As filed with the Securities and Exchange Commission on June 17, 2009
                       Registration No. 33-00488/811-04416

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         POST-EFFECTIVE AMENDMENT NO. 82                     [X]

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                                Amendment No. 83                             [X]

                                 ALLEGIANT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-622-3863

                             Audrey C. Talley, Esq.
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                                  Kathleen Barr
                       Allegiant Asset Management Company
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

It is proposed that this filing will become effective (check appropriate box):

     [ ]  immediately upon filing pursuant to paragraph (b)

     [ ]  on (date) pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1)

     [X]  75 days after filing pursuant to paragraph (a)(2)

     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                 ALLEGIANT FUNDS

                                                                      PROSPECTUS

                                                                  A AND C SHARES

                                                               AUGUST [__], 2009

EQUITY FUND
Diversified Real Estate Fund

TAX EXEMPT BOND FUNDS
Maryland Tax Exempt Bond Fund
Tax Exempt Limited Maturity Bond Fund

                                                             (ALLEGIANT(R) LOGO)
                                                              AllegiantFunds.com

                                          THE SECURITIES AND EXCHANGE COMMISSION
                                HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES
                                 OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
                       ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                    THE DISCIPLINE OF INVESTING,
                                                         A COMMITMENT TO RESULTS

                               INVESTMENT ADVISER
                                 ALLEGIANT ASSET
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS

Allegiant Funds ("Allegiant") is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment objectives and strategies. This prospectus gives you important information that you should know about Class A and Class C Shares of the Diversified Real Estate, Maryland Tax Exempt Bond and Tax Exempt Limited Maturity Bond Funds before investing. Allegiant also offers Class A and Class C Shares of other Allegiant Equity, Fixed Income, Tax Exempt Bond and Money Market Funds in separate prospectuses. To obtain more information about Allegiant, visit AllegiantFunds.com or call 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                  PAGE
                                                                  ----
RISK/RETURN INFORMATION COMMON TO THE FUNDS....................
EQUITY FUND
   ALLEGIANT DIVERSIFIED REAL ESTATE FUND......................
TAX EXEMPT BOND FUNDS
   ALLEGIANT MARYLAND TAX EXEMPT BOND FUND.....................
   ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND.............
MORE INFORMATION ABOUT PRINCIPAL RISKS.........................
INVESTMENT ADVISER AND PORTFOLIO MANAGERS......................
PURCHASING, EXCHANGING AND REDEEMING FUND SHARES...............
DISTRIBUTION AND SHAREHOLDER SERVICE PLANS.....................
DIVIDENDS AND TAX ASPECTS OF INVESTING IN THE FUNDS............
APPENDIX A
   MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES......   A-1
   MORE INFORMATION ABOUT FUND INVESTMENTS.....................   A-3
APPENDIX B
   FINANCIAL HIGHLIGHTS........................................   B-1

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and uses professional investment managers to invest in securities.

Each Fund has its own investment objective and strategies for reaching that objective. The investment objective of each Fund may be changed at any time without a shareholder vote. Allegiant Asset Management Company (the "Adviser") manages the investments of each Fund. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its objective. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser's judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Each Fund's performance is compared to the performance of one or more benchmark indices. A Fund does not attempt to replicate the performance of its benchmark index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

The Adviser evaluates the risks and rewards presented by all securities purchased by a Fund and how they advance the Fund's investment objective. It is possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency.

EQUITY FUND

ALLEGIANT DIVERSIFIED REAL ESTATE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Current income and capital growth

PRINCIPAL INVESTMENT STRATEGY   Investing in equity securities of companies engaged
                                primarily in the real estate business, particularly real
                                estate investment trusts

PRINCIPAL RISKS                 Market risk, real estate securities risk

TICKER SYMBOL                   Class A [_____]
                                Class C [_____]

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets (which includes borrowings for investment purposes) in equity securities (common and preferred stocks) of companies engaged primarily in the real estate business (companies that derive at least 50% of revenues or profits from, or have at least 50% of assets in, real estate activities), particularly real estate investment trusts ("REITs"). REITs are companies that invest in real estate and related areas. "Equity REITs" invest directly in real estate and typically earn money from lease payments and gains on property sales. "Mortgage REITs" typically make or own loans and other obligations that are secured by real estate collateral. "Hybrid REITs" are those that combine both approaches.

The Fund will provide shareholders with at least 60 days' written notice before changing its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in equity securities of companies engaged primarily in the real estate business, particularly REITs.

Under normal market conditions, the Fund's principal investment strategies include: (1) favoring investment in mid-capitalization stocks, generally between $2 and $10 billion, with a focus on equity and hybrid REITs; (2) investing in companies that appear to offer the potential for strong earnings growth as well as above-average dividend yields; and (3) diversifying the Fund's holdings in companies that invest in various geographic regions, both in and outside the United States, and types of real estate.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of investing in the Diversified Real Estate Fund by showing changes in the Fund's performance, before taxes, from calendar year to calendar year and by showing how the Fund's average annual total returns for the one, five and ten years, before and after taxes, compared with those of the FTSE NAREIT Equity REIT Index, an unmanaged index generally representative of the U.S. REIT market. The Fund will not commence operation until the closing of the pending reorganization between the Allegiant Funds and [___]. The performance set forth below is based on the performance of corresponding classes of the [___] Fund (the "Predecessor Fund"). The Predecessor Fund was managed by [___] for the periods shown below. Prior to September 30, 2002, the quoted performance of Class A and Class C Shares reflects the performance of the Class I, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the Fund would have substantially similar returns as the Class I because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses. [The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns would be less than those shown below.] Total returns would have been lower had certain fees and expenses not been waived or reimbursed. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

              ANNUAL TOTAL RETURNS FOR THE PAST [___] CALENDAR YEARS

Performance Years

Best Quarter    [____]%   [____]
Worst Quarter   [____]%   [____]

The Fund's year-to-date total return for Class A Shares through June 30, 2009 was [___]%.

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

CLASS A SHARES                                  1 YEAR     5 YEARS    10 YEARS
--------------                                 --------   ---------   --------
Allegiant Diversified Real Estate Fund
   Returns Before Taxes
   Returns After Taxes on Distributions(1)
   Returns After Taxes on Distributions and
      Sale of Fund Shares(1)
FTSE NAREIT Equity REIT Index(2)
   (reflects no deduction for fees, expenses
   or taxes)

CLASS C SHARES                                  1 YEAR     5 YEARS    10 YEARS
--------------                                 --------   ---------   --------
Allegiant Diversified Real Estate Fund
FTSE NAREIT Equity REIT Index (2)
   (reflects no deduction for fees, expenses
   or taxes)

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The FTSE NAREIT Equity REIT Index is an unmanaged index generally representative of the U.S. REIT market.

FUND FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

                                          DIVERSIFIED REAL
                                            ESTATE FUND
                                         -----------------
                                         CLASS A   CLASS C
                                         -------   -------
SHAREHOLDER FEES
(paid directly from your investment)
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of
   offering price)                       5.50%(1)  None
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset
   value)                                None(2)   1.00%(3)
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends and Other
   Distributions (as a percentage of
   offering price)                       None      None
Redemption Fee (as a percentage of
   amount redeemed, if applicable)       None      None
Exchange Fee                             None      None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
assets)
Investment Advisory Fees                 0.80%     0.80%
Distribution (12b-1) Fees                    %(4)      %(5)
Other Expenses:
   Shareholder Servicing Fees(6)         0.25%     0.25%
   Other                                     %         %
Total Other Expenses                         %         %
Total Annual Fund
Operating Expenses(7)                        %         %

(1) This sales charge varies depending upon how much you invest. For more information on the sales charge waiver, see the "Sales Charges" section of this prospectus.

(2) A contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

(3) A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to 18 months from the date of purchase.

(4) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Fund's Class A Shares during the current fiscal year. The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1). Fees stated in the table above during the current fiscal year.

(5) Each Fund may compensate the Underwriter from Class C Share assets for distribution of Class C Shares in an amount not to exceed 0.75% per annum of the average daily net assets of such shares.

(6) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

(7) Total Annual Fund Operating Expenses are estimated based on expenses expected to be incurred in the current fiscal year.

For more information about these fees, see "Investment Adviser and Portfolio Managers" and "Distribution and Shareholder Service Plans."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Diversified Real Estate Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or Class C shares of the Fund for the time periods indicated and that you redeem your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year, Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:

                               1 YEAR   3 YEARS
                               ------   -------
DIVERSIFIED REAL ESTATE FUND
   Class A Shares              $[___]    $[___]
   Class C Shares(1)            [___]     [___]
   Class C Shares(2)            [___]     [___]

(1)  If you redeem your shares at the end of the period.

(2)  If you do not redeem your shares at the end of the period.

TAX EXEMPT BOND FUNDS

ALLEGIANT MARYLAND TAX EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            High level of interest income that is exempt from federal
                                and Maryland state and local income taxes

PRINCIPAL INVESTMENT STRATEGY   Investing in investment-grade municipal bonds and other
                                municipal obligations issued by the State of Maryland, its counties, municipalities and other taxing districts, and
                                other issuers located outside of Maryland that are exempt
                                from both federal income taxes, federal alternative
                                minimum tax and Maryland state and local income taxes

PRINCIPAL RISKS                 Market risk, interest rate risk, credit risk, single state risk, non-diversification risk, derivatives risk

TICKER SYMBOL                   Class A   [_____]
                                Class C   [_____]

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets (which includes borrowings for investment purposes) in investment-grade municipal bonds and other municipal obligations issued by the State of Maryland, its counties, municipalities and other taxing districts, and other issuers located outside of Maryland that are exempt from both federal income taxes, federal alternative minimum tax and Maryland state and local income taxes.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Maryland residents.

In selecting securities for the Fund to buy and sell, the Adviser monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and issuers. The Fund will invest in securities of varying maturity. The Fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality but may invest up to 10% of its assets in below-investment grade securities, also known as high yield "junk" bonds (generally rated below the BBB category). The Fund may also invest up to 20% of its total assets in interest rate swaps.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of investing in the Maryland Tax Exempt Bond Fund by showing changes in the Fund's performance, before taxes, from calendar year to calendar year and by showing how the Fund's average annual total returns for the one, five and ten years, before and after taxes, compared with those of the Barclays Capital Quality Intermediate Index, an unmanaged index that tracks the performance of intermediate municipal bonds with an average credit quality of AA. The Fund will not commence operations until the closing of the pending reorganization between the Allegiant Funds and [__]. The performance set forth below is based on the performance of corresponding classes of the [___] Fund (the "Predecessor Fund"). The Predecessor Fund was managed by [___] for the periods shown below. Prior to [___], the quoted performance of Class A and Class C Shares reflects the performance of the Class I, a class of shares of the Fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Class I because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses. [The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns would be less than those shown below.] Total returns would have been lower had certain fees and expenses not been waived or reimbursed. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

              ANNUAL TOTAL RETURNS FOR THE PAST [__] CALENDAR YEARS

Performance Years

Best Quarter    [_____]%  [_____]
Worst Quarter   [_____]%  [_____]

The Fund's year-to-date total return for Class A Shares through June 30, 2009 was [___]%.

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

CLASS A SHARES                                 1 YEAR   5 YEARS   10 YEARS
--------------                                 ------   -------   --------
Allegiant Maryland Tax Exempt Bond Fund
   Returns Before Taxes
   Returns After Taxes on Distributions(1)
   Returns After Taxes on Distributions and
      Sale of Fund Shares(1)
Barclays Capital Quality Intermediate Index (2)
   (reflects no deduction for fees, expenses
   or taxes)

CLASS C SHARES                                 1 YEAR   5 YEARS   10 YEARS
--------------                                 ------   -------   --------
Allegiant Maryland Tax Exempt Bond Fund
Barclays Capital Quality Intermediate Index (2)
   (reflects no deduction for fees, expenses
   or taxes)

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Barclays Capital Quality Intermediate Index is an unmanaged index that tracks the performance of intermediate municipal bonds with an average credit quality of AA.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            High level of income that is exempt from regular federal
                                income tax as is consistent with relative protection of
                                capital

PRINCIPAL INVESTMENT STRATEGY   Investing in municipal bonds and other municipal
                                obligations that pay interest that is exempt from both
                                regular federal income tax and federal alternative minimum tax

PRINCIPAL RISKS                 Market risk, interest rate risk, credit risk, derivatives
                                risk

TICKER SYMBOL                   Class A   [_____]
                                Class C   [_____]

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets (which includes borrowings for investment purposes) in municipal bonds and other municipal obligations that pay interest that is exempt from both regular federal income tax and federal alternative minimum tax. The Fund normally will maintain a dollar-weighted average portfolio maturity of between one and five years.

In selecting securities for the Fund to buy and sell, the Adviser monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and regions of the country. The Fund will invest in securities of varying maturity, but generally will favor those with short to medium maturities. The Fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality but may invest up to 10% of its assets in below-investment grade securities, also known as high yield "junk" bonds (generally rated below the BBB category). The Fund may also invest up to 20% of its total assets in interest rate swaps.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of investing in the Tax Exempt Limited Maturity Bond Fund by showing changes in the Fund's performance, before taxes, from calendar year to calendar year and by showing how the Fund's average annual total returns for the one, five and ten years, before and after taxes, compared with those of the Barclays Capital Mutual Fund Short Index, an unmanaged index that tracks the performance of highly rated, short duration municipal bonds with effective maturities of 0-6 years. The Fund will not commence operation until the closing of the pending reorganization between the Allegiant Funds and [___]. The performance set forth below is based on the performance of corresponding classes of the [___] Fund (the "Predecessor Fund"). The Predecessor Fund was managed by [___] for the periods shown below. Prior to [___], the quoted performance of Class A and Class C Shares reflects the performance of the Class I, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the Fund would have substantially similar returns as the Class I because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses. [The bar chart does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns would be less than those shown below.] Total returns would have been lower had certain fees and expenses not been waived or reimbursed. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

            ANNUAL TOTAL RETURNS FOR THE PAST [____] CALENDAR YEARS

Performance Years

Best Quarter    [_____]%   [_____]
Worst Quarter   [_____]%   [_____]

The Fund's year-to-date total return for Class A Shares through June 30, 2009 was [___]%.

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

CLASS A SHARES                                 1 YEAR   5 YEARS   10 YEARS
--------------                                 ------   -------   --------
Allegiant Tax Exempt Limited Maturity Bond
   Fund
   Returns Before Taxes
   Returns After Taxes on Distributions(1)
   Returns After Taxes on Distributions and
      Sale of Fund Shares(1)
Barclays Capital Mutual Fund Short Index (2)
   (reflects no deduction for fees, expenses
   or taxes)

CLASS C SHARES                                 1 YEAR   5 YEARS   10 YEARS
--------------                                 ------   -------   --------
Allegiant Tax Exempt Limited Maturity Bond
   Bond Fund
Barclays Capital Mutual Fund Short Index (2)
   (reflects no deduction for fees, expenses
   or taxes)

(1) After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Barclays Capital Mutual Fund Short Index is an unmanaged index that tracks the performance of highly rated, short duration municipal bonds with effective maturities of 0-6 years.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

                                              MARYLAND TAX       TAX EXEMPT LIMITED
                                             EXEMPT BOND FUND    MATURITY BOND FUND
                                            ------------------   ------------------
                                            CLASS A    CLASS C   CLASS A    CLASS C
                                            -------    -------   -------    -------
SHAREHOLDER FEES
   (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of offering
   price)                                   3.00%(1)   None      3.00%(1)   None
Maximum Deferred Sales Charge (Load)        None(2)    1.00%(3)  None(2)    1.00%(3)
   (as a percentage of net asset value)
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends and Other
   Distributions (as a percentage of
   offering price)                          None       None      None       None
Redemption Fee (as a percentage of
   amount redeemed, if applicable)          None       None      None       None
Exchange Fee                                None       None      None       None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund
   assets)
Investment Advisory Fees                    0.40%      0.40%     0.40%      0.40%
Distribution (12b-1) Fees                   ____%(4)   ____%(5)  ____%(4)   ____%(5)
Other Expenses:
   Shareholder Servicing Fees(6)            0.25%      0.25%     0.25%      0.25%
   Other                                    ____%      ____%     ____%      ____%
Total Other Expenses                        ____%      ____%     ____%      ____%
Total Annual Fund Operating Expenses(7)     ____%      ____%     ____%      ____%

(1) This sales charge varies depending upon how much you invest. For more information on the sales charge waiver, see the "Sales Charges" section of this prospectus.

(2) A contingent deferred sales charge of 0.50% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months.

(3) A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to 18 months from the date of purchase.

(4) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class A Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than the Distribution (12b-1). Fees stated in the table above during the current fiscal year.

(5) Each Fund may compensate the Underwriter from Class C Share assets for distribution of Class C Shares in an amount not to exceed 0.75% per annum of the average daily net assets of such shares.

(6) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

(7) Total Annual Fund Operating Expenses are estimated based on expenses expected to be incurred in the current fiscal year.

For more information about these fees, see "Investment Adviser and Portfolio Managers" and "Distribution and Shareholder Service Plans".

EXAMPLES

These Examples are intended to help you compare the cost of investing in the Maryland Tax Exempt Bond Fund and Tax Exempt Limited Maturity Bond Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class A or Class C shares of a Fund for the time periods indicated and that you redeem your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:

                                        1 YEAR    3 YEARS
                                        -------   -------
MARYLAND TAX EXEMPT BOND FUND
    Class A Shares                       $[___]   $[___]
    Class C Shares(1)                     [___]    [___]
    Class C Shares(2)                     [___]    [___]
TAX EXEMPT LIMITED MATURITY BOND FUND
    Class A Shares                       $[___]   $[___]
    Class C Shares(1)                     [___]    [___]
    Class C Shares(2)                     [___]    [___]

(1)  If you redeem your shares at the end of the period.

(2)  If you do not redeem your shares at the end of the period.

                     MORE INFORMATION ABOUT PRINCIPAL RISKS

                                                                                       NON-
                                     CREDIT  DERIVATIVES   INTEREST               DIVERSIFICATION    REAL ESTATE    SINGLE STATE
                                      RISK      RISK      RATE RISK  MARKET RISK       RISK        SECURITIES RISK      RISK
                                     ------  -----------  ---------  -----------  ---------------  ---------------  ------------
EQUITY FUNDS
   Diversified Real Estate Fund                                          X                                X
TAX EXEMPT BOND FUNDS
   Maryland Tax Exempt Bond Fund        X         X           X          X               X                               X
   Tax Exempt Limited Maturity Bond
      Fund                              X         X           X          X

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although a Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

On September 7, 2008, FNMA and Freddie Mac (collectively the "GSEs") were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA") to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs' assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. Additionally, the GSEs are expected to modestly increase their mortgage-backed security portfolios through the end of 2009 and then gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a lower, less risky size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship. First, the U.S. Treasury and FHFA have established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury will receive senior preferred equity shares and warrants to ensure that the GSEs maintain a positive net worth. The GSEs' common and preferred shareholders will bear any losses ahead of the new government senior preferred shares. Second, the U.S. Treasury has established a new secured lending credit facility which will be available to FNMA, Freddie Mac and the FHLBs to assist the entities in funding their regular business activities in the capital markets, until December 31, 2009. Also, the U.S. Treasury has initiated a program to purchase the GSE mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

For the Maryland Tax Exempt Bond and Tax Exempt Limited Maturity Bond Funds, there may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. For the Funds, junk bonds and high-yield bonds involve a greater risk of default or downgrade and are more volatile than investment grade securities. Junk bonds and high-yield bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds and high-yield bonds may be more susceptible than other issuers to economic downturns. Junk bonds and high-yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends on a timely basis and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

DERIVATIVES RISK. Derivative instruments include options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

The Funds may engage in a variety of transactions using "derivatives," such as futures, options, warrants and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Adviser's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are

"leveraged" and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions at any time. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

If the Fund sells protection on credit default swaps relating to corporate debt securities, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt security to the counterparty in the event of a default by a third party, the corporate debt security issuer, on the debt security. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default had occurred. If no default occurred, the Fund would keep the stream of payments and would effectively add leverage to its portfolio because, in addition to its net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

INTEREST RATE RISK. An investment by the Funds in fixed income securities and money market instruments is subject to interest rate risk, which is the possibility that a Fund's yield will decline due to falling interest rates and the market prices of a Fund's fixed income investments may decline due to an increase in market interest rates.

MARKET RISK. The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The prices of the equity securities in which the Diversified Real Estate Fund invests will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. The Fund is also subject to the risk that its primary market segment defined in the Fund's Principal Investment Strategy may underperform other market segments or the markets as a whole.

The prices of fixed income securities in which the Maryland Tax Exempt Bond and the Tax Exempt Limited Maturity Bond Funds respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The Funds are also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

The Maryland Tax Exempt Bond and the Tax Exempt Limited Maturity Bond Funds are subject to the risk that municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Maryland Tax Exempt Bond Fund is also subject to the risk that Maryland municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

NON-DIVERSIFICATION RISK. The Maryland Tax Exempt Bond Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

REAL ESTATE SECURITIES RISK. The performance of real estate securities may be significantly impacted by the performance of real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of real estate company shares also may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company's operations and market value in periods of rising interest rates as well as risks normally associated with debt financing. Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable domestic and foreign laws (e.g., Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the countries and regions in which the real estate owned by the Fund is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company such as a REIT may also have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

SINGLE STATE RISK. The Maryland Tax Exempt Bond Fund's focus on investments in securities of issuers located in Maryland Tax Exemptleaves that Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated.

For additional information about risks, see "More Information About Principal Investment Strategies" in Appendix A.

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

Allegiant Asset Management Company, with its principal offices at 200 Public Square, 5th Floor, Cleveland, Ohio 44114, serves as the Adviser to the Funds. As of May 31, 2009, the Adviser had approximately $25.6 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees of Allegiant supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The table below shows the advisory fees payable to the Adviser from each Fund:

                                            ADVISORY FEES
                                           AS A PERCENTAGE
FUND NAME                               OF AVERAGE NET ASSETS
---------                               ---------------------
Diversified Real Estate Fund                    0.40%
Maryland Tax Exempt Bond Fund                   0.80%
Tax Exempt Limited Maturity Bond Fund           0.40%

A discussion regarding the basis for the Board's approval of the Funds' advisory agreements will be available in the semi-annual report to shareholders for the period ended November 30, 2009.

PORTFOLIO MANAGERS

NAME                                                       BUSINESS EXPERIENCE
----                           --------------------------------------------------------------------------
DIVERSIFIED REAL ESTATE FUND
[NAME]                         [NAME] is responsible for the day-to-day management of the Diversified
[TITLE]                        Real Estate Fund.
Years with the Adviser and
affiliated entities:  [__]     [NAME] has been with the Adviser and its affiliated entities since [YEAR].
Industry experience:  [___]
MARYLAND TAX EXEMPT BOND AND TAX EXEMPT LIMITED MATURITY BOND FUNDS
[NAME]                         [NAME] is the lead portfolio manager with respect to the Maryland
[TITLE]                        Tax Exempt and Tax Exempt Limited Maturity Bond Funds.
Years with the Adviser and
affiliated entities:  [__]     [NAME] has been with the Adviser and its affiliated entities since [YEAR].
Industry experience:  [___]
[NAME]                         [NAME] is the co-portfolio manager with respect to the Maryland Tax Exempt
[TITLE]                        and Tax Exempt Limited Maturity Bond Funds.
Years with the Adviser and
affiliated entities:  [__]     [NAME] has been with the Adviser and its affiliated entities since [YEAR].
Industry experience:  [___]

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is described in the Statement of Additional Information.

PURCHASING, EXCHANGING AND REDEEMING FUND SHARES

This section tells you how to purchase, exchange and redeem Class A Shares and Class C Shares of the Funds. The Funds may accept or reject any purchase order.

Class A Shares and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

     CLASS A SHARES

     - FRONT-END SALES CHARGE (SEE PAGE __ FOR INFORMATION ABOUT REDUCED OR WAIVED FRONT-END SALES CHARGES)

     - CONTINGENT DEFERRED SALES CHARGE ON PURCHASES OF $1 MILLION OR MORE (BACK-END SALES CHARGE IF YOU REDEEM WITHIN 18 MONTHS OF INITIAL PURCHASE)

     -    12B-1 FEES UP TO 0.10% OF NET ASSETS

     -    SHAREHOLDER SERVICING FEES UP TO 0.25% OF NET ASSETS

     -    $1,000 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM INVESTMENT

     -    DOES NOT CONVERT TO ANY OTHER SHARE CLASS

     -    $50 MINIMUM MONTHLY INVESTMENT THROUGH PLANNED INVESTMENT PROGRAM

Class A Shares are for individuals, corporate investors and retirement plans.

     CLASS C SHARES:

     -    NO FRONT-END SALES CHARGE

     - CONTINGENT DEFERRED SALES CHARGE (BACK-END SALES CHARGE IF YOU REDEEM WITHIN 18 MONTHS OF INITIAL PURCHASE)

     -    12B-1 FEES UP TO 0.75% OF NET ASSETS

     -    SHAREHOLDER SERVICING FEES UP TO 0.25% OF NET ASSETS

     -    $1,000 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM INVESTMENT

     -    DOES NOT CONVERT TO ANY OTHER SHARE CLASS

     -    $50 MINIMUM MONTHLY INVESTMENT THROUGH PLANNED INVESTMENT PROGRAM

Class C Shares are for individuals, corporate investors and retirement plans.

For investors purchasing Class A or Class C Shares through a Planned Investment Program, the minimum initial investment is $50. See "Planned Investment Program" on page __. For information on how to open an account and set up procedures for placing transactions, call 1-800-622-FUND (3863).

The Adviser and its affiliates currently make payments from their own resources to financial intermediaries that generate purchase orders. The Adviser or its affiliates may pay fees, from their own assets, to financial intermediaries for shareholder or administrative services in connection with investments in the Funds. These fees are in addition to any fees that may be paid by the Funds for these types of services or other services, including 12b-1 fees. The Adviser and its affiliates also participate in certain arrangements whereby the Adviser or its affiliates may pay from their own resources financial intermediaries for inclusion of the Funds on certain preferred sales lists or other similar programs intended to generate fund sales. In some cases, these payments may create an incentive for a financial intermediary to recommend sales of fund shares. In addition, the Adviser or its affiliates may also share certain marketing support expenses for such intermediaries to raise awareness of the Funds. Such payment may be in addition to, or in lieu of, sales- and asset-based payments. The payment arrangements described herein will not change the price an investor pays for shares of the Funds nor the amount that a Fund receives to invest on behalf of the investor. The Adviser or its affiliates may discontinue these payments at any time. Investors should consider whether such arrangements exist when evaluating any recommendation from an intermediary to purchase or sell shares of a Fund. Please see the Statement of Additional Information for more information on these payments and the programs described above.

The Adviser will monitor each Fund's asset size and, subject to approval by Allegiant's Board of Trustees, may decide to close a Fund at any time to new investments or new accounts if the Adviser believes that an increase in the asset size of a Fund may adversely affect the implementation of the Fund's strategies. If a Fund is closed, the Fund may continue to accept additional investments from existing shareholders.

HOW TO PURCHASE AND EXCHANGE FUND SHARES

                                           NEW ACCOUNT SET UP                         ADDING TO AN EXISTING ACCOUNT
                             ----------------------------------------------   ---------------------------------------------
ONLINE AllegiantFunds.com    -    Visit our site and click on "Account        -    You may place your purchase order
                                  Access" to submit an online application.         on our website using your established
                                  Or log on to our online Forms Center to          banking instructions for payment. To
                                  print an application and mail to the             authorize this service, please
                                  address below.                                   complete an Account Maintenance Form
                                                                                   or call 1-800-622-FUND (3863).
                             -    Unless you arrange to pay by wire or
                                  ACH, write your check, payable in U.S.
                                  dollars, to "Allegiant Funds (Fund
                                  name)."  Allegiant cannot accept
                                  third-party checks, starter checks,
                                  credit cards, credit card checks, cash or
                                  cash equivalents (i.e., cashier's check,
                                  bank draft, money order or travelers'
                                  check).

BY MAIL                      -    Complete and sign an application.           -    Provide purchase instructions with
                                  Applications may be requested by calling         the fund name, share class, your
                                  1-800-622-FUND (3863) or may be                  account number and account
                                  downloaded from our website at                   registration information.
                                  AllegiantFunds.com.
                                                                              -    Make your check payable to
                             -    Make your check payable to                       "Allegiant Funds (Fund Name)."
                                  "Allegiant Funds (Fund Name)." Allegiant         Allegiant cannot accept third-party
                                  cannot accept third-party checks,                checks, starter checks, credit cards,
                                  starter checks, credit cards, credit             credit card checks, cash or cash
                                  card checks, cash or cash equivalents            equivalents (i.e., cashier's check,
                                  (i.e., cashier's check, bank draft,              bank draft, money order or travelers'
                                  money order or travelers' check).                check).

                             -    Mail the completed and signed               -    Mail the instructions and the
                                  account application and your check to:           check to one of the two mailing
                                                                                   addresses provided.
                                        Allegiant Funds
                                        c/o PNC Global Investment Servicing
                                        P.O. Box 9795
                                        Providence, RI 02940-9795

                                        OVERNIGHT DELIVERY TO:
                                        Allegiant Funds
                                        c/o PNC Global Investment Servicing
                                        101 Sabin Street
                                        Pawtucket, RI 02860-1427

                                           NEW ACCOUNT SET UP                         ADDING TO AN EXISTING ACCOUNT
                             ----------------------------------------------   ---------------------------------------------
BY TELEPHONE WITH            -    Call Investor Services at                   -    If you previously selected the
WIRE TRANSFER                     1-800-622-FUND (3863) to set up an               telephone purchases option for your
                                  account number and to receive a wire             account, call Investor Services at
                                  control number to be included in the             1-800-622-FUND (3863) to purchase
                                  body of the wire.                                additional shares.

                             -    Ask your bank to immediately                -    If your bank account information
                                  transmit available funds by wire. Your           is on file, you can request purchases
                                  bank may charge you a wiring fee for             through federal funds wire or
                                  this service.                                    electronic transfer through the
                                                                                   Automated Clearing House.

                             -    Wiring instructions are as follows:         -    To add telephone purchases option
                                                                                   to your account, please complete an
                                  PNC Bank, N.A.                                   Account Maintenance Form or call
                                  Philadelphia, PA                                 Investor Services.
                                  ABA # 031000053
                                  DDA# 8611711342
                                  For credit to the Allegiant Funds
                                  Further credit (your fund number, your
                                  account number and the name on the
                                  account)
                                  Confirmation or order number (if
                                  applicable)

                             -    Complete and sign the account
                                  application and mail to:

                                  Allegiant Funds
                                  c/o PNC Global Investment Servicing
                                  P.O. Box 9795
                                  Providence, RI 02940-9795

                                  OVERNIGHT DELIVERY TO:

                                  Allegiant Funds
                                  c/o PNC Global Investment Servicing
                                  101 Sabin Street
                                  Pawtucket, RI  02860-1427

PLANNED INVESTMENT PROGRAM   -    With a $50 minimum initial                  -    With current bank account
(SYSTEMATIC INVESTING)            investment, you may purchase Class A or          information on your account,
                                  Class C Shares automatically through             participation in the program can be
                                  regular deductions from your regular             arranged via the Internet or by calling
                                  checking or savings bank account in              1-800-622-FUND (3863).
                                  amounts of at least $50 per month per
                                  account.                                    -    For existing accounts, without
                                                                                   bank account information, participation
                             -    You may arrange for participation in             can be arranged by completing an Account
                                  this program when a new account is               Maintenance Form with banking
                                  established.                                     information.  This form must include a
                                                                                   signature guaranteed by a bank or other
                                                                                   financial institution.

                                           NEW ACCOUNT SET UP                         ADDING TO AN EXISTING ACCOUNT
                             ----------------------------------------------   ---------------------------------------------
BY EXCHANGE                  -    You may exchange your shares of a           -    If you previously selected the
                                  Fund for the same class of shares of             telephone exchange option for your
                                  another Allegiant Fund.                          account, call our Investor Services at
                                                                                   1-800-622-FUND (3863) to exchange your
                             -    Call with your account name, number,             shares.
                                  and amount of exchange into an existing
                                  account (minimum amount is $1,000).         -    To authorize exchanges to your
                                                                                   account, please complete an Account
                             -    You may exchange your shares on any              Maintenance Form or call Investor
                                  Business Day.  The deadline for                  Services.
                                  submitting same day exchange orders to
                                  Allegiant's transfer agent is 4:00 p.m.
                                  Eastern time.

SYSTEMATIC EXCHANGE          -    You may exchange shares of an               -    You may arrange for participation
PROGRAM                           Allegiant Fund for any other Allegiant           in this program via the Internet at
                                  Fund of the same class automatically, at         AllegiantFunds.com, by calling
                                  periodic intervals.  If you would like to        1-800-622-FUND (3863) or by
                                  enter a program concerning Class C               completing an account application.
                                  Shares, you must exchange them within
                                  either six or twelve months from the date
                                  of purchase.  The minimum exchange amount
                                  is $50.

FINANCIAL INTERMEDIARY       -    Contact your financial consultant,          -    Allegiant may authorize certain
                                  financial intermediary or institution to         financial intermediaries to receive,
                                  transact initial purchases or additional         on behalf of Allegiant, purchase,
                                  purchases of shares of Allegiant Funds.          redemption and exchange orders placed
                                  Your financial intermediary is                   by or on behalf of their customers
                                  responsible for transmitting all purchase        and to designate other intermediaries
                                  and sale requests, investment                    to receive such orders.  In these
                                  information, documentation and money to          cases, a Fund will be deemed to have
                                  Allegiant's transfer agent on time.              received an order that is in proper
                                                                                   form when the order is received by
                             -    Your financial consultant, financial             the financial intermediary on a
                                  intermediary or institution may set              Business Day, and the order will be
                                  different minimum initial and additional         priced at the Fund's net asset value
                                  investment requirements and may charge a         ("NAV") per share next determined
                                  fee for its services.                            after such receipt by the financial
                                                                                   intermediary.

NOTE: IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS FROM YOUR DATE OF PURCHASE).

WHEN YOU EXCHANGE SHARES, YOU ARE REALLY SELLING YOUR SHARES, WHICH MAY SUBJECT YOU TO TAX, AND BUYING OTHER FUND SHARES. YOUR SALE PRICE AND PURCHASE PRICE WILL BE BASED ON THE NAVS NEXT CALCULATED AFTER A FUND RECEIVES YOUR EXCHANGE REQUEST.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, a Fund generally values its investment portfolio at market price. Certain short-term obligations with maturities of 60 days or less that are used to manage a Fund's cash are valued on the basis of amortized cost.

The Diversified Real Estate Fund may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or redeem shares of the Fund.

If market prices are not readily available, including when quoted prices are considered to be unreliable, fair value prices will be determined in good faith by the Fund accountant and Adviser using methods approved by the Board of Trustees. A Fund will use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchange on which the security is traded. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the New York Stock Exchange
(NYSE)) that may impact the value of securities traded in these foreign markets. This most commonly occurs with foreign securities, but may occur in other cases as well. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. The independent pricing service may draw upon, among other information, the market values of foreign investments. Because the frequency of significant events is not predictable, fair valuation of certain common stocks may occur on a frequent basis. A Fund will also use fair value pricing for domestic securities when a significant event (e.g., there is a "thin" market in the security or the security has not been traded for an extended period of time) impacts the value of such securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.

Investments by any Fund in any mutual fund are valued at their respective NAVs as determined by those mutual funds each Business Day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.

Investment transactions are recorded on trade date for financial statement preparation purposes. As is normal procedure in the mutual fund industry, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a Fund's NAV on the Business Day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Expenses common to all the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.

GENERAL INFORMATION REGARDING PURCHASES

You may purchase shares on any day that the NYSE is open for business (Business
Day). Shares cannot be purchased by wire transactions on days when banks are closed.

Allegiant may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders. A Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. A Fund may reject, cancel or revoke the purchase on the following Business Day, or as soon thereafter as possible.

The price per share (the offering price) will be the NAV next determined after a Fund or an authorized financial intermediary receives your purchase order in proper form, which, in some cases, may require receipt of payment for shares to be considered in proper form, mainly for ACH purposes, in the case of Class A Shares, the applicable front-end sales charge. Daily NAV is calculated for each of the Funds each Business Day at the close of trading on the NYSE (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the NYSE is closed for trading. The deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time. However, the Funds may close early on Business Days that the Securities Industry and Financial Markets Association recommends that the bond markets close early.

Certain shareholders may also purchase shares of the Allegiant Advantage Institutional Money Market Fund ("Advantage Fund," and together with all of the Allegiant Funds, the "Fund Complex"), an investment portfolio of another registered investment company for whom the Adviser provides investment advisory services. The Advantage Fund's minimum initial investment is $5 million. There is no minimum subsequent investment. The Advantage Fund, at its discretion, may reduce the minimum initial investment for specific shareholders whose aggregate relationship with the Fund Complex is substantially equivalent to the $5 million minimum and warrants this reduction. The minimum initial investment also may be waived if the investor has, in the opinion of the Advantage Fund, adequate intent and availability of assets to reach a future level of investment of $5 million in the Fund Complex. Please see an Advantage Fund prospectus for more information.

GENERAL INFORMATION REGARDING EXCHANGES

You may exchange your shares of a Fund for the same class of shares of another Allegiant Fund. You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to Allegiant's transfer agent is 4:00 p.m. Eastern time.

-    CLASS A SHARES

     You may exchange Class A Shares of any Allegiant Fund for Class A Shares of any other Allegiant Fund. If you exchange shares that you purchased without a sales charge into an Allegiant Fund with a sales charge, that exchange is subject to the sales charge applicable to the new Fund. If you exchange shares into an Allegiant Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange in this manner.

-    CLASS C SHARES

     You may exchange Class C Shares of any Allegiant Fund for Class C Shares of any other Allegiant Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 18 months from your initial purchase.

Allegiant reserves the right to revise or terminate the exchange privilege at any time, for any reason. You will be provided 60 days' written notice before any material change to the exchange privilege is made.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load. The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment and your investment selection:

DIVERSIFIED REAL ESTATE FUND

                                                               DEALERS'
                      SALES CHARGE AS                         REALLOWANCE
If your               A % OF OFFERING    AS A % OF NET    AS A % OF OFFERING
Investment is:        PRICE PER SHARE   AMOUNT INVESTED     PRICE PER SHARE
--------------        ---------------   ---------------   ------------------
Less than $25,000          5.50              5.82                5.00
$25,000 but less
   than $50,000            5.25              5.54                4.75
$50,000 but less
   than $100,000           4.75              4.99                4.25
$100,000 but less
   than $250,000           3.75              3.90                3.25
$250,000 but less
   than $500,000           3.00              3.09                2.50
$500,000 but less
   than $1,000,000         2.00              2.04                1.50
$1,000,000 or more*        0.00              0.00                0.00

MARYLAND TAX EXEMPT BOND AND TAX EXEMPT LIMITED MATURITY BOND FUNDS

                                                               DEALERS'
                      SALES CHARGE AS                         REALLOWANCE
If your               A % OF OFFERING    AS A % OF NET    AS A % OF OFFERING
Investment is:        PRICE PER SHARE   AMOUNT INVESTED     PRICE PER SHARE
--------------        ---------------   ---------------   ------------------
Less than $100,000         3.00              3.09                2.50
$100,000 but less
   than $250,000           2.00              2.04                1.50
$250,000 but less
   than $500,000           1.50              1.52                1.00
$500,000 but less
   than $1,000,000         1.00              1.01                0.50
$1,000,000 or more*        0.00              0.00                0.00

* There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more and in such cases, the Underwriter, Adviser, or one of their affiliates, may make a payment to the selected dealer in an amount not to exceed 1.00% of the amount invested with respect to the Diversified Real Estate Fund and 0.50% of the amount invested with respect to the Maryland Tax Exempt Bond and Tax Exempt Limited Maturity Bond Funds. If you redeem Diversified Real Estate shares purchased without a sales charge within 18 months after the purchase date, a contingent deferred sales charge of 1.00% will be assessed against your account. If you redeem Maryland Tax Exempt Bond or Tax Exempt Limited Maturity Bond shares purchased without a sales charge within 18 months after the purchase date, a contingent deferred sales charge of 0.50% will be assessed against your account.

REDUCED SALES CHARGES - CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. Allegiant will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for:

     (i)  your account;

     (ii) your spouse's account;

     (iii) a joint account with your spouse; or

     (iv) your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. Allegiant will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide Allegiant with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). Accounts to be aggregated include investment accounts held at different broker-dealers and retirement accounts. Allegiant may amend or terminate this right of accumulation at any time.

COMBINED PURCHASES. You may qualify for a reduced sales charge if you are purchasing shares of the Funds. When calculating the appropriate sales charge rate, Allegiant will combine same day purchases of Class A Shares of the Funds (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21), in investment accounts held at different broker-dealers and retirement accounts. This combination also applies to Class A Shares that you purchase with a Letter of Intent, as described below. YOU MUST NOTIFY ALLEGIANT OF THE PURCHASES THAT QUALIFY FOR THIS DISCOUNT AT THE TIME OF PURCHASE. In order to obtain a breakpoint discount, it may be necessary at the time of purchase for you to inform the Fund or your financial intermediary of the existence of other accounts that you have with an intermediary in which there are holdings eligible to be aggregated to meet sales load breakpoints. You may be asked to provide information or records, including account statements, regarding shares of Allegiant Funds held in:

     -    all of your accounts at Allegiant or a financial intermediary;

     -    any of your accounts at another financial intermediary; and

     - accounts of parties related to you, such as your spouse or minor children (under age 21), at any financial intermediary.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Allegiant will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send Allegiant a Letter of Intent. In calculating the total amount of purchases, you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

The Letter authorizes Allegiant to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period or you redeem the entire amount within one year from the date on which the total intended purchase was completed, Allegiant's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

For more information on reduced sales charges, please visit Allegiant's website at AllegiantFunds.com or consult your broker or financial intermediary. The website includes information on sales charges, free of charge and in a clear and prominent format.

WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

     - by Trustees and officers of Allegiant and their immediate families (spouse, parents, siblings, children and grandchildren);

     - by directors and retired directors of PNC Financial Services Group, Inc. ("PNC") or any of its affiliates and their immediate families, employees and retired employees of PNC or any of its affiliates and their immediate families and participants in employee benefit/ retirement plans of PNC or any of its affiliates;

     - by officers, directors, employees and retirees of any sub-advisers of any Allegiant Fund, co-administrators, transfer agent, distributor and custodian and members of their immediate families;

     - by direct transfer or rollover from a qualified plan for which affiliates of PNC serve as trustee or agent (or certain institutions having relationships with affiliates of PNC);

     - by investors purchasing through payroll deduction or investors investing through "one stop" networks;

     - by orders placed by qualified broker-dealers, investment advisers or financial planners who charge a management fee for their services and place trades for their own account or accounts of clients;

     - through certain broker-dealers who have agreed to provide certain services with respect to shares of the Funds, including Charles Schwab Mutual Fund Marketplace.(TM) Check with your broker-dealer to see if you qualify for this exemption; and

     - by direct rollover from an Allegiant Plus Retirement Plan or Allegiant SIMPLE IRA.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV without the normal front-end sales charge, up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without paying another front-end sales charge. To exercise this privilege, Allegiant must receive your purchase order within 180 days of your redemption. IN ADDITION, YOU MUST NOTIFY ALLEGIANT WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES AND WOULD LIKE TO EXERCISE THIS OPTION.

CONTINGENT DEFERRED SALES CHARGES

If you redeem your Class A Shares purchased in the amount of $1,000,000 or more without a sales charge within 18 months after your purchase, you will pay a contingent deferred sales charge of 1.00% with respect to the Diversified Real Estate Fund and 0.50% with respect to the Maryland Tax Exempt Bond and
Tax Exempt Limited Maturity Bond Funds.

You do not pay a sales charge when you purchase Class C Shares. The offering price of Class C Shares is simply the next calculated NAV. If you redeem your Class C Shares within 18 months after your purchase, you will pay a contingent deferred sales of 1.00% on either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. Good order means that complete information is provided for your sale request.

The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions, so you never pay a deferred sales charge on any increase in your investment above the initial offering price. The sales charge does not apply to exchanges for the same Class of Shares of another Allegiant Fund. There is no conversion feature for Class C Shares.

When an investor redeems shares, they are redeemed first from those shares that are not subject to the contingent deferred sales charge (i.e., shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the shares that have been held the longest.

The contingent deferred sales charge will be waived if you redeem your Class C Shares for the following reasons:

-    redemptions following the death or disability of a shareholder;

- redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;

- minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;

- redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with the plan sponsor;

-    redemptions by a settlor of a living trust;

- redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the value of shares held in the account is less than the minimum account size;

-    return of excess contributions;

- redemptions following the death or disability of both shareholders in the case of joint accounts;

-    exchange of Class C Shares for Class C Shares of another Allegiant Fund;

- distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan;

- exchange of Class C Shares for Class I Shares of the same Fund by a financial institution on behalf of its customers who beneficially own such shares through a fiduciary account; and

- redemptions by participants in a qualified plan who transfer funds from an Allegiant Fund to a non-Allegiant Fund available through the plan.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy Class A Shares or Class C Shares. When you buy Class A Shares, your securities dealer is also paid a servicing fee immediately and as long as you hold your shares. On purchases of Class A Shares of $1,000,000 or more, a payment may be made to the selected dealer in an amount not to exceed 1.00% of the amount invested with respect to the Diversified Real Estate Fund and 0.50% of the amount invested with respect to the Maryland Tax Exempt Bond and Tax Exempt Limited Maturity Bond Funds. When you buy Class C Shares, your securities dealer receives a servicing fee after 12 months and then as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

HOW TO REDEEM YOUR FUND SHARES

Shareholders may redeem shares by following the procedures described below.

ONLINE            AllegiantFunds.com
                  The minimum amount for Internet redemptions is $100. You may arrange for participation in a Systematic Withdrawal Plan (see below for more information). To authorize a Systematic
                  Withdrawal Plan, please complete an Account Maintenance Form or call 1-800-622-FUND (3863).

BY TELEPHONE      1-800-622-FUND (3863)
                  Call with your account name, number, and amount of redemption
                  (minimum amount is $100). Redemptions will be sent to the
                  shareholder's address or bank account on record.

SYSTEMATIC        If you have at least $1,000 in your account, you may use the
WITHDRAWAL PLAN   Systematic Withdrawal Plan. Under the plan you may arrange periodic automatic withdrawals of at least $100 from any Fund.
                  There will be no deferred sales charge on systematic
                  withdrawals made on Class C Shares, as long as the annual
                  amounts withdrawn do not exceed 10% of the account. The
                  proceeds of each withdrawal will be mailed to you by check or via electronic transfer to your bank checking or savings
                  account. Participation in this program can be arranged when completing an account application or an Account Maintenance
                  Form, via the Internet, or calling 1-800-622-FUND (3863).

FINANCIAL         Contact your financial consultant, financial intermediary or
INTERMEDIARY      institution to redeem your shares. Your financial consultant, financial intermediary or institution may charge a fee for its services, in addition to the fees charged by the Fund.

SIGNATURE GUARANTEE

The use of a signature guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities and is for your protection as well as the Fund's.

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors. These include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the signature guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a Medallion Signature Guarantee, nor can we accept a comparison signature guarantee, a handwritten signature guarantee, or a non-Medallion Signature Guarantee stamp.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to redeem $100,000 or more of your shares, please notify Allegiant in writing and include a Medallion Signature Guarantee from a bank or other financial institution (see "Signature Guarantee" above).

Redemption requests will be processed at the next NAV determined after the Fund receives your request in good order, less any applicable deferred sales charge. Good order means that your request includes complete information. See "Contingent Deferred Sales Charges" for information concerning the application of contingent deferred sales charges.

Normally, we will send your redemption proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. Allegiant does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 30 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay redemption proceeds in cash. Redemption proceeds may be paid all or in part in liquid securities (redemption in kind) with a market value equal to the redemption price rather than cash when the Fund determines that it is in the best interests of the Fund and its shareholders. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. Shareholders remain responsible for any loss in their accounts or any applicable taxes until their shares are redeemed.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $1,000 because of redemptions, you may be required to redeem your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO REDEEM YOUR SHARES

Allegiant may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b)  the NYSE is closed for other than customary weekend and holiday closings;

(c)  the SEC has by order permitted the Fund's suspension; or

(d) an emergency exists, as determined by the SEC, as a result of which: (i) disposal by Allegiant of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for Allegiant to determine the fair market value of its net assets.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, exchanging and redeeming Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although Allegiant has certain safeguards and procedures to confirm the authenticity of instructions, Allegiant is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with Allegiant over the telephone or via the Internet, you will generally bear the risk of any loss, provided Allegiant has followed reasonable procedures to confirm the authenticity of instructions.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations require Allegiant to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by Allegiant. To the extent permitted by applicable law, Allegiant reserves the right to place limits on transactions in your account until your identity is verified.

LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS

Allegiant's Board of Trustees has adopted policies and procedures that impose limits on purchases, exchanges and redemptions to discourage excessive short-term (market timing) trading by shareholders. Under the policies and procedures, a Fund or its delegate shall request representations of compliance with the Fund's market timing procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders.

There is no guarantee that Allegiant or its agents will be able to detect frequent trading activity, identify the shareholders engaged in such activity, or, if it is detected, prevent its recurrence. The ability of Allegiant and its agents to monitor trades that are placed through omnibus or other nominee accounts, where the holdings of multiple shareholders are aggregated, is limited. With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third-party administrators and insurance companies), different purchase and exchange limitations may apply. These limitations may be more or less restrictive than those imposed on direct and fully disclosed accounts. Investors who hold Fund shares through a financial intermediary are advised to consult the intermediary to determine what purchase and exchange limitations apply to their accounts.

Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of a Fund's portfolio investments. Funds that invest in overseas securities markets are particularly vulnerable to market timers who may take advantage of time zone differences between the foreign markets on which these Funds' portfolio securities trade and the U.S. markets which generally determine the time as of which NAV is calculated ("time-zone arbitrage"). For additional information on time zone arbitrage, see the Statement of Additional Information. Further, Funds that invest in small-cap securities and other types of investments which are not frequently traded, including high-yield bonds, also can be the targets of market timers.

GENERAL TRADING LIMITS: Fund shareholders are limited to no more than six "round trip" transactions - a fund purchase followed shortly by a corresponding sale (redemption or exchange) - during any 12-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

Shareholders who violate this policy will be notified of violations of Allegiant's market timing policies. If a shareholder continues market timing activities after being notified, the account will be closed to new purchases or exchanges of Fund shares.

If any transaction is deemed to have the potential to adversely impact a Fund, the Fund reserves the right to:

     -    Reject a purchase or exchange order

     - Delay payment of immediate cash redemption proceeds for up to seven calendar days

     - Revoke a shareholder's privilege to purchase Fund shares (including exchanges or "round trips")

     -    Limit the amount of any exchange

Allegiant reserves the right to revise or terminate the exchange privilege at any time, for any reason. You will be provided 60 days' written notice before any material change to the exchange privilege is made.

DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

Each Fund has adopted separate distribution plans with respect to Class A Shares and Class C Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), that allow each Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Each Fund offered in this prospectus is permitted to pay up to 0.10% as a percentage of average daily net assets for distribution fees on Class A Shares. However, actual distribution fees for Class A Shares are expected to be no more than [0.__]%, [0.__]% and [0.__]% with respect to the Diversified Real Estate Fund, Maryland Tax Exempt Bond Fund and Tax Exempt Limited Maturity Bond Fund, respectively.

Distribution fees for Class C Shares, as a percentage of average daily net assets, are 0.75% for each Fund offered in this prospectus.

Each Fund also has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class A Shares or Class C Shares of the Fund. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. Each Fund may pay these institutions up to 0.25% of the average daily net assets attributable to Class A Shares or Class C Shares for these shareholder services.

The Funds' underwriter may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the underwriter from any sales charge it receives or from any other source available to it. Under any such program, the underwriter may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAX ASPECTS OF INVESTING IN THE FUNDS

Dividends from net investment income are declared and paid as follows:

FUND NAME
---------
Diversified Real Estate            Quarterly
Maryland Tax Exempt Bond            Monthly
Tax Exempt Limited Maturity Bond    Monthly

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive a distribution. You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at AllegiantFunds.com, or by notifying Allegiant in writing prior to the date of the distribution. Your election will be effective for distributions paid the next day if done through the Internet or after the transfer agent receives your written notice.

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FUND DISTRIBUTIONS

Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Except as discussed below, you will be subject to federal income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below. However, if a Fund's distributions exceed its net income and gain- as may be the case particularly for the Diversified Real Estate Fund, because REIT distributions often include a nontaxable return of capital - that excess will generally result in a nontaxable return of capital to you.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum federal income tax long-term capital gain rate applicable to individuals, estates and trusts is currently 15%. However, a sunset provision provides that this rate will increase to 20% for taxable years beginning after December 31, 2010. You will be notified annually of the tax status of distributions paid to you.

Fund distributions attributable to dividends received from certain U.S. and foreign corporations ("qualifying dividends") will also generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. The amount of a Fund's distributions that qualify for this favorable tax treatment will be reduced as a result of the Fund's securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or "non-qualified" foreign corporations. For these lower rates to apply to Fund distributions, you must own your Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund's ex-dividend date. Dividends received from REITs will generally not be considered qualifying dividends and thus not eligible for the reduced 15% rate.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31. You will be notified annually of the tax status of distributions paid to you.

REITs often do not provide complete tax information to their shareholders until after the calendar year-end. Consequently, because of the delay, it may be necessary for the Diversified Real Estate Fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Therefore, Forms 1099-DIV for the Diversified Real Estate Fund may not be available until the end of February.

A percentage of the Funds' dividends paid to corporate shareholders may be eligible for the dividends-received deduction. This percentage may, however, be reduced as a result of a Fund's securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations. Generally, dividends received from REITs are not considered to be qualifying dividends for purposes of the dividends-received deduction.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as "buying into a dividend."

REDEMPTIONS OR EXCHANGES

You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares in any Fund, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you redeem or exchange them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired. If you receive an exempt-interest dividend with respect to any share of a Tax Exempt Bond Fund (defined below) and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

IRAS AND OTHER TAX-QUALIFIED PLANS

One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

TAX EXEMPT BOND FUNDS

The Tax Exempt Bond Funds anticipate that substantially all of their income distributions will be "exempt interest dividends," which are exempt from federal income taxes. However, some distributions may be taxable, such as distributions that are derived from occasional taxable investments and distributions of short and long-term capital gains. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any Tax Exempt Bond Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Tax Exempt Bond Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

BACKUP WITHHOLDING

A Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding imposed by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The current backup withholding rate is 28%.

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in the Funds will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder's country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Funds.

Different U.S. tax rules apply to a foreign shareholder, however, if an investment in a Fund is connected to a trade or business of the shareholder in the United States or the investor is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. The Maryland Tax Exempt Bond Fund intends to distribute income that is exempt from Maryland income taxes. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                   APPENDIX A

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Funds and the related risks. The Funds' Statement of Additional Information contains more information about the particular types of securities in which the Funds invest.

Each Fund publishes on the Funds' website (AllegiantFunds.com) its complete portfolio holdings as of the end of each fiscal quarter. Such publication is subject to a fifteen calendar day lag between the date of the information and the date on which the information is disclosed. In addition, each Fund publishes on the Funds' website portfolio holdings information as of each month-end. Such publication is subject to a fifteen business day lag between the date of the information and the date on which the information is disclosed. This information will be available on the Funds' website until the date on which a Fund files its next quarterly portfolio holdings report with the SEC on Form N-CSR or Form N-Q. For more information on the Funds' policies and procedures with respect to the disclosure of portfolio securities, see the Funds' Statement of Additional Information, which is available, free of charge, on the Funds' website (AllegiantFunds.com). The following chart indicates the specific types of investments in which each Fund primarily invests.

                                                                            High-Yield
                                                                  Fixed        Lower
                                                    Equity       Income        Rated      Municipal    Derivative
                                                  Securities   Securities   Securities   Securities   Instruments
                                                  ----------   ----------   ----------   ----------   -----------
ALLEGIANT DIVERSIFIED REAL ESTATE FUND                 X
ALLEGIANT MARYLAND TAX EXEMPT BOND FUND                             X            X            X            X
ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND                     X            X            X            X

EQUITY SECURITIES

Equity securities include publicly and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME SECURITIES

The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.


                                     -A-1-

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by a Fund's multiple holdings.

HIGH-YIELD, LOWER RATED SECURITIES (or "junk bonds") are subject to additional risks, including:

- High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

- The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

- Market prices for high-yield, lower rated securities may be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.

- The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.

- Investment in securities already in default poses an additional risk of loss should non-payment of principal and interest continue. Even if such securities are held to maturity, recovery of the initial investment and any anticipated income or appreciation is uncertain. In addition, expenses may be incurred in seeking recovery of default payments or otherwise protecting a Fund's interests.

MUNICIPAL SECURITIES

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. A Fund that concentrates its investments in a single state may be riskier than mutual funds that buy securities of issuers in numerous states.

DERIVATIVE INSTRUMENTS

A small investment in derivatives, such as options, swaps, futures and options on futures, could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.


                                      -A-2-

MORE INFORMATION ABOUT FUND INVESTMENTS

Additional investment policies are described in this section. Each Fund also may invest in other securities, use other strategies and engage in other investment practices. See the Statement of Additional Information for more detail on the investments and strategies used by the Funds.

TEMPORARY INVESTMENTS

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, each Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with a Fund's principal investment strategies, and may prevent a Fund from achieving its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

A Fund with a policy requiring it to invest at least 80% of its net assets in particular types of securities also may temporarily deviate from such policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities. The 80% investment requirement generally applies at the time a Fund purchases securities. In the event a Fund no longer meets the 80% requirement (for example, as a result of changes in the value of its portfolio holdings or other circumstances beyond its control), the Fund will make future investments in a manner that would bring the Fund into compliance with the 80% requirement.

DERIVATIVES AND FUTURES CONTRACTS

In fulfilling the 80% investment requirement referred to in the preceding paragraph, a Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. These instruments may carry greater risk than other types of securities in which the Funds invest. For more information on derivatives and futures contracts and their related risks, see the Statement of Additional Information.

SECURITIES LENDING

Diversified Real Estate Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, a Fund will receive collateral from the borrower equal to at least 101.5% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that a Fund may not be able to sell in the ordinary course of business. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified buyers. From time to time, the board of trustees may determine that particular restricted securities are not illiquid, and those securities may then be purchased by a Fund without limit.

REPURCHASE AGREEMENTS

Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers. Repurchase agreements can carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Adviser believes that these risks can be controlled through careful security selection and monitoring.

CASH MANAGEMENT

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust and the Allegiant Advantage Fund, a separate investment company affiliated with the Trust.


                                      -A-3-

                                   APPENDIX B

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A and Class C shares, respectively, of the Predecessor [_____] Fund, Predecessor [_____] Fund, and Predecessor [_____] Fund. The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information was audited by [_____], an independent registered public accounting firm, whose report, along with the Predecessor Funds' financial statements and related notes, appears in the 2009 Annual Report for the Predecessor Funds. This Annual Report has been incorporated by reference in the Statement of Additional Information for the Fund.

[INSERT FINANCIAL HIGHLIGHTS]


                                      -B-1-

                               INVESTMENT ADVISER
                       Allegiant Asset Management Company
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

                                   UNDERWRITER
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406

                                  LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996

                            NOT A PART OF PROSPECTUS

                         ALLEGIANT FUNDS PRIVACY NOTICE

          The basis of each customer relationship at Allegiant Funds is built on trust. You have chosen to do business with Allegiant Funds, and we guard that relationship with great care, beginning with the information you have chosen to share with us.

          Allegiant Funds is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide you with the most effective and convenient access to our broad range of financial products and services. We want you to understand what information we collect, and how we use and protect it.

          WHAT INFORMATION WE COLLECT

          "Nonpublic personal information" is information about you that we obtain in connection with providing our financial products or services. Such information includes for example, name, address, age, and account balance.

          We may collect nonpublic personal information about you from the following sources:

     - Information that you provide to us, such as on applications or other forms, or

     -    Information about your transactions with us

          OUR SECURITY PROCEDURES

          To maintain security of customer information, we restrict access to your personal and account information to persons who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard information.

          WHAT INFORMATION WE DISCLOSE

          Allegiant Funds does not disclose nonpublic personal information about you to any third party companies, except as permitted by federal law. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or you otherwise cease to do business with us.

          Allegiant Funds works with third parties to bring you financial services. We disclose information about you as necessary to fulfill these third party service agreements. For example, we may disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account, or other business relationship, such as printing checks or providing periodic account statements. We may also disclose information about you to governmental entities, such as sending annual income statements to the IRS.

          We may disclose all of the information we collect, as described above, to third parties that perform marketing services on our behalf or to other financial institutions, such as PNC Financial Services Group, Inc. and its affiliates, with whom we have joint marketing agreements in order to make a variety of financial services available to you. These third parties must agree to strict confidentiality provisions to assure the protection of your information. Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to ensure this result.

          ALLEGIANT FUNDS' PLEDGE TO YOU

          We believe that your privacy should never be compromised. At the same time, we want to offer you the array of financial products and services you need to accomplish your financial goals. We believe we can do both by adhering to the provisions of this privacy notice.

BOARD OF TRUSTEES

ROBERT D. NEARY                               RICHARD W. FURST
CHAIRMAN                                      Dean Emeritus and Garvice D. Kincaid Professor of
Retired Co-Chairman, Ernst & Young               Finance (Emeritus), Gatton College of Business
Director:                                        and Economics, University of Kentucky
   Commercial Metals Company                  Director:
                                                 Central Bank & Trust Co.
JOHN G. ABUNASSAR                                Central Bancshares
PRESIDENT AND CHIEF EXECUTIVE OFFICER
President and Chief Executive Officer         GERALD L. GHERLEIN
   Allegiant Asset Management Company         Retired Executive Vice President and
                                                  General Counsel, Eaton Corporation
DOROTHY A. BERRY
President, Talon Industries, Inc.             DALE C. LAPORTE
Chairman and Director:                        Retired, Senior Vice President and General Counsel,
   Professionally Managed Portfolios             Invacare Corporation
                                              Director:
KELLEY J. BRENNAN                                Invacare Corporation
Retired Partner, PricewaterhouseCoopers LLP
                                              KATHLEEN CUPPER OBERT
JOHN F. DURKOTT                               Chairman and Chief Executive Officer,
President and Chief Executive Officer,            Edward Howard & Co.
   Kittle's Home Furnishings Center, Inc.

  Allegiant Funds Trustees also serve as Trustees of Allegiant Advantage Fund.

                                                             (ALLEGIANT(R) LOGO)
                                                              AllegiantFunds.com

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Allegiant Funds and is available, free of charge, on the Funds' website. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports also contain detailed financial information about the Funds and are available, free of charge, on the Funds' website.

TO OBTAIN MORE INFORMATION:

By Internet:
AllegiantFunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
c/o PNC Global Investment Servicing
P.O. Box 9795
Providence, RI 02940-9795

FROM THE SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Allegiant Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

Allegiant Funds' Investment Company Act
registration number is 811-4416

(ALLEGIANT(R) LOGO)
AllegiantFunds.com

                                                                 ALLEGIANT FUNDS

                                                                      PROSPECTUS

                                                                        I SHARES

                                                               AUGUST [__], 2009

EQUITY FUND
Diversified Real Estate Fund

TAX EXEMPT BOND FUNDS
Maryland Tax Exempt Bond Fund
Tax Exempt Limited Maturity Bond Fund

                   THE SECURITIES AND EXCHANGE COMMISSION    (ALLEGIANT(R) LOGO)
         HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES     AllegiantFunds.com
          OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                    THE DISCIPLINE OF INVESTING,
                                                         A COMMITMENT TO RESULTS

                               INVESTMENT ADVISER
                                 ALLEGIANT ASSET
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS

Allegiant Funds ("Allegiant") is a mutual fund family that offers different classes of shares in separate Funds. The Funds have individual investment objectives and strategies. This prospectus gives you important information that you should know about Class I Shares of the Diversified Real Estate, Maryland Tax Exempt Bond and Tax Exempt Limited Maturity Bond Funds before investing. Allegiant also offers Class I Shares of other Allegiant Equity, Fixed Income, Tax Exempt Bond and Money Market Funds in separate prospectuses. To obtain more information about Allegiant, visit AllegiantFunds.com or call 1-800-622-FUND
(3863). Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                            PAGE
                                                                            ----
RISK/RETURN INFORMATION COMMON TO THE FUNDS..............................
EQUITY FUND
   ALLEGIANT DIVERSIFIED REAL ESTATE FUND................................
TAX EXEMPT BOND FUNDS
   ALLEGIANT MARYLAND TAX EXEMPT BOND FUND...............................
   ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND.......................
MORE INFORMATION ABOUT PRINCIPAL RISKS...................................
INVESTMENT ADVISER AND PORTFOLIO MANAGERS................................
PURCHASING, EXCHANGING AND REDEEMING FUND SHARES.........................
DISTRIBUTION PLAN........................................................
DIVIDENDS AND TAX ASPECTS OF INVESTING IN THE FUNDS......................
APPENDIX A
   MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES................    A-1
   MORE INFORMATION ABOUT FUND INVESTMENTS...............................    A-3
APPENDIX B
   FINANCIAL HIGHLIGHTS..................................................    B-1

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and uses professional investment managers to invest in securities.

Each Fund has its own investment objective and strategies for reaching that objective. The investment objective of each Fund may be changed at any time without a shareholder vote. Allegiant Asset Management Company (the "Adviser") manages the investments of each Fund. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its objective. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser's judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Each Fund's performance is compared to the performance of one or more benchmark indices. A Fund does not attempt to replicate the performance of its benchmark index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

The Adviser evaluates the risks and rewards presented by all securities purchased by a Fund and how they advance the Fund's investment objective. It is possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any government agency.

EQUITY FUND

ALLEGIANT DIVERSIFIED REAL ESTATE FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            Current income and capital growth

PRINCIPAL INVESTMENT STRATEGY   Investing in equity securities of companies
                                engaged primarily in the real estate business,
                                particularly real estate investment trusts

PRINCIPAL RISKS                 Market risk, real estate securities risk

TICKER SYMBOL                   Class I [______]

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets (which includes borrowings for investment purposes) in equity securities (common and preferred stocks) of companies engaged primarily in the real estate business (companies that derive at least 50% of revenues or profits from, or have at least 50% of assets in, real estate activities), particularly real estate investment trusts ("REITs"). REITs are companies that invest in real estate and related areas. "Equity REITs" invest directly in real estate and typically earn money from lease payments and gains on property sales. "Mortgage REITs" typically make or own loans and other obligations that are secured by real estate collateral. "Hybrid REITs" are those that combine both approaches.

The Fund will provide shareholders with at least 60 days' written notice before changing its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in equity securities of companies engaged primarily in the real estate business, particularly REITs.

Under normal market conditions, the Fund's principal investment strategies include: (1) favoring investment in mid-capitalization stocks, generally between $2 and $10 billion, with a focus on equity and hybrid REITs; (2) investing in companies that appear to offer the potential for strong earnings growth as well as above-average dividend yields; and (3) diversifying the Fund's holdings in companies that invest in various geographic regions, both in and outside the United States, and types of real estate.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of investing in the Diversified Real Estate Fund by showing changes in the Fund's performance, before taxes, from calendar year to calendar year and by showing how the Fund's average annual total returns for the one, five and ten years, before and after taxes, compared with those of the FTSE NAREIT Equity REIT Index, an unmanaged index generally representative of the U.S. REIT market. The Fund will not commence operations until the closing of the pending reorganization between the Allegiant Funds and [______]. The performance set forth below is based on the performance of corresponding class of the [______] Fund (the "Predecessor Fund"). The Predecessor Fund was managed by [______] for the periods shown below. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. As will all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

              ANNUAL TOTAL RETURNS FOR THE PAST [__] CALENDAR YEARS

Performance Years

Best Quarter    [___]%  [___]
Worst Quarter   [___]%  [___]

The Fund's year-to-date total return for Class I Shares through June 30, 2009 was [__]%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2008)

CLASS I SHARES                                        1 YEAR   5 YEARS   10 YEARS
--------------                                        ------   -------   --------
Allegiant Diversified Real Estate Fund
   Returns Before Taxes
   Returns After Taxes on Distributions(1)
   Returns After Taxes on Distributions and Sale of
      Fund Shares(1)
FTSE NAREIT Equity REIT Index(2)
   (reflects no deduction for fees, expenses or
   taxes)

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The FTSE NAREIT Equity REIT Index is an unmanaged index generally representative of the U.S. REIT market.

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

SHAREHOLDER FEES                                           DIVERSIFIED REAL
(PAID DIRECTLY FROM YOUR INVESTMENT)                          ESTATE FUND
------------------------------------                       ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
   percentage of offering price)                                 None
Maximum Deferred Sales Charge (Load) (as a percentage of
   net asset value)                                              None
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and Other Distributions (as a percentage of
   offering price)                                               None
Redemption Fee (as a percentage of amount redeemed, if
   applicable)                                                   None
Exchange Fee                                                     None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                                         0.80%
Distribution (12b-1) Fees(1)                                    [____]%
Other Expenses                                                  [____]%
                                                                -----
Total Annual Fund Operating Expenses(2)                         [____]%
                                                                -----

(1) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by the Fund's Class I Shares during the current fiscal year. The Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than the Distribution (12b-1). Fees stated in the table above during the current fiscal year.

(2) Total Annual Fund Operating Expenses are estimated based on expenses expected to be incurred in the current fiscal year.

For more information about these fees, see "Investment Adviser and Portfolio Managers" and "Distribution Plans."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Diversified Real Estate Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and that you redeem your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year, Fund expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:

                               1 YEAR   3 YEARS
                               ------   -------
DIVERSIFIED REAL ESTATE FUND   $[___]    $[___]

TAX EXEMPT BOND FUNDS

ALLEGIANT MARYLAND TAX EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            High level of interest income that is exempt
                                from federal and Maryland state and local income
                                taxes

PRINCIPAL INVESTMENT STRATEGY   Investing in investment-grade municipal bonds
                                and other municipal obligations issued by the
                                State of Maryland, its counties, municipalities
                                and other taxing districts, and other issuers
                                located outside of Maryland that are exempt from
                                both federal income taxes, federal alternative
                                minimum tax and Maryland state and local income
                                taxes

PRINCIPAL RISKS                 Market risk, interest rate risk, credit risk,
                                single state risk, non-diversification risk,
                                derivatives risk

TICKER SYMBOL                   Class I [_____]

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets (which includes borrowings for investment purposes) in investment-grade municipal bonds and other municipal obligations issued by the State of Maryland, its counties, municipalities and other taxing districts, and other issuers located outside of Maryland that are exempt from both federal income taxes, federal alternative minimum tax and Maryland state and local income taxes.

Some Fund dividends may be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Maryland residents.

In selecting securities for the Fund to buy and sell, the Adviser monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and issuers. The Fund will invest in securities of varying maturity. The Fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality but may invest up to 10% of its assets in below-investment grade securities, also known as high yield "junk" bonds (generally rated below the BBB category). The Fund may also invest up to 20% of its total assets in interest rate swaps.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of investing in the Maryland Tax Exempt Bond Fund by showing changes in the Fund's performance, before taxes, from calendar year to calendar year and by showing how the Fund's average annual total returns for the one, five and ten years, before and after taxes, compared with those of the Barclays Capital Quality Intermediate Index, an unmanaged index that tracks the performance of intermediate municipal bonds with an average credit quality of AA. The Fund will not commence operations until the closing of the pending reorganization between the Allegiant Funds and [______]. The performance set forth below is based on the performance of corresponding class of the [______] Fund (the "Predecessor Fund"). The Predecessor Fund was managed by [______] for the periods shown below. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.

              ANNUAL TOTAL RETURNS FOR THE PAST [__] CALENDAR YEARS

Performance Years

Best Quarter    [___]%  [___]
Worst Quarter   [___]%  [___]

The Fund's year-to-date total return for Class I Shares through June 30, 2009 was [__]%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2008)

CLASS I SHARES                                        1 YEAR   5 YEARS   10 YEARS
--------------                                        ------   -------   --------
Allegiant Maryland Tax Exempt Bond Fund
   Returns Before Taxes
   Returns After Taxes on Distributions(1)
   Returns After Taxes on Distributions and Sale of
      Fund Shares(1)
Barclays Capital Quality Intermediate Index (2)
   (reflects no deduction for fees, expenses or
   taxes)

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Barclays Capital Quality Intermediate Index is an unmanaged index that tracks the performance of intermediate municipal bonds with an average credit quality of AA.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND

FUND SUMMARY

INVESTMENT OBJECTIVE            High level of income that is exempt from regular
                                federal income tax as is consistent with
                                relative protection of capital

PRINCIPAL INVESTMENT STRATEGY   Investing in municipal bonds and other municipal
                                obligations that pay interest that is exempt
                                from both regular federal income tax and federal
                                alternative minimum tax

PRINCIPAL RISKS                 Market risk, interest rate risk, credit risk,
                                derivatives risk

TICKER SYMBOL                   Class I [_____]

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets (which includes borrowings for investment purposes) in municipal bonds and other municipal obligations that pay interest that is exempt from both regular federal income tax and federal alternative minimum tax. The Fund normally will maintain a dollar-weighted average portfolio maturity of between one and five years.

In selecting securities for the Fund to buy and sell, the Adviser monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and regions of the country. The Fund will invest in securities of varying maturity, but generally will favor those with short to medium maturities. The Fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality but may invest up to 10% of its assets in below-investment grade securities, also known as high yield "junk" bonds (generally rated below the BBB category). The Fund may also invest up to 20% of its total assets in interest rate swaps.

For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page __, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of investing in the Tax Exempt Limited Maturity Bond Fund by showing changes in the Fund's performance, before taxes, from calendar year to calendar year and by showing how the Fund's average annual total returns for the one, five and ten years, before and after taxes, compared with those of the Barclays Capital Mutual Fund Short Index, an unmanaged index that tracks the performance of highly rated, short duration municipal bonds with effective maturities of 0-6 years. The Fund will not commence operations until the closing of the pending reorganization between the Allegiant Funds and [_____]. The performance set forth below is based on the performance of corresponding class of the [_____] Fund (the "Predecessor Fund"). The Predecessor Fund was managed by [_____] for the periods shown below. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict future performance.

              ANNUAL TOTAL RETURNS FOR THE PAST [__] CALENDAR YEARS

Performance Years

Best Quarter    [___]%  [___]
Worst Quarter   [___]%  [___]

The Fund's year-to-date total return for Class I Shares through June 30, 2009 was [__]%.

AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)

CLASS I SHARES                                        1 YEAR   5 YEARS   10 YEARS
--------------                                        ------   -------   --------
Allegiant Tax Exempt Limited Maturity Bond Fund
   Returns Before Taxes
   Returns After Taxes on Distributions(1)
   Returns After Taxes on Distributions and Sale of
      Fund Shares(1)
Barclays Capital Mutual Fund Short Index (2)
   (reflects no deduction for fees, expenses or
   taxes)

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

(2) The Barclays Capital Mutual Fund Short Index is an unmanaged index that tracks the performance of highly rated, short duration municipal bonds with effective maturities of 0-6 years.

FUND FEES AND EXPENSES

See page __ for a description of the fees and expenses that you may pay if you buy and hold Fund shares.

FUND FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.

                                                                TAX EXEMPT
                                                    MARYLAND      LIMITED
                                                   TAX EXEMPT    MATURITY
                                                    BOND FUND    BOND FUND
                                                   ----------   ----------
SHAREHOLDER FEES
   (PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of offering price)      None         None
Maximum Deferred Sales Charge (Load)
   (as a percentage of net asset value)               None         None
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends and Other Distributions
   (as a percentage of offering price)                None         None
Redemption Fee (as a percentage of amount
   redeemed, if applicable)                           None         None
Exchange Fee                                          None         None
ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Investment Advisory Fees                              0.40%        0.40%
Distribution (12b-1) Fees(1)                         [____]%      [____]%
Other Expenses                                       [____]%      [____]%
                                                     -----        -----
Total Annual Fund Operating Expenses(2)              [____]%      [____]%
                                                     -----        -----

(1) Distribution (12b-1) Fees have been restated to reflect current fees expected to be incurred by each Fund's Class I Shares during the current fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than the Distribution (12b-1) Fees stated in the table above during the current fiscal year.

(2) Total Annual Fund Operating Expenses are estimated based on expenses expected to be incurred in the current fiscal year.

For more information about these fees, see "Investment Adviser and Portfolio Managers" and "Distribution Plans."

EXAMPLES

These Examples are intended to help you compare the cost of investing in the Maryland Tax Exempt Bond Fund and Tax Exempt Limited Maturity Bond Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class I Shares of a Fund for the time periods indicated and that you redeem your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:

                                        1 YEAR   3 YEARS
                                        ------   -------
MARYLAND TAX EXEMPT BOND FUND           $[___]    $[___]
TAX EXEMPT LIMITED MATURITY BOND FUND   $[___]    $[___]

                     MORE INFORMATION ABOUT PRINCIPAL RISKS

                                                                                             NON-        REAL ESTATE
                                           CREDIT   DERIVATIVES    INTEREST   MARKET   DIVERSIFICATION    SECURITIES   SINGLE STATE
                                            RISK        RISK      RATE RISK    RISK          RISK            RISK          RISK
                                           ------   -----------   ---------   ------   ---------------   -----------   ------------
EQUITY FUNDS
   Diversified Real Estate Fund                                                  X                            X
TAX EXEMPT BOND FUNDS
   Maryland Tax Exempt Bond Fund              X          X            X          X            X                              X
   Tax Exempt Limited Maturity Bond Fund      X          X            X          X

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although a Fund's investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

On September 7, 2008, FNMA and Freddie Mac (collectively the "GSEs") were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA") to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs' assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. Additionally, the GSEs are expected to modestly increase their mortgage-backed security portfolios through the end of 2009 and then gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a lower, less risky size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship. First, the U.S. Treasury and FHFA have established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury will receive senior preferred equity shares and warrants to ensure that the GSEs maintain a positive net worth. The GSEs' common and preferred shareholders will bear any losses ahead of the new government senior preferred shares. Second, the U.S. Treasury has established a new secured lending credit facility which will be available to FNMA, Freddie Mac and the FHLBs to assist the entities in funding their regular business activities in the capital markets, until December 31, 2009. Also, the U.S. Treasury has initiated a program to purchase the GSE mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

For the Maryland Tax Exempt Bond and Tax Exempt Limited Maturity Bond Funds, there may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. For the Funds, junk bonds and high-yield bonds involve a greater risk of default or downgrade and are more volatile than investment grade securities. Junk bonds and high-yield bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds and high-yield bonds may be more susceptible than other issuers to economic downturns. Junk bonds and high-yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends on a timely basis and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

DERIVATIVES RISK. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

The Funds may engage in a variety of transactions using "derivatives," such as futures, options, warrants and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Adviser's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are

"leveraged" and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions at any time. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

If the Fund sells protection on credit default swaps relating to corporate debt securities, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt security to the counterparty in the event of a default by a third party, the corporate debt security issuer, on the debt security. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default had occurred. If no default occurred, the Fund would keep the stream of payments and would effectively add leverage to its portfolio because, in addition to its net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

INTEREST RATE RISK. An investment by the Funds in fixed income securities and money market instruments is subject to interest rate risk, which is the possibility that a Fund's yield will decline due to falling interest rates and the market prices of a Fund's fixed income investments may decline due to an increase in market interest rates.

MARKET RISK. The value of your investment in a Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The prices of the equity securities in which the Diversified Real Estate invest will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. The Fund is also subject to the risk that its primary market segment defined in the Fund's Principal Investment Strategy may underperform other market segments or the markets as a whole.

The prices of fixed income securities in which the Maryland Tax Exempt Bond and the Tax Exempt Limited Maturity Bond Funds invest respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The Funds are also subject to the risk that investment grade fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

The Maryland Tax Exempt Bond and the Tax Exempt Limited Maturity Bond Funds are subject to the risk that municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Maryland Tax Exempt Bond Fund is also subject to the risk that Maryland municipal securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

NON-DIVERSIFICATION RISK. The Maryland Tax Exempt Bond Fund is non-diversified, which means that the Fund may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

REAL ESTATE SECURITIES RISK. The performance of real estate securities may be significantly impacted by the performance of real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of real estate company shares also may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company's operations and market value in periods of rising interest rates as well as risks normally associated with debt financing. Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable domestic and foreign laws (e.g., Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the countries and regions in which the real estate owned by the Fund is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company such as a REIT may also have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

SINGLE STATE RISK. The Maryland Tax Exempt Bond Fund's focus on investments in securities of issuers located in Maryland leaves that Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated.

For additional information about risks, see "More Information About Principal Investment Strategies" in Appendix A.

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

Allegiant Asset Management Company, with its principal offices at 200 Public Square, 5th Floor, Cleveland, Ohio 44114, serves as the Adviser to the Funds. As of May 31, 2009, the Adviser had approximately $25.6 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees of Allegiant supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The table below shows the management teams responsible for each Fund as well as the advisory fees (after fee waivers) the Adviser will receive for each Fund for the fiscal year ended May 31, 2010:

The table below shows the advisory fees payable to the Adviser from each Fund:

                                         ADVISORY
                                         FEES AS A
                                        PERCENTAGE
                                        OF AVERAGE
FUND NAME                               NET ASSETS
---------                               ----------
Diversified Real Estate Fund               0.40%

                                         ADVISORY
                                         FEES AS A
                                        PERCENTAGE
                                        OF AVERAGE
FUND NAME                               NET ASSETS
---------                               ----------
Maryland Tax Exempt Bond Fund              0.40%
Tax Exempt Limited Maturity Bond Fund      0.40%

A discussion regarding the basis for the Board's approval of the Funds' advisory agreements will be available in the semi-annual report to shareholders for the period ended November 30, 2009.

PORTFOLIO MANAGERS

           NAME                              BUSINESS EXPERIENCE
--------------------------   ---------------------------------------------------
DIVERSIFIED REAL ESTATE FUND

[NAME]                       [NAME] is responsible for the day-to-day management
[TITLE]                      of the Diversified Real Estate Fund.

Years with the Adviser and
affiliated entities: [___]   [NAME] has been with the Adviser and its affiliated
                             entities since [YEAR].
Industry experience: [___]

MARYLAND TAX EXEMPT BOND AND TAX EXEMPT LIMITED MATURITY BOND FUNDS

[NAME]                       [NAME] is the lead portfolio manager with respect
[TITLE]                      to the Maryland Tax Exempt and Tax Exempt Limited
                             Maturity Bond Funds.

Years with the Adviser and
affiliated entities: [___]   [NAME] has been with the Adviser and its affiliated
                             entities since [YEAR].
Industry experience: [___]

[NAME]                       [NAME] is the co-portfolio manager with respect to
[TITLE]                      the Maryland Tax Exempt and Tax Exempt Limited
                             Maturity Bond Funds.

Years with the Adviser and
affiliated entities: [___]   [NAME] has been with the Adviser and its affiliated
                             entities since [YEAR].
Industry experience: [___]

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is described in the Statement of Additional Information.

PURCHASING, EXCHANGING AND REDEEMING FUND SHARES

CLASS I SHARES HAVE NO SALES CHARGE AND NO MINIMUM INITIAL INVESTMENT, EXCEPT AS DESCRIBED BELOW.

Class I shares may be purchased through the trust departments of financial institutions, or broker-dealers, or other financial institutions which have a selling agreement with Professional Funds Distributor, LLC (the "Underwriter") to place trades for institutional accounts, broker products or similar products. In order to purchase Class I Shares through one of these entities, you must have an account with the entity. That account will be governed by its own rules and regulations that may be more stringent than the rules and regulations governing a direct investment in the Funds. The entity also may charge transaction fees. You should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution. Class I Shares may be purchased directly by institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity.

Employees, directors, officers and retirees of Allegiant, PNC Financial Services Group, Inc. ("PNC") or any of its affiliates, the Fund's Co-Administrators, Underwriter or any investment sub-adviser to the Funds and their immediate families (spouse, parents, siblings, children and grandchildren) may purchase Class I Shares subject to a $1,000 minimum initial investment, whether purchasing shares directly or through a Planned Investment Program. Planned Investment Programs are subject to a $50 monthly minimum investment.

The Funds may accept or reject any purchase order.

The Adviser and its affiliates currently make payments from their own resources to financial intermediaries that generate purchase orders. The Adviser or its affiliates may pay fees, from their own assets, to financial intermediaries for shareholder or administrative services in connection with investments in the Funds. These fees are in addition to any fees that may be paid by the Funds for these types of services or other services, including 12b-1 fees. The Adviser and its affiliates also participate in certain arrangements whereby the Adviser or its affiliates may pay from their own resources financial intermediaries for inclusion of the Funds on certain preferred sales lists or other similar programs intended to generate fund sales. In some cases, these payments may create an incentive for a financial intermediary to recommend sales of fund shares. In addition, the Adviser or its affiliates may also share certain marketing support expenses for such intermediaries to raise awareness of the Funds. Such payment may be in addition to, or in lieu of, sales- and asset-based payments. The payment arrangements described herein will not change the price an investor pays for shares of the Funds nor the amount that a Fund receives to invest on behalf of the investor. The Adviser or its affiliates may discontinue these payments at any time. Investors should consider whether such arrangements exist when evaluating any recommendation from an intermediary to purchase or sell shares of a Fund. Please see the Statement of Additional Information for more information on these payments and the programs described above.

The Adviser will monitor each Fund's asset size and, subject to approval by Allegiant's Board of Trustees, may decide to close a Fund at any time to new investments or new accounts if the Adviser believes that an increase in the asset size of a Fund may adversely affect the implementation of the Fund's strategies. If a Fund is closed, the Fund may continue to accept additional investments from existing shareholders.

HOW TO PURCHASE AND EXCHANGE FUND SHARES

                                  NEW ACCOUNT SET UP                         ADDING TO AN EXISTING ACCOUNT
                                  ----------------------------------------   ----------------------------------------
ONLINE ALLEGIANTFUNDS.COM         -    Visit our site and click on           -    You may place your purchase order
                                       "Account Access" to submit an              on our website using your
                                       online application. Or log on to           established banking instructions
                                       our on-line Forms Center to print          for payment. To authorize this
                                       an application and mail to the             service, please complete an Account
                                       address below.                             Maintenance Form or call
                                                                                  1-800-622-FUND (3863).
                                  -    Unless you arrange to pay by wire
                                       or ACH, write your check, payable
                                       in U.S. dollars, to "Allegiant
                                       Funds (Fund name)." Allegiant
                                       cannot accept third-party checks,
                                       starter checks, credit cards,
                                       credit card checks, cash or cash
                                       equivalents (i.e., cashier's check,
                                       bank draft, money order or
                                       travelers' check).

                                  NEW ACCOUNT SET UP                         ADDING TO AN EXISTING ACCOUNT
                                  ----------------------------------------   ----------------------------------------
BY MAIL                           -    Complete and sign an application.     -    Provide purchase instructions with
                                       Applications may be requested by           the fund name, share class, your
                                       calling 1-800-622-FUND (3863) or           account number and account
                                       may be downloaded from our website         registration information.
                                       at AllegiantFunds.com.
                                                                             -    Make your check payable to
                                  -    Make your check payable to                 "Allegiant Funds (Fund Name)."
                                       "Allegiant Funds (Fund Name)."             Allegiant cannot accept third-party
                                       Allegiant cannot accept third-party        checks, starter checks, credit
                                       checks, starter checks, credit             cards, credit card checks, cash or
                                       cards, credit card checks, cash or         cash equivalents (i.e., cashier's
                                       cash equivalents (i.e., cashier's          check, bank draft, money order or
                                       check, bank draft, money order or          travelers' check).
                                       travelers' check).
                                                                             -    Mail the instructions and the check
                                  -    Mail the completed and signed              to one of the two mailing addresses
                                       account application and your check         provided.
                                       to:

                                            Allegiant Funds
                                            c/o PNC Global Investment
                                            Servicing
                                            P.O. Box 9795
                                            Providence, RI 02940-9795

                                            OVERNIGHT DELIVERY TO:

                                            Allegiant Funds
                                            c/o PNC Global Investment
                                            Servicing
                                            101 Sabin Street
                                            Pawtucket, RI 02860-1427

BY TELEPHONE WITH WIRE TRANSFER   -    Call Investor Services at             -    If you previously selected the
                                       1-800-622-FUND (3863) to set up an         telephone purchases option for your
                                       account number and to receive a            account, call Investor Services at
                                       wire control number to be included         1-800-622-FUND (3863) to purchase
                                       in the body of the wire.                   additional shares.

                                  -    Ask your bank to immediately          -    If your bank account information is
                                       transmit available funds by wire.          on file, you can request purchases
                                       Your bank may charge you a wiring          through federal funds wire or
                                       fee for this service.                      electronic transfer through the
                                                                                  Automated Clearing House.
                                  -    Wiring instructions are as follows:
                                                                             -    To add telephone purchases option
                                       PNC Bank, N.A.                             to your account, please complete an
                                       Philadelphia, PA                           Account Maintenance Form or call
                                       ABA # 031000053                            Investor Services.
                                       DDA# 8611711342
                                       For credit to the Allegiant Funds
                                       Further credit (your fund number,
                                       your account number and the name on
                                       the account)

                                       Confirmation or order number (if
                                       applicable)

                                  NEW ACCOUNT SET UP                         ADDING TO AN EXISTING ACCOUNT
                                  ----------------------------------------   ----------------------------------------
                                  -    Complete and sign the account
                                       application and mail to:

                                            Allegiant Funds
                                            c/o PNC Global Investment
                                            Servicing
                                            P.O. Box 9795
                                            Providence, RI 02940-9795

                                            OVERNIGHT DELIVERY TO:

                                            Allegiant Funds
                                            c/o PNC Global Investment
                                            Servicing
                                            101 Sabin Street
                                            Pawtucket, RI 02860-1427

BY EXCHANGE                       -    You may exchange your shares of a     -    If you previously selected the
                                       Fund for the same class of shares          telephone exchange option for your
                                       of another Allegiant Fund.                 account, call our Investor Services
                                                                                  at 1-800-622-FUND (3863) to
                                  -    Call with your account name,               exchange your shares.
                                       number, and amount of exchange into
                                       an existing account (minimum amount   -    To authorize exchanges to your
                                       is $1,000).                                account, please complete an Account
                                                                                  Maintenance Form or call Investor
                                  -    You may exchange your shares on any        Services.
                                       Business Day. The deadline for
                                       submitting same day exchange orders
                                       to Allegiant's transfer agent is
                                       4:00 p.m. Eastern time.

                                  NEW ACCOUNT SET UP                         ADDING TO AN EXISTING ACCOUNT
                                  ----------------------------------------   ----------------------------------------
FINANCIAL INTERMEDIARY            -    Contact your financial consultant,    -    Allegiant may authorize certain
                                       financial intermediary or                  financial intermediaries to
                                       institution to transact initial            receive, on behalf of Allegiant,
                                       purchases or additional purchases          purchase, redemption and exchange
                                       of shares of Allegiant Funds. Your         orders placed by or on behalf of
                                       financial intermediary is                  their customers and to designate
                                       responsible for transmitting all           other intermediaries to receive
                                       purchase and sale requests,                such orders. In these cases, a Fund
                                       investment information,                    will be deemed to have received an
                                       documentation and money to                 order that is in proper form when
                                       Allegiant's transfer agent on time.        the order is received by the
                                                                                  financial intermediary on a
                                  -    Your financial consultant,                 Business Day, and the order will be
                                       financial intermediary or                  priced at the Fund's net asset
                                       institution may set different              value ("NAV") per share next
                                       minimum initial and additional             determined after such receipt by
                                       investment requirements and may            the financial intermediary.
                                       charge a fee for its services.

NOTE: IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS FROM YOUR DATE OF PURCHASE).

WHEN YOU EXCHANGE SHARES, YOU ARE REALLY SELLING YOUR SHARES, WHICH MAY SUBJECT YOU TO TAX, AND BUYING OTHER FUND SHARES. YOUR SALE PRICE AND PURCHASE PRICE WILL BE BASED ON THE NAVS NEXT CALCULATED AFTER A FUND RECEIVES YOUR EXCHANGE REQUEST.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, a Fund generally values its investment portfolio at market price. Certain short-term obligations with maturities of 60 days or less that are used to manage a Fund's cash are valued on the basis of amortized cost.

The Diversified Real Estate Fund may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or redeem shares of the Fund.

If market prices are not readily available, including when quoted prices are considered to be unreliable, fair value prices will be determined in good faith by the Fund accountant and Adviser using methods approved by the Board of Trustees. A Fund will use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchange on which the security is traded. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. This most commonly occurs with foreign securities, but may occur in other cases as well. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. The independent pricing service may draw upon, among other information, the market values of foreign investments. Because the frequency of significant events is not predictable, fair valuation of certain common stocks may occur on a frequent basis. A Fund will also use fair value pricing for domestic securities when a significant event (e.g., there is a "thin" market in the security or the security has not been traded for an extended period of time) impacts the value of such securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.

Investments by any Fund in any mutual fund are valued at their respective NAVs as determined by those mutual funds each Business Day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.

Investment transactions are recorded on trade date for financial statement preparation purposes. As is normal procedure in the mutual fund industry, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a Fund's NAV on the Business Day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Expenses common to all the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.

GENERAL INFORMATION REGARDING PURCHASES

You may purchase shares on any day that the NYSE is open for business (Business
Day). Shares cannot be purchased by wire transactions on days when banks are closed.

Allegiant may reject any purchase order if it is determined that accepting the order would not be in the best interests of a Fund or its shareholders. A Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. A Fund may reject, cancel or revoke the purchase on the following Business Day, or as soon thereafter as possible.

The price per share (the offering price) will be the NAV next determined after a Fund or an authorized financial intermediary receives your purchase order in proper form. Daily NAV is calculated for each of the Funds each Business Day at the close of trading on the NYSE (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the NYSE is closed for trading. The deadline for submitting a purchase order to the transfer agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time. However, the Funds may close early on Business Days that the Securities Industry and Financial Markets Association recommends that the bond markets close early.

Certain shareholders may also purchase shares of the Allegiant Advantage Institutional Money Market Fund ("Advantage Fund," and together with all of the Allegiant Funds, the "Fund Complex"), an investment portfolio of another registered investment company for whom the Adviser provides investment advisory services. The Advantage Fund's minimum initial investment is $5 million. There is no minimum subsequent investment. The Advantage Fund, at its discretion, may reduce the minimum initial investment for specific shareholders whose aggregate relationship with the Fund Complex is substantially equivalent to the $5 million minimum and warrants this reduction. The minimum initial investment also may be waived if the investor has, in the opinion of the Advantage Fund, adequate intent and availability of assets to reach a future level of investment of $5 million in the Fund Complex. Please see an Advantage Fund prospectus for more information.

GENERAL INFORMATION REGARDING EXCHANGES

You may exchange Class I Shares of one Allegiant Fund for Class I Shares of another Allegiant Fund. You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to Allegiant's transfer agent is 4:00 p.m. Eastern time.

When you exchange shares, you are really selling your shares, which may subject you to tax, and buying other Fund shares. Your sale price and purchase price will be based on the NAVs next calculated after a Fund receives your exchange request.

Allegiant reserves the right to revise or terminate the exchange privilege at any time, for any reason. You will be provided 60 days' written notice before any material change to the exchange privilege is made.

You may also exchange Class I Shares of the Funds for Institutional Shares of the Advantage Fund. Exchanges into Institutional Shares of the Advantage Fund are subject to certain minimum initial and subsequent investment requirements. Please see Advantage Fund - Institutional Shares prospectus for more information.

SALES CHARGES

There are no sales charges on the purchase of Class I Shares.

HOW TO REDEEM YOUR FUND SHARES

Shareholders may redeem shares by following the procedures described below.

ONLINE         ALLEGIANTFUNDS.COM

               The minimum amount for Internet redemptions is $100. To authorize this service, please complete an Account Maintenance Form or call 1-800-622-FUND (3863).

BY TELEPHONE   1-800-622-FUND (3863)

               Call with the account name, number, and amount of redemption. Redemptions will be sent to the shareholder's address or bank account on record.

FINANCIAL      Contact your financial consultant, financial intermediary or
INTERMEDIARY   institution to redeem your shares. Your financial consultant, financial intermediary or institution may charge a fee for its services in addition to the fees charged by the Fund.

SIGNATURE GUARANTEE

The use of a signature guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities and is for your protection as well as the Fund's.

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors. These include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the signature guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a Medallion Signature Guarantee, nor can we accept a comparison signature guarantee, a handwritten signature guarantee, or a non-Medallion Signature Guarantee stamp.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record please notify Allegiant in writing and include a Medallion Signature Guarantee from a bank or other financial institution (see "Signature Guarantee" above).

Redemption requests will be processed at the next NAV determined after the Fund receives your request in good order. Good order means that your request includes complete information.

Normally, we will send your redemption proceeds within seven days after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. Allegiant does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 30 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay redemption proceeds in cash. Redemption proceeds may be paid all or in part in liquid securities (redemption in kind) with a market value equal to the redemption price rather than cash when the Fund determines that it is in the best interests of the Fund and its shareholders. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. Shareholders remain responsible for any loss in their accounts or any applicable taxes until their shares are redeemed.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $1,000 because of redemptions, you may be required to redeem your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO REDEEM YOUR SHARES

Allegiant may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b)  the NYSE is closed for other than customary weekend and holiday closings;

(c)  the SEC has by order permitted the Fund's suspension; or

(d) an emergency exists, as determined by the SEC, as a result of which: (i) disposal by Allegiant of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for Allegiant to determine the fair market value of its net assets.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, exchanging and redeeming Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although Allegiant has certain safeguards and procedures to confirm the authenticity of instructions, Allegiant is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with Allegiant over the telephone or via the Internet, you will generally bear the risk of any loss, provided Allegiant has followed reasonable procedures to confirm the authenticity of instructions.

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations require Allegiant to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, and your Social Security number, employer identification number or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by Allegiant. To the extent permitted by applicable law, Allegiant reserves the right to place limits on transactions in your account until your identity is verified.

LIMITATIONS ON PURCHASES, EXCHANGES AND REDEMPTIONS

Allegiant's Board of Trustees has adopted policies and procedures that impose limits on purchases, exchanges and redemptions to discourage excessive short-term (market timing) trading by shareholders. Under the policies and procedures, a Fund or its delegate shall request representations of compliance with the Fund's market timing procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders.

There is no guarantee that Allegiant or its agents will be able to detect frequent trading activity, identify the shareholders engaged in such activity, or, if it is detected, prevent its recurrence. The ability of Allegiant and its agents to monitor trades that are placed through omnibus or other nominee accounts, where the holdings of multiple shareholders are aggregated, is limited. With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third-party administrators and insurance companies), different purchase and exchange limitations may apply. These limitations may be more or less restrictive than those imposed on direct and fully disclosed accounts. Investors who hold Fund shares through a financial intermediary are advised to consult the intermediary to determine what purchase and exchange limitations apply to their accounts.

Short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of a Fund's portfolio investments. Funds that invest in overseas securities markets are particularly vulnerable to market timers who may take advantage of time zone differences between the foreign markets on which these Funds' portfolio securities trade and the U.S. markets which generally determine the time as of which NAV is calculated ("time-zone arbitrage"). For additional information on time zone arbitrage, see the Statement of Additional Information. Further, Funds that invest in small-cap securities and other types of investments which are not frequently traded, including high-yield bonds, also can be the targets of market timers.

GENERAL TRADING LIMITS: Fund shareholders are limited to no more than six "round trip" transactions - a fund purchase followed shortly by a corresponding sale (redemption or exchange) - during any 12-month period. If multiple "round trip" transactions occur in an account, there must be at least 60 calendar days between the initiation of each transaction.

Shareholders who violate this policy will be notified of violations of Allegiant's market timing policies. If a shareholder continues market timing activities after being notified, the account will be closed to new purchases or exchanges of Fund shares.

If any transaction is deemed to have the potential to adversely impact a Fund, the Fund reserves the right to:

     -    Reject a purchase or exchange order

     - Delay payment of immediate cash redemption proceeds for up to seven calendar days

     - Revoke a shareholder's privilege to purchase Fund shares (including exchanges or "round trips")

     -    Limit the amount of any exchange

Allegiant reserves the right to revise or terminate the exchange privilege at any time, for any reason. You will be provided 60 days' written notice before any material change to the exchange privilege is made.

DISTRIBUTION PLAN

Each Fund has adopted a distribution plan with respect to Class I Shares, pursuant to Rule 12b-1 under the 1940 Act, that allows each Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Each Fund is permitted to pay up to 0.10% as a percentage of average daily net assets for distribution fees on Class I Shares. However, actual distribution fees for Class I Shares are expected to be no more than [_]%, [_]%, and [_]% with respect to the Diversified Real Estate, Maryland Tax Exempt Bond and
Tax Exempt Limited Maturity Bond Funds.

The Funds' Underwriter may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Underwriter from any sales charge it receives or from any other source available to it. Under any such program, the Underwriter may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAX ASPECTS OF INVESTING IN THE FUNDS

Dividends from net investment income are declared and paid as follows:

FUND NAME
---------
Diversified Real Estate Fund            Quarterly
Maryland Tax Exempt Bond Fund           Monthly
Tax Exempt Limited Maturity Bond Fund   Monthly

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive a distribution. You will receive distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at AllegiantFunds.com, or by notifying Allegiant in writing prior to the date of the distribution. Your election will be effective for distributions paid the next day after the transfer agent receives your written notice.

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FUND DISTRIBUTIONS

Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Except as discussed below, you will be subject to federal income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below. However, if a Fund's distributions exceed its net income and gain - as may be the case particularly for the Diversified Real Estate Fund, because REIT distributions often include a nontaxable return of capital - that excess will generally result in a nontaxable return of capital to you.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum federal income tax long-term capital gain rate applicable to individuals, estates and trusts is currently 15%. However, a sunset provision provides that this rate will increase to 20% for taxable years beginning after December 31, 2010. You will be notified annually of the tax status of distributions paid to you.

Fund distributions attributable to dividends received from certain U.S. and foreign corporations ("qualifying dividends") will also generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. The amount of a Fund's distributions that qualify for this favorable tax treatment will be reduced as a result of the Fund's securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or "non-qualified" foreign corporations. For these lower rates to apply to Fund distributions, you must own your Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund's ex-dividend date. Dividends received from REITs will generally not be considered qualifying dividends and thus not eligible for the reduced 15% rate.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31. You will be notified annually of the tax status of distributions paid to you.

REITs often do not provide complete tax information to their shareholders until after the calendar year-end. Consequently, because of the delay, it may be necessary for the Diversified Real Estate Fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Therefore, Forms 1099-DIV for the Diversified Real Estate Fund may not be available until the end of February.

A percentage of the Funds' dividends paid to corporate shareholders may be eligible for the dividends-received deduction. This percentage may, however, be reduced as a result of a Fund's securities lending activities, if any, by a high portfolio turnover rate or by investments in debt securities or foreign corporations. Generally, dividends received from REITs are not considered to be qualifying dividends for purposes of the dividends-received deduction.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.

This adverse tax result is known as "buying into a dividend."

REDEMPTIONS OR EXCHANGES

You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange, or redemption of your shares in any Fund, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long term capital gain or loss if you have held your Fund shares for over twelve months at the time you redeem or exchange them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired. If you receive an exempt-interest dividend with respect to any share of a Tax Exempt Bond Fund (defined below) and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

IRAS AND OTHER TAX-QUALIFIED PLANS

One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

TAX EXEMPT BOND FUNDS

The Tax Exempt Bond Funds anticipate that substantially all of their income distributions will be "exempt interest dividends," which are exempt from federal income taxes. However, some distributions may be taxable, such as distributions that are derived from occasional taxable investments and distributions of short and long-term capital gains. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any Tax Exempt Bond Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Tax Exempt Bond Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

BACKUP WITHHOLDING

A Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding imposed by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The current backup withholding rate is 28%.

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in the Funds will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder's country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Funds.

Different U.S. tax rules apply to a foreign shareholder, however, if an investment in a Fund is connected to a trade or business of the shareholder in the United States or the investor is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. The Maryland Tax Exempt Bond Fund intends to distribute income that is exempt from Maryland income taxes. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                   APPENDIX A

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Funds and the related risks. The Funds' Statement of Additional Information contains more information about the particular types of securities in which the Funds invest.

Each Fund publishes on the Funds' website (AllegiantFunds.com) its complete portfolio holdings as of the end of each fiscal quarter. Such publication is subject to a fifteen calendar day lag between the date of the information and the date on which the information is disclosed. In addition, each Fund publishes on the Funds' website portfolio holdings information as of each month-end. Such publication is subject to a fifteen business day lag between the date of the information and the date on which the information is disclosed. This information will be available on the Funds' website until the date on which a Fund files its next quarterly portfolio holdings report with the SEC on Form N-CSR or Form N-Q. For more information on the Funds' policies and procedures with respect to the disclosure of portfolio securities, see the Funds' Statement of Additional Information, which is available, free of charge, on the Funds' website (AllegiantFunds.com). The following chart indicates the specific types of investments in which each Fund primarily invests.

                                                                            High-Yield
                                                                  Fixed        Lower
                                                    Equity       Income       Rated       Municipal    Derivative
                                                  Securities   Securities   Securities   Securities   Instruments
                                                  ----------   ----------   ----------   ----------   -----------
ALLEGIANT DIVERSIFIED REAL ESTATE FUND                X
ALLEGIANT MARYLAND TAX EXEMPT BOND FUND                            X            X             X            X
ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND                    X            X             X            X

EQUITY SECURITIES

Equity securities include publicly and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME SECURITIES

The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by a Fund's multiple holdings.

HIGH-YIELD, LOWER RATED SECURITIES (or "junk bonds") are subject to additional risks, including:

- High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

- The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

- Market prices for high-yield, lower rated securities may be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.

- The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.

- Investment in securities already in default poses an additional risk of loss should non-payment of principal and interest continue. Even if such securities are held to maturity, recovery of the initial investment and any anticipated income or appreciation is uncertain. In addition, expenses may be incurred in seeking recovery of default payments or otherwise protecting a Fund's interests.

MUNICIPAL SECURITIES

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. A Fund that concentrates its investments in a single state may be riskier than mutual funds that buy securities of issuers in numerous states.

DERIVATIVE INSTRUMENTS

A small investment in derivatives, such as options, swaps, futures and options on futures, could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments.

MORE INFORMATION ABOUT FUND INVESTMENTS

Additional investment policies are described in this section. Each Fund also may invest in other securities, use other strategies and engage in other investment practices. See the Statement of Additional Information for more detail on the investments and strategies used by the Funds.

TEMPORARY INVESTMENTS

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, each Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with a Fund's principal investment strategies, and may prevent a Fund from achieving its investment objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

A Fund with a policy requiring it to invest at least 80% of its net assets in particular types of securities also may temporarily deviate from such policy in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities. The 80% investment requirement generally applies at the time a Fund purchases securities. In the event a Fund no longer meets the 80% requirement (for example, as a result of changes in the value of its portfolio holdings or other circumstances beyond its control), the Fund will make future investments in a manner that would bring the Fund into compliance with the 80% requirement.

DERIVATIVES AND FUTURES CONTRACTS

In fulfilling the 80% investment requirement referred to in the preceding paragraph, a Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. These instruments may carry greater risk than other types of securities in which the Funds invest. For more information on derivatives and futures contracts and their related risks, see the Statement of Additional Information.

SECURITIES LENDING

Diversified Real Estate Fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, a Fund will receive collateral from the borrower equal to at least 101.5% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that a Fund may not be able to sell in the ordinary course of business. Restricted securities are a special type of illiquid security; these securities have not been publicly issued and legally can be resold only to qualified buyers. From time to time, the board of trustees may determine that particular restricted securities are not illiquid, and those securities may then be purchased by a Fund without limit.

REPURCHASE AGREEMENTS

Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers. Repurchase agreements can carry several risks. For instance, if the seller is unable to repurchase the securities as promised, the Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Adviser believes that these risks can be controlled through careful security selection and monitoring.

CASH MANAGEMENT

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust and the Allegiant Advantage Fund, a separate investment company affiliated with the Trust.

                                   APPENDIX B

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I shares, respectively, of the Predecessor [__] Fund, Predecessor [__] Fund, and Predecessor [__] Fund. The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information was audited by [_________], an independent registered public accounting firm, whose report, along with the Predecessor Funds' financial statements and related notes, appears in the 2009 Annual Report for the Predecessor Funds. This Annual Report has been incorporated by reference in the Statement of Additional Information for the Fund.

[INSERT FINANCIAL HIGHLIGHTS]

                               INVESTMENT ADVISER
                       Allegiant Asset Management Company
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

                                   UNDERWRITER
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406

                                  LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996

                            NOT A PART OF PROSPECTUS

                         ALLEGIANT FUNDS PRIVACY NOTICE

     The basis of each customer relationship at Allegiant Funds is built on trust. You have chosen to do business with Allegiant Funds, and we guard that relationship with great care, beginning with the information you have chosen to share with us.

     Allegiant Funds is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide you with the most effective and convenient access to our broad range of financial products and services. We want you to understand what information we collect, and how we use and protect it.

     WHAT INFORMATION WE COLLECT

     "Nonpublic personal information" is information about you that we obtain in connection with providing our financial products or services. Such information includes for example, name, address, age, and account balance.

     We may collect nonpublic personal information about you from the following sources:

     - Information that you provide to us, such as on applications or other forms, or

     -    Information about your transactions with us

     OUR SECURITY PROCEDURES

     To maintain security of customer information, we restrict access to your personal and account information to persons who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard information.

     WHAT INFORMATION WE DISCLOSE

     Allegiant Funds does not disclose nonpublic personal information about you to any third party companies, except as permitted by federal law. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or you otherwise cease to do business with us.

     Allegiant Funds works with third parties to bring you financial services. We disclose information about you as necessary to fulfill these third party service agreements. For example, we may disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account, or other business relationship, such as printing checks or providing periodic account statements. We may also disclose information about you to governmental entities, such as sending annual income statements to the IRS.

     We may disclose all of the information we collect, as described above, to third parties that perform marketing services on our behalf or to other financial institutions, such as PNC Financial Services Group, Inc. and its affiliates, with whom we have joint marketing agreements in order to make a variety of financial services available to you. These third parties must agree to strict confidentiality provisions to assure the protection of your information. Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to ensure this result.

     ALLEGIANT FUNDS' PLEDGE TO YOU

     We believe that your privacy should never be compromised. At the same time, we want to offer you the array of financial products and services you need to accomplish your financial goals. We believe we can do both by adhering to the provisions of this privacy notice.

BOARD OF TRUSTEES

ROBERT D. NEARY

CHAIRMAN
Retired Co-Chairman, Ernst & Young
Director:
   Commercial Metals Company

JOHN G. ABUNASSAR
PRESIDENT AND CHIEF EXECUTIVE OFFICER
President and Chief Executive Officer,
   Allegiant Asset Management Company

DOROTHY A. BERRY
President, Talon Industries, Inc.
Chairman and Director:
   Professionally Managed Portfolios

KELLEY J. BRENNAN
 Retired Partner, PricewaterhouseCoopers LLP

JOHN F. DURKOTT
President and Chief Executive Officer,
   Kittle's Home Furnishings Center, Inc.

RICHARD W. FURST
Dean Emeritus and Garvice D. Kincaid Professor of Finance
   (Emeritus), Gatton College of Business and Economics,
   University of Kentucky
Director:
   Central Bank & Trust Co.
   Central Bancshares

GERALD L. GHERLEIN
Retired Executive Vice President and
   General Counsel, Eaton Corporation

DALE C. LAPORTE
Retired Senior Vice President and General Counsel, Invacare
  Corporation
Director:
   Invacare Corporation

KATHLEEN CUPPER OBERT
Chairman and Chief Executive Officer,
   Edward Howard & Co.

  Allegiant Funds Trustees also serve as Trustees of Allegiant Advantage Fund.


                                                             (ALLEGIANT(R) LOGO)
                                                              AllegiantFunds.com

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Allegiant Funds and is available, free of charge, on the Funds' website. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports will list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports will also contain detailed financial information about the Funds and will be available, free of charge, on the Funds' website.

TO OBTAIN MORE INFORMATION:

By Internet:
AllegiantFunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
c/o PNC Global Investment Servicing
P.O. Box 9795
Providence, RI 02940-9795

FROM THE SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Allegiant Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

Allegiant Funds' Investment Company Act
registration number is 811-4416

                            NOT A PART OF PROSPECTUS

(ALLEGIANT(R) LOGO)
AllegiantFunds.com

                                 ALLEGIANT FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION
                                AUGUST [__], 2009

                                  EQUITY FUNDS

                     ALLEGIANT DIVERSIFIED REAL ESTATE FUND

                              TAX EXEMPT BOND FUNDS

                     ALLEGIANT MARYLAND TAX EXEMPT BOND FUND
                 ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND

This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the current Prospectuses listed below for the above investment portfolios (each, a "Fund," collectively, the "Funds") of Allegiant Funds (the "Trust"), as may be amended or supplemented from time to time. This SAI is incorporated by reference in its entirety into the Prospectuses. The Prospectuses and the Funds' annual and semi-annual reports to shareholders will be available without charge, upon request, by calling or writing the Trust at 1-800-622-FUND (3863), 760 Moore Road, King of Prussia, Pennsylvania 19406.

CURRENT PROSPECTUSES

- Prospectus dated August [__], 2009 for A and C Shares of the Diversified Real Estate Fund, Maryland Tax Exempt Bond Fund and Tax Exempt Limited Maturity Bond Fund.

- Prospectus dated August [__], 2009 for I Shares of the Diversified Real Estate Fund, Maryland Tax Exempt Bond Fund and Tax Exempt Limited Maturity Bond Fund.

STATEMENT OF ADDITIONAL INFORMATION....................................
INVESTMENT OBJECTIVE AND POLICIES......................................
INVESTMENT LIMITATIONS AND RESTRICTIONS................................
NET ASSET VALUE........................................................
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.........................
DESCRIPTION OF SHARES..................................................
ADDITIONAL INFORMATION CONCERNING TAXES................................
TRUSTEES AND OFFICERS..................................................
ADVISORY, ADMINISTRATION, UNDERWRITING, CUSTODIAN SERVICES AND TRANSFER
   AGENCY AGREEMENTS...................................................
SHAREHOLDER SERVICES PLAN..............................................
PORTFOLIO TRANSACTIONS.................................................
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........................
COUNSEL................................................................
PERFORMANCE INFORMATION................................................
MISCELLANEOUS..........................................................
APPENDIX A: DESCRIPTION OF SECURITIES RATINGS..........................
APPENDIX B: DESCRIPTION OF FUTURES CONTRACTS...........................
APPENDIX C: ALLEGIANT ASSET MANAGEMENT COMPANY PROXY VOTING POLICY AND
   PROCEDURES..........................................................

                       STATEMENT OF ADDITIONAL INFORMATION

          This SAI should be read in conjunction with the Prospectuses for the Funds listed on the cover page of this SAI. The information contained in this SAI expands upon matters discussed in the Prospectuses. No investment in shares of a Fund should be made without first reading the Prospectus for such Fund.

          The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue separate classes or series of shares of beneficial interest. The Funds are registered as open-end management investment companies. Each Fund described in this prospectus, other than the Maryland Tax Exempt Bond Fund, is a diversified investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Maryland Tax Exempt Bond Fund is a non-diversified investment company under the 1940 Act.

          The Funds will not commence operations until the closing of the pending reorganization between the Allegiant Funds and ___________. This SAI includes information for the Predecessor Diversified Real Estate Fund, Predecessor Maryland Tax Exempt Bond Fund and Predecessor Tax Exempt Limited Maturity Bond Fund (together, the "Predecessor Funds").

INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION ON FUND MANAGEMENT

          Further information on the management strategies, techniques, policies and related matters concerning Allegiant Asset Management Company, the investment adviser to the Funds (the "Adviser"), may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See "Performance Information".

          Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by Standard & Poor's ("S&P") Rating Group, Fitch Ratings, Inc. ("Fitch"), Moody's Investors Service, Inc. ("Moody's") and Dominion Bond Rating Service Limited ("DBRS") for securities which may be held by the Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS

          The following information supplements, and should be read in conjunction with, the principal strategies and risk disclosures for the Funds in the Prospectuses.

ALLEGIANT DIVERSIFIED REAL ESTATE FUND

          The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (which includes borrowings for investment purposes) in a diversified portfolio of equity securities (common and preferred stocks) of companies engaged primarily in the real estate business (companies that derive at least 50% of revenues or profits from, or have at least 50% of assets in, real estate activities), particularly real estate investment trusts ("REITs"). REITs are companies that invest in real estate and related areas. "Equity REITs" invest directly in real estate and typically earn money from lease payments and gains on property sales. "Mortgage REITs" typically make or own loans and other obligations that are secured by real estate collateral. "Hybrid REITs" are those that combine both approaches.

          Under normal market conditions, the Fund's principal investment strategies include: (1) favoring investment in mid-capitalization stocks, generally between $2 and $10 billion) with a focus on equity and hybrid REITs;
(2) investing in companies that appear to offer the potential for strong earnings growth as well as above-average dividend yields; and (3) diversifying the Fund's holdings in companies that invest in various geographic regions, both in and outside the United States, and types of real estate.

ALLEGIANT MARYLAND TAX EXEMPT BOND FUND

          The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (which includes borrowings for investment purposes) in investment-grade municipal bonds and other municipal obligations issued by the State of Maryland, its counties, municipalities and other taxing districts, and other issuers located outside of Maryland that are exempt from both federal income taxes, federal alternative minimum tax and Maryland state and local income taxes ("Maryland Municipal Securities"). This policy is fundamental and may not be changed without the affirmative vote of a majority of the Fund's outstanding shares (as defined under "Micellaneous" below).

          Dividends paid by the Fund which are derived from interest properly attributable to Maryland Municipal Securities will be exempt from regular federal income tax and Maryland personal income tax. Dividends derived from interest on municipal securities of other governmental issuers will be exempt from regular federal income tax but may be subject to Maryland personal income tax. See "Additional Information Concerning Taxes."

          In selecting securities for the Fund to buy and sell, the Adviser monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and issuers. The Fund will invest in securities of varying maturity. The Fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality but may invest up to 10% of its assets in below-investment grade securities, also known as high yield "junk" bonds (generally rated below the BBB category). The Fund may also invest up to 20% of its total assets in interest rate swaps.

          See "Special Considerations Regarding Investment in Maryland Municipal Securities" below.

ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND

          The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (which includes borrowings for investment purposes) in municipal bonds and other municipal obligations that pay interest that is exempt from both regular federal income tax and federal alternative minimum tax ("Municipal Securities"). This policy is fundamental and may not be changed without the affirmative vote of a majority of the Fund's outstanding shares (as defined under "Micellaneous" below).

          In selecting securities for the Fund to buy and sell, the Adviser monitors economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and regions of the country. The Fund will invest in securities of varying maturity, but generally will favor those with short to medium maturities. The Fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality but may invest up to 10% of its assets in below-investment grade securities, also known as high yield "junk" bonds (generally rated below the BBB category). The Fund may also invest up to 20% of its total assets in interest rate swaps.

SPECIAL CONSIDERATIONS - ALLEGIANT MARYLAND TAX EXEMPT BOND FUND AND ALLEGIANT TAX EXEMPT LIMITED MATURITY BOND FUND (TOGETHER, THE "TAX EXEMPT BOND FUNDS")

          Although each Fund's average weighted maturity will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors, the Tax Exempt Bond Funds anticipate that they will maintain a dollar-weighted average portfolio maturity of one to five years.

          For temporary defensive or liquidity purposes when, in the opinion of the Funds' Adviser, Maryland Municipal Securities of sufficient quality, as the case may be, are not readily available, the Maryland Tax Exempt Bond Fund may invest up to 100% of its assets in other Municipal Securities and in taxable securities.

          Each Fund may hold up to 100% of its assets in uninvested cash reserves, pending investment, during temporary defensive periods. Uninvested cash reserves will not earn income.

          Each Fund may invest in other investments as described below under "Additional Information About Portfolio Investments" including stand-by commitments, variable and floating rate obligations, certificates of participation, other investment companies, illiquid securities, Taxable Money Market Instruments (as defined below), zero coupon obligations and repurchase agreements and engage in when-issued transactions.

          The Maryland Tax Exempt Bond Fund is classified as a "non-diversified" portfolio, which means that the amount of assets of the Fund that may be invested in the securities of a single issuer is not limited by the 1940 Act. Nevertheless, the Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). The Code requires that, at the end of each quarter of a Fund's taxable year, (i) at least 50% of the market value of its total assets be invested in cash, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). Investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio, and thereby subject the market-based NAV per share of the non-diversified portfolio to greater fluctuations. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives may be.

          Although the Tax Exempt Bond Funds may invest 25% or more of their respective net assets in Municipal Securities, the interest on which is paid solely from revenues of similar projects, the Funds do not presently intend to do so unless, in the opinion of the Adviser, the investment is warranted. To the extent that a Fund's assets are invested in such investments, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects to a greater extent than it would be if its assets were not so invested.

          See "Municipal Securities," "Special Considerations Regarding Investment in Maryland Municipal Securities" below.

ADDITIONAL INFORMATION ABOUT PORTFOLIO INVESTMENTS

DISCLOSURE OF PORTFOLIO HOLDINGS

          In accordance with the Trust's policies and procedures, PNC Global Investment Servicing (U.S.) Inc. ("PNC Global Investment Servicing") is responsible for dissemination of information about the Trust's portfolio securities. The Trust, its co-administrators (the Adviser and PNC Global Investment Servicing, together the "Co-Administrators") and Adviser (together, the "Service Providers") may only disclose information concerning securities held in the Trust's portfolios under the following circumstances:

     (i) Within fifteen business days following the end of each calendar month, PNC Global Investment Servicing shall post all securities held by each of the Funds, together with each security's percentage of total net assets of the portfolio, on the Trust's website.

     (ii) The Trust or a Service Provider may disclose the Trust's portfolio securities holdings to selected third parties when the Trust has a legitimate business purpose for doing so; or

          (a) Examples of instances in which selective disclosure of the Trust's portfolio securities may be appropriate include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Adviser; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust; or disclosure to a rating or ranking organization.

    (iii) As required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

     Each of the Trust's Service Providers is required to keep the Funds' portfolio information confidential either pursuant to its agreement with the Trust or because of the nature of its relationship to the Trust. In the event that the Trust or a Service Provider discloses the Trust's portfolio securities holdings to a selected third party for a legitimate business purpose, such third party shall be required pursuant to an agreement with the Trust to keep the information confidential and shall not trade on such information.

     Neither the Trust, a Service Provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust's portfolio securities.

     With respect to the monthly disclosure of portfolio holdings on the Trust's website, PNC Global Investment Servicing is authorized to prepare and post to the Trust's website its portfolio holdings and is also responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust, or disclosure to a rating or ranking organization. With respect to any other disclosure of the Trust's portfolio holdings, the Trust's President and Treasurer, or the Adviser's President shall be authorized to disclose such information.

     In order to ensure that the disclosure of the Trust's portfolio securities is in the best interests of the Trust's shareholders and to avoid any potential or actual conflicts of interest with PNC Global Investment Servicing, the Adviser, the Trust's principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Trust's portfolio securities for legitimate business purposes shall be approved by the Trust's Board of Trustees in advance of such disclosure. This requirement shall not apply to the disclosure of the Trust's portfolio securities to the Trust's existing service providers of auditing, custody, proxy voting and other services to the Trust in connection with the provision of their services to the Trust, or as otherwise provided herein.

     The Board shall receive quarterly reports stating whether disclosures were made concerning the Trust's portfolio holdings in contravention of these policies and procedures during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures were made.

RATINGS CRITERIA

          Investment grade debt securities in which the Funds invest are those securities rated at the time of purchase by a Fund within the four highest ratings groups assigned by Moody's (Aaa, Aa, A and Baa), S&P (AAA, AA, A and
BBB), Fitch (AAA, AA, A and BBB) or, if unrated, which are determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Debt securities rated in the lowest investment grade debt category (Baa by Moody's or BBB by S&P, Fitch or DBRS) have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

          The Tax Exempt Bond Funds may invest in junk bonds. While any investment carries some risk, certain risks associated with lower rated securities are different than those for investment grade securities. The risk of loss through default is greater because lower rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in a Fund's NAV per share.

          In addition, an economic downturn or increase in interest rates could have a negative impact on both the markets for lower rated securities (resulting in a greater number of bond defaults) and the value of lower rated securities held by a Fund. Current laws, such as those requiring federally insured savings and loan associations to remove investments in lower rated securities from their funds, as well as other pending proposals, may also have a material adverse effect on the market for lower rated securities.

          The economy and interest rates may affect lower rated securities differently than other securities. For example, the prices of lower rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

          If an issuer of a security held by a Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower rated securities as well as the Fund's NAV. In general, both the prices and yields of lower rated securities will fluctuate.

          In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. Such instances occur where there is no established secondary market for the security or the security is lightly traded. As a result, a Fund's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

          Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

          The ratings of Moody's, S&P and Fitch evaluate the safety of a lower rated security's principal and interest payments, but do not address market value risk. Because the ratings of the Rating Agencies may not always reflect current conditions and events, in addition to using recognized Rating Agencies and other sources, the Adviser performs its own analysis of the issuers of lower rated securities purchased by a Fund. Because of this, a Fund's performance may depend more on its own credit analysis than is the case for mutual funds investing in higher rated securities.

          The Adviser continuously monitors the issuers of lower rated securities held by a Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests.

REAL ESTATE SECURITIES

          The Diversified Real Estate Fund will invest in real estate-linked derivatives, real estate investment trusts ("REITs"), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities.

          REITs pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.

          REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income principally from rental and lease payments. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs make loans to commercial real estate developers and derive their income primarily from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code, and to maintain exemption from the 1940 Act. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which the Fund invests.

          REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from any investments in REITs in its periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may be designated as a return of capital.

          Although the Diversified Real Estate Fund will not invest in real estate directly, it is subject to the same risks that are associated with the direct ownership of real estate. In general, real estate values are affected by a variety of factors, including: supply and demand for properties; the economic health of the country, different regions and local markets; and the strength of specific industries renting properties. An equity REIT's performance ultimately depends on the types and locations of the properties it owns and on how well it manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, rent controls, losses due to casualty or condemnation, increases in property taxes and/or operating expenses, or changes in zoning laws.

          Changes in interest rates could affect the performance of REITs. In general, during periods of high interest rates, REITs may lose some of their appeal to investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates may also mean that it is more expensive to finance property purchases, renovations and improvements, which could hinder a REIT's performance.

          Such factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

          Under certain circumstances the Fund could own real estate directly as a result of a default on debt securities it owns. If the Fund has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. See "Additional Information Concerning Taxes" below.

VARIABLE AND FLOATING RATE INSTRUMENTS

          Each Fund may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between a Fund and the issuer, they are not normally traded although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

          In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer or shorter of the periods remaining to the next interest rate adjustment or the demand notice period in accordance with applicable regulations or Trust procedures.

          Certain Funds may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

          Each of the Funds also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

GUARANTEED INVESTMENT CONTRACTS

          Each Fund may make limited investments in Guaranteed Investment Contracts ("GICs") issued by U.S. insurance companies. When investing in GICs a Fund makes cash contributions to a deposit fund or an insurance company's general account. The insurance company then credits to that Fund monthly a guaranteed minimum interest payment which may be based on a fixed rate or a fixed spread over an index, such as the London Interbank Offered Rate ("LIBOR"). The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. GICs may provide a lower rate of return than may be available to a Fund through other types of investments the Fund is permitted to make. A GIC is backed only by the insurance company that issued the GIC and, therefore, payments on the GIC are subject to the insurance company's capacity to pay. Failure of the issuing company could result in a default on a GIC. A Fund will purchase a GIC only when the Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies. In addition, because each Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, will not exceed 15% of the Fund's net assets.

          The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

REPURCHASE AGREEMENTS

          Securities held by the each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund's Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.

          The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or Trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS

          Each of the Funds may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund's investment restrictions having a value at least equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act. A Fund will not engage in reverse repurchase transactions if such transactions, combined with any other borrowings, exceed one-third of the Fund's assets.

LENDING OF PORTFOLIO SECURITIES

          The Diversified Real Estate Fund may lend securities to broker-dealers, banks or other institutional borrowers pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to 101.5% of the market value (105% of the market value of the international securities loaned) at all times of the securities lent. Such loans will not be made if, as a result, the aggregate value of all outstanding securities loans combined with any other deemed borrowings of the Fund exceed 50% of the value of its total assets. When the Fund lends its portfolio securities, the collateral (i.e., the cash or securities that the Fund is obligated to return) can be included as part of the Fund's total assets in calculating the percentage of the Fund's total assets on loan. Collateral must be valued daily by the Adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund involved any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

          The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in short-term money market instruments. However, the Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on such invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

ILLIQUID SECURITIES

          Each of the Funds will not invest more than 15% of their respective net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements and GICs with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

          Each Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

TAXABLE MONEY MARKET INSTRUMENTS

          Each of the Tax Exempt Bond Funds may invest, from time to time, a portion of its assets for temporary defensive or liquidity purposes in short-term money market instruments, the income from which is subject to federal income tax ("Taxable Money Market Instruments"). Taxable Money Market Instruments may include: obligations of the U.S. government and its agencies and instrumentalities; debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the highest rating category of S&P, Fitch or Moody's; certificates of deposit; bankers' acceptances; and repurchase agreements with respect to such obligations.

FOREIGN SECURITIES

          The Diversified Real Estate Fund may invest in securities issued by foreign issuers either directly or indirectly through investments in ADRs, EDRs or GDRs. Such securities may or may not be listed on foreign or domestic stock exchanges.

          Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Further, foreign stock markets are generally not as developed or efficient as those in the U.S., and in most foreign markets, volume and liquidity are less than in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

          With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investment within those countries. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.

CONVERTIBLE SECURITIES

          The Diversified Real Estate Fund may invest in convertible securities entitling the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. The value of a convertible security may fluctuate in inverse proportion to interest rates. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less market risk than the corporation's common stock. Nonetheless, convertible securities could lose value or become worthless if, for example, the issuer becomes bankrupt. Convertible securities will not normally decrease significantly below their conversion value. The value of the convertibility feature depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

          In selecting convertible securities, the Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and the ratings of the securities. Since credit rating agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments. The Fund may retain a portfolio security whose rating has been changed if the Adviser deems that retention of such security is warranted.

CORPORATE DEBT OBLIGATIONS

          Each Fund may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

OTHER DEBT SECURITIES

          Each Fund may also invest in other debt securities which may include: equipment lease and trust certificates; collateralized mortgage obligations; state, municipal and private activity bonds; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities of supranational organizations such as the World Bank; participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities such as mortgage backed securities, Certificates of Automobile Receivables (CARS) and Certificates of Amortizing Revolving Debts (CARDS); private placements; and income participation loans. Some of the securities in which a Fund invests may have warrants or options attached.

          Appreciation in the value of a debt security may result from an improvement in the credit standing of the issuer of the security or a general decline in the level of interest rates or a combination of both. An increase in the level of interest rates generally reduces the value of the fixed rate debt instruments held by a Fund; conversely, a decline in the level of interest rates generally increases the value of such investments. An increase in the level of interest rates may temporarily reduce the value of the floating rate debt instruments held by a Fund; conversely, a decline in the level of interest rates may temporarily increase the value of those investments.

          In the event that subsequent to its purchase by the Fund, a rated security ceases to be rated or its rating is reduced below investment grade, the Adviser will consider whether the Fund should continue to hold the security.

          As new fixed income products and securities are developed, the Adviser may invest the Funds' assets in those opportunities as well.

WARRANTS

          The Diversified Real Estate Fund may invest in warrants. Warrants enable the owner to subscribe to and purchase a specified number of shares of the issuing corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

FUTURES AND RELATED OPTIONS

          The Diversified Real Estate and the Tax Exempt Limited Maturity Bond Funds may invest in stock index futures contracts and options on futures contracts in attempting to hedge against changes in the value of securities that they hold or intend to purchase. Futures contracts may also be based on financial instruments such as stock index option prices. The Funds may also invest in futures contracts based on the Chicago Board of Exchange Volatility Index ("VIX Futures"). VIX Futures are an index of market sentiment derived from S&P 500 Index option prices, and are designed to reflect investors' consensus view of expected stock market volatility over future periods.

          The Diversified Real Estate Fund may also invest in stock index futures contracts in attempting to hedge against changes in the value of securities that it holds or intends to purchase or to maintain liquidity. The Fund might sell a futures contract in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline. The Fund may invest in the instruments described either to hedge the value of their respective portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its holdings for hedging purposes or to maintain liquidity.

          Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of an index or the cash value of a stated amount of a foreign currency. When interest rates are rising, futures contracts can offset a decline in value of the securities held by the Fund. When rates are falling or prices of securities are rising, these contracts can secure higher yields for securities the Fund intends to purchase.

          The Funds and their Trustees and officers have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under such Act. In connection with a Fund's position in a futures contract or option thereon, it will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

          CALL AND PUT OPTIONS. The Diversified Real Estate and Tax Exempt Limited Maturity Bond Funds may purchase and sell call and put options on futures contracts traded on an exchange, board of trade or other trading facility. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of a Fund's securities is expected to decline, it might purchase put options or sell call options on futures contracts rather than sell futures contracts.

          The Funds may write covered call options, buy put options, buy call options and sell or "write" secured put options on a national securities exchange and issued by the Options Clearing Corporation for hedging purposes. Such transactions may be effected on a principal basis with primary reporting dealers in U.S. government securities in an amount not exceeding 5% of a Fund's net assets. Such options may relate to particular securities, stock or bond indices, financial instruments or foreign currencies. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option.

          A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to or only at the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

          A Fund may purchase and sell put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by a Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. A Fund may also purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a closing sale transaction (a sale by a Fund, prior to the exercise of an option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

          In addition, each Fund may write covered call and secured put options. A covered call option means that a Fund owns or has the right to acquire the underlying security subject to call at all times during the option period. A secured put option means that a Fund maintains in a segregated account with its custodian cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation and may be effected on a principal basis with primary reporting dealers in the U.S.

          Each Fund may employ access vehicles such as low exercise price options (which may be known as certificates or notes) in order to gain an exposure to a particular security or markets. Low exercise price options held by a Fund may be cash settled, listed on an exchange and shall be exercisable at any time over the life of the option. In addition, the underlying investment of a low exercise price option shall be one in which a Fund could invest in directly in accordance with its investment objective and policy.

          In order to close out put or call option positions, a Fund will be required to enter into a "closing purchase transaction" -- the purchase of a put or call option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option that it previously wrote. When a portfolio security subject to a call option is sold, a Fund will effect a closing purchase transaction to close out any existing call option on that security. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or a Fund delivers the underlying security upon exercise.

          The aggregate value of the securities subject to options written by a Fund will not exceed 33-1/3% of the value of its net assets. In order to close out an option position prior to maturity, a Fund may enter into a "closing purchase transaction" by purchasing a call or put option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option which it previously wrote.

          Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, a Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or a Fund closes out the option. In writing a secured put option, a Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of a Fund. For a detailed description of these investments and related risks, see Appendix B attached to this SAI.

     RISK FACTORS ASSOCIATED WITH FUTURES AND RELATED OPTIONS

          To the extent that the Diversified Real Estate or Tax Exempt Limited Maturity Bond Funds engage in a futures transaction as a hedging device, due to the risk of an imperfect correlation between securities in its portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. In futures contracts based on indices, the risk of imperfect correlation increases as the composition of a Fund's portfolio varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Funds may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect a Fund's net investment results if market movements are not as anticipated when the hedge is established.

          Successful use of futures by the Funds also are subject to the Adviser's ability to predict correctly movements in the direction of securities prices, interest rates and other economic factors. For example, if the Funds have hedged against the possibility of a decline in the market adversely affecting the value of securities held in their funds and prices increase instead, the Funds will lose part or all of the benefit of the increased value of securities which they have hedged because they will have offsetting losses in their futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

          Although the Funds intend to enter into futures contracts and options transactions only if there is an active market for such investments, no assurance can be given that a liquid market will exist for any particular contract or transaction at any particular time. See "Illiquid Securities." Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Funds to substantial losses. If it is not possible, or a Fund determines not, to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the Fund being hedged, if any, may offset partially or completely losses on the futures contract.

          The primary risks associated with the use of futures contracts and options are:

          1. the imperfect correlation between the change in market value of the securities held by a Fund and the price of the futures contract or option;

          2. possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;

          3. losses greater than the amount of the principal invested as initial margin due to unanticipated market movements which are potentially unlimited; and

          4. the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors.

DOLLAR ROLLS

          The Tax Exempt Bond Funds may enter into Dollar Roll Agreements, which are similar to reverse repurchase agreements. Dollar Rolls are transactions in which securities are sold by a Fund for delivery in the current month and the Fund simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar Rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to which a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. At the time a Fund enters into a Dollar Roll, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

SHORT SALES

          Each Fund may engage in short sales of its securities. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

          Each Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short. If a Fund sells securities short against the box, it may protect itself from a loss if the price of the security declines in the future, but will lose the opportunity to profit on such securities if the price rises.

SWAP AGREEMENTS AND OPTIONS ON SWAP AGREEMENTS

          The Tax Exempt Bond Funds may enter into swap agreements for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall strategies. These Funds may enter into swap agreements with respect to interest rates, commodities, and indexes of securities or commodities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. A Fund may also enter into options on swap agreements for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. A Fund will typically use interest rate total return and credit default swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its investments. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or the total return of a predefined "index," such as an exchange of fixed rate payments for floating rate payments or an exchange of a floating rate payment for the total return on an index.

          The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. The Tax Exempt Limited Maturity Bond Fund will not enter into any interest rate swap unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated either "A" or "A-1" or better by S&P or Fitch, or "A" or "P-1" or better by Moody's or is otherwise deemed equally creditworthy by the Adviser.

          The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided no event of default by a selected entity (or entities) has occurred. In the event of default, the seller must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to risks such as but not limited to illiquidity risk, counterparty risk and credit risks.

          Most swap agreements are entered into on a net basis, (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and their Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian.

          If there is a default by the other party to a swap transaction, the Fund involved will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the interbank market.

          A Fund also may enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swap options.

          Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

ZERO COUPON OBLIGATIONS

          The Tax Exempt Bond Funds may invest in zero coupon obligations. Each other Fund may also invest in zero coupon obligations for temporary purposes. See "Money Market Instruments" below. Zero coupon obligations are discount debt obligations that do not make periodic interest payments although income is generally imputed to the holder on a current basis. Such obligations may have higher price volatility than those which require the payment of interest periodically. The Adviser will consider the liquidity needs of the Fund when any investment in zero coupon obligations is made.

CERTIFICATES OF PARTICIPATION

          The Tax Exempt Bond Funds may purchase Municipal Securities in the form of "certificates of participation" which represent undivided proportional interests in lease payments by a governmental or nonprofit entity. The municipal leases underlying the certificates of participation in which the Funds invest will be subject to the same quality rating standards applicable to Municipal Securities. Certificates of participation may be purchased from a bank, broker-dealer or other financial institution. The lease payments and other rights under the lease provide for and secure the payments on the certificates.

          Lease obligations may be limited by law, municipal charter or the duration or nature of the appropriation for the lease and may be subject to periodic appropriation. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate Trustee cannot accelerate lease obligations upon default; in such event, the Trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the Trustee would be able to obtain an acceptable substitute source of payment. In addition, certificates of participation are less liquid than other bonds because there is a limited secondary trading market for such obligations.

WHEN-ISSUED SECURITIES

          Each Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive. One form of when-issued or delayed delivery securities that a Fund may purchase is a "to be announced" (TBA) mortgage-backed security. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

          When a Fund agrees to purchase when-issued securities, the custodian segregates cash or liquid portfolio securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceed 25% of the value of its total assets.

          When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. A Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

MONEY MARKET INSTRUMENTS

          Each Fund may invest in various short-term obligations such as domestic and foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements, reverse repurchase agreements and GICs. Each Fund may hold temporary cash balances pending investment in such instruments or may invest up to 100% of its assets in such instruments for temporary defensive purposes

          Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar-denominated bankers' acceptances, certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. These bank obligations are not issued by the Federal Deposit Insurance Corporation. The Funds may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of their total assets. Investment in non-negotiable time deposits is limited to no more than 5% of a Fund's total assets at the time of purchase.

          Each Fund may invest in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F2" or better by Fitch or, if not rated, determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. In addition, each Fund may invest in Canadian Commercial Paper which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Each Fund may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

          Investments in the obligations of foreign branches of U.S. banks, foreign banks and other foreign issuers may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. A Fund will invest in the obligations of foreign banks or foreign branches of U.S. banks only when the Adviser believes that the credit risk with respect to the instrument is minimal.

GOVERNMENT SECURITIES

          Each of the Funds may invest in U.S. government agency obligations, examples of which include the obligations of Federal Home Loan Banks ("FHLBs"), Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Intermediate Credit Banks and Maritime Administration. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the GNMA. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Some of these investments may be variable or floating rate instruments. See "Variable and Floating Rate Instruments."

U.S. TREASURY OBLIGATIONS AND RECEIPTS

          Each Fund may invest in U.S. Treasury obligations consisting of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS (Separately Traded Registered Interest and Principal Securities).

          The Funds may invest in separately traded interest and principal component parts of the U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), Liquid Yield Option Notes ("LYONs"), and Certificates of Accrual on Treasury Securities ("CATS"). TIGRs, LYONs and CATS are interests in private proprietary accounts while TR's are interests in accounts sponsored by the U.S. Treasury. The private proprietary accounts underlying TIGRs, LYONs and CATS are not government guaranteed.

          Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

STAND-BY COMMITMENTS

          The Tax Exempt Bond Funds may acquire stand-by commitments. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option specified Municipal Securities at a specified price. Stand-by commitments acquired by a Fund must be of high quality as determined by any Rating Agency, or, if not rated, must be of comparable quality as determined by the Adviser. A Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

DERIVATIVE INSTRUMENTS

          Each of the Funds may, to the extent permitted by their investment objectives and policies, purchase certain "derivative" instruments for hedging and non-hedging purposes, usually as a substitute for taking a position in an underlying asset, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies. Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations (including CMOs, various floating rate instruments and other types of securities).

          Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise.

          The Funds might not employ any derivative strategies, and no assurance can be given that any strategy used will succeed. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles. To the extent a Fund invests in derivative instruments for non-hedging purposes (i.e., to seek to increase total return), such practice is considered to be speculative and presents an even greater risk of loss.

TAX-EXEMPT DERIVATIVES AND OTHER MUNICIPAL SECURITIES

          The Tax Exempt Bond Funds may invest in tax-exempt derivative securities relating to Municipal Securities, including tender option bonds, participations, beneficial interests in trusts and partnership interests. (See generally "Derivative Instruments" above.) A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate, that has been coupled with the agreement of a third party which grants the security holder the option, at periodic intervals, to tender the municipal obligation to the third party and receive the face value thereof. The Funds listed directly above may also enter into interest rate swaps for hedging purposes and not for speculation. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or the total return of a predefined "index," such as an exchange of fixed rate payments for floating rate payments or an exchange of a floating rate payment for the total return on an index. These Funds may invest in interest rate and bond index futures contracts and options on futures contracts in order to offset an expected decrease in the value of their respective portfolios that might otherwise result from a market decline.

          Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by a Fund from tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Funds and the Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Securities, the creation of any tax-exempt derivative securities, or the bases for such opinions.

SECURITIES OF OTHER INVESTMENT COMPANIES

          Subject to 1940 Act limitations and pursuant to applicable SEC requirements, each Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their NAV per share based on the amortized cost or penny-rounding method, i.e., money market funds.

          The Diversified Real Estate Fund may invest in SPDRs, iShares Trust ("iShares") and similar index tracking stocks as is consistent with their investment objectives and policies. The SPDR Trust, DIAMONDS Trust and MidCap SPDR Trust are unit investment trusts that hold shares of companies in certain indices and seek to provide investment results that closely track, respectively, the S&P 500 Index, DJIA and S&P MidCap 400 Index. PDR Services LLC is the sponsor of each trust. Other index tracking stocks are structured similarly to SPDRs but track the price performance and dividend yield of different indices. iShares is a family of approximately 90 different exchange-traded index funds that seek to provide investment results that correspond generally to the performance of specified market indices and that are listed on various exchanges. Barclays Global Fund Advisors serves as investment adviser to the iShares Funds. SPDRs, iShares and other index tracking stocks can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. For example, stocks that track an index comprised of Nasdaq traded stocks, or stocks that track an index comprised of stocks of foreign companies (such as iShares which are described below), may be expected to fluctuate in value more widely than the SPDRs (which track the S&P 500 Index) or stocks that track other less volatile indices. Index tracking stocks are traded similarly to stocks of individual companies. Although an index tracking stock is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance because of trust expenses and other factors. The SPDR Trust and trusts underlying other index tracking stocks are structured to be regulated investment companies and may make distributions to the Fund that may not be characterized entirely as ordinary income for tax purposes. Such distributions will be passed through to Fund investors in the character as received by the Fund. Because investments in SPDRs and other index tracking stocks represent interests in unit investment trusts, such investments are subject to the 1940 Act's limitations on investments in other investment companies.

          As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by a Fund and, therefore, will be borne indirectly by its shareholders.

          Each Fund currently intends to limit its investments in securities issued by other investment companies (except iShares, SPDRs and the related exchange-traded funds governed by the SEC order referenced below) so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole; and (iv) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Funds and other investment companies advised by the Adviser. iShares and SPDRs have each obtained an order from the SEC that permits other SEC registered funds to acquire iShares and SPDRs beyond the limitations set forth in the 1940 Act if certain conditions are met. The Fund will not invest in exchange-traded funds beyond the limits permitted by the 1940 Act.

          Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust and the Allegiant Advantage Fund, a separate investment company affiliated with the Trust.

MUNICIPAL SECURITIES

          The Tax Exempt Bond Funds may invest in Municipal Securities. The two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, and the extension of loans to public institutions and facilities.

          Municipal Securities that are payable only from the revenues derived from a particular facility may be adversely affected by federal or state laws, regulations or court decisions which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal, including, among others, laws, decisions and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal Securities, the payment of interest and principal on which is insured in whole or in part by a governmentally created fund, may be adversely affected by laws or regulations which restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such Municipal Securities. Similarly, the payment of interest and principal on Municipal Securities may be adversely affected by respective state laws which limit the availability of remedies or the scope of remedies available in the event of a default on such Municipal Securities. Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific Municipal Securities the Funds will invest from time to time or predicting the nature or extent of future judicial interpretations or changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws, regulations and judicial interpretations on the securities in which the Funds may invest and, therefore, on the shares of the Fund.

          There are, of course, variations in the quality of Municipal Securities both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including the financial condition of the issuer, the general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Rating Agencies represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Adviser will consider such an event in determining whether the Funds should continue to hold the obligation.

          The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest or the principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

          Certain Municipal Securities held by the Funds may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer or original purchaser of the Municipal Securities at the time of their original issuance. In the event that the issuer defaults on interest or principal payments, the insurer of the obligation is required to make payment to the bondholders upon proper notification. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

          Municipal notes in which the Funds may invest include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital or capital facilities needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

          The Funds invest in Municipal Securities which at the time of purchase are rated in one of the four highest rating categories by a Rating Agency for bonds and in one of the two highest rating categories by a Rating Agency for money market securities.

          Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. If the rating of an obligation held by a Fund is reduced below its rating requirements, the Fund will sell the obligation when the Adviser believes that it is in the best interests of the Fund to do so. The applicable ratings are more fully described in Appendix A.

          Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal and state income taxes are rendered by qualified legal counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

          SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN MARYLAND MUNICIPAL SECURITIES.

          The Maryland Tax Exempt Bond Fund is classified as a "non-diversified" portfolio. The investment return on a non-diversified portfolio is typically dependent upon the performance of a smaller number of securities than a diversified portfolio and the change in value of any one security may have a greater impact on the value of a non-diversified portfolio. A non-diversified portfolio may therefore be subject to greater fluctuations in net asset value ("NAV"). In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with a similar objective.

          The Maryland Tax Exempt Bond Fund usually invests at least 80% of its net assets (which includes any borrowings for investment purposes) among the principal types of investment grade municipal obligations issued by the State of Maryland, its agencies, counties, municipalities, taxing districts and other political subdivisions. Risks associated with such municipal obligations vary by type. For example, factors affecting the local economy of a particular county or city may affect the investment quality of that county's or city's general obligation bonds without necessarily affecting the investment quality of the general obligation bonds of the State of Maryland. Limited obligation revenue bonds may fluctuate in investment quality due to economic factors affecting only the particular revenue stream. For example, a downturn in the Maryland healthcare sector or a downturn for a specific healthcare borrower might affect the investment quality of Maryland hospital revenue bonds generally or might only affect a specific healthcare revenue bond issue. For another example, a sharp change in prevailing mortgage interest rates could affect the investment quality of housing mortgage revenue bonds. Risks associated with any type of municipal obligations may be significantly reduced when such bonds have been pre-refunded, or if such bonds are insured. Following is a general overview of the types of municipal bonds held by the Maryland Tax Exempt Bond Fund, together with a discussion of some economic risks affecting such bonds.

          As of [May 31, 2008], the Maryland Tax Exempt Bond Fund had significant holdings in:


     - General obligation bonds issued by the State of Maryland, its counties, its cities and certain other agencies;

     - Revenue bonds backed by certain public facility, transportation or special tax revenue;

     - Revenue bonds issued on behalf of private charitable hospital or healthcare corporations;

     - Revenue bonds issued by or on behalf of state and private colleges and universities; and

     -    Housing revenue bonds.

          State and local economic conditions may affect the investment quality and value of bonds held by the Maryland Tax Exempt Bond Fund. Following is a brief description of state-wide economic conditions derived from information released on July 16, 2008, relating to issues of State of Maryland general obligations and does not purport to be a complete description.

          The State of Maryland has a population of approximately 5.6 million, with employment based largely in services, trade, and government. Those sectors, along with finance, insurance, and real estate, are the largest contributors to the gross state product, according to the U.S. Department of Commerce, Bureau of Economic Analysis. Population is concentrated around the Baltimore and Washington, D.C. primary metropolitan statistical areas and proximity to Washington D.C. influences the above average percentage of employees in government. Manufacturing, on the other hand, is a much smaller proportion of employment than for the nation as a whole. Annual unemployment rates have been below those of the national average for each of the last 20 years. The unemployment figure for 2007 was 3.8% compared to a national rate for the same period of 4.6%. Total employment increased by 12.5% between 1998 and 2007. The State's per capita personal income was the fifth highest of the 50 states in 2006 and 2007, according to the U.S. Department of Commerce, Bureau of Economic Analysis, at 120% of the national average.

     Industry specific conditions may affect the investment quality and value of revenue bonds. This paragraph discusses some of the major economic factors affecting the principal types of revenue bonds currently held by the Maryland Tax Exempt Bond Fund. Water and sewer revenues are affected by trends in population, new construction and weather. Transportation facility revenues are affected by economic conditions generally and by special factors such as rising energy prices. Revenues from private healthcare corporations and hospitals are subject to federal and state regulatory restrictions, Maryland State rate regulation and fluctuations in federal and state reimbursement rates for Medicare and Medicaid. The revenues of private colleges and universities are affected by enrollment demand and cost pressures. Enrollment demand fluctuates with changes in the population of college bound persons and with the state of the economy. Housing revenue bonds are affected by the pace of housing starts, sales and refinancings, and by the levels of mortgage rates generally and local housing demand.

     To reduce risk, the Maryland Tax Exempt Bond Fund allocates its investments among the various types of Maryland state and municipal obligations, evaluates the potential risks and rewards of all securities purchased, does not invest in below-investment grade bonds, and includes some insured and pre-refunded bonds in its portfolio.

OTHER TAX-EXEMPT INSTRUMENTS

          Investments by the Tax Exempt Bond Funds in tax-exempt commercial paper will be limited to investments in obligations which are rated at least A-2 or SP-2 by S&P, F2 by Fitch or Prime-2, MIG-2 or VMIG-2 by Moody's at the time of investment or which are of equivalent quality as determined by the Adviser. Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the investing Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. A Fund must use the shorter of the period required before it is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the opinion of the Adviser be equivalent to the commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. Other types of tax-exempt instruments may also be purchased as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

PORTFOLIO TURNOVER

          The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes U.S. government securities and all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Trust to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making decisions. High portfolio turnover may result in increased taxable gains to shareholders (see "Additional Information Concerning Taxes" below) and higher expenses and other transaction costs, which are ultimately borne by a Fund's shareholders.

                     INVESTMENT LIMITATIONS AND RESTRICTIONS

          Each Fund is subject to a number of investment limitations and restrictions. The following investment limitations are matters of fundamental policy and may not be changed with respect to a particular Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous").

          No Fund may:

          1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that the Diversified Real Estate Fund will concentrate its investments in the securities of issuers principally engaged in the real estate business, and provided further that:

               (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the U.S., the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

               (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

               (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

               (d) personal credit and business credit businesses will be considered separate industries.

          2. Make loans, except that (a) each Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies, (b) each Fund may lend portfolio securities in an amount not exceeding one-third of its total assets and (c) the Maryland Tax Exempt Bond and Tax Exempt Limited Maturity Bond Funds may invest in privately arranged loans in accordance with their investment objectives and policies.

          3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

          4. Purchase or sell real estate, except that (a) each Fund may purchase securities of issuers which deal in real estate, (b) each Fund may purchase securities which are secured by interests in real estate, and (c) the Diversified Real Estate Fund may sell any real estate it acquires as a result of a default on debt securities held by the Fund.

          5. Invest in commodities, except that as consistent with its investment objective and policies a Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "commodities" includes commodity contracts.

          6. Act as an underwriter of securities within the meaning of the 1933 Act except insofar as a Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

          7. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that (i) up to 25% of the value of each Fund's total assets other than the Maryland Tax Exempt Bond Fund may be invested without regard to such limitations and (ii) up to 50% of the value of the Maryland Tax Exempt Bond Fund's total assets may be invested without regard to these limitations, provided that no more than 25% of the Maryland Tax Exempt Bond Fund's total assets may be invested in the securities of any one issuer.

          With respect to investment limitation No. 3 above, the 1940 Act prohibits a Fund from issuing senior securities, except that a Fund may borrow from banks and enter into Reverse Repurchase Agreements, and may mortgage, pledge or hypothecate its assets in connection with such borrowings, provided that immediately after any such borrowing the Fund has 300% asset coverage for all borrowings. Should a Fund's asset average fall below the required 300%, within three days thereafter (not including Sundays and holidays) the Fund must reduce the amount of its borrowings to an extent that the asset coverage will be at least 300%.

          For purposes of the above investment limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.

          Except for the Funds' policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

          In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders:

          No Fund may:

          1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act (including by order of the SEC) in operating as funds of funds, as permitted by the 1940 Act, may invest its total assets in securities of investment companies in the Allegiant group of investment companies.

          2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

          3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) a Fund may make short sales against-the-box (defined as the extent to which a Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short).

          4. Purchase securities of companies for the purpose of exercising control.

          5. Invest more than 15% of its net assets in illiquid securities.

          6. Purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in its Prospectuses or SAI are not deemed to be pledged for purposes of this limitation.

          With respect to investment limitation No. 1 above, see "Securities of Other Investment Companies" above for the limitations applicable to each Fund's investments in other investment companies. With respect to investment limitation No. 3(c), see "Short Sales" above.

          The Funds do not intend to acquire securities issued by the Adviser, Underwriter (as defined in "Additional Purchase and Redemption Information" below) or their affiliates.

                                 NET ASSET VALUE

VALUATION OF DEBT SECURITIES

          Assets of the Funds invested in debt securities are valued by an independent pricing service ("Service") approved by the Board of Trustees. When, in the judgment of the Service, quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). The Funds, under supervision of the Board of Trustees, reserve the right to alternatively utilize the mean between the most recent bid and asked prices, should such prices be determined to more accurately represent valuation. See "Net Asset Value - Other" below. Other investments are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may also employ electronic data processing techniques and matrix systems to determine value. Short-term securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

VALUATION OF EQUITY SECURITIES

          In determining market value for equity securities, the assets of the Funds which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities quoted on the NASD National Market System are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Securities for which there were no transactions are valued at the the bid prices.

VALUATION OF SHARES OF OTHER MUTUAL FUNDS

          Investments by any Fund in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.

OTHER

          Securities for which market quotations are not readily available are valued at fair value using methods determined by or under the supervision of the Board of Trustees. A Fund may also use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. In these cases, information furnished by a Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. The Service may draw upon, among other information, the market values of foreign investments. Because the frequency of significant events is not predictable, fair valuation of certain common stocks may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate the NAV may differ from quoted or published prices for the same security. The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the NAV of a Fund.

          An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          The sale of the Funds' shares is facilitated by Professional Funds Distributor, LLC (the "Underwriter"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office or directly to the Trust at Allegiant Funds, c/o PNC Global Investment Servicing, P.O. Box 9795, Providence, RI 02940-9795. Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory and "Signature Guaranteed" must appear with the signature. An investor's financial institution may request further documentation from corporations, executors, administrators, Trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

          The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          Payment for shares of a Fund may, in the discretion of the Trust, be made in the form of securities that are permissible investments for the Fund as described in the Prospectuses. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

          The Trust normally pays redemption proceeds in cash but reserves the right to make redemptions in-kind. A shareholder receiving an in-kind redemption would likely have to pay transaction costs to sell the distributed securities and may be subject to capital gains taxes as well.

          The applicable Prospectuses describe the risks to the Funds of excessive trading in Fund shares (sometimes referred to as market timing) and each Fund's procedures to limit this activity. These risks include possible dilution in the value of Fund shares held by long-term shareholders and the risk of time-zone arbitrage for Funds that invest in securities that trade in foreign markets. Time-zone arbitrage might work as follows: A market timer may purchase shares of a Fund that invests in overseas markets based on events occurring after foreign market closing prices are established, but before the Fund's NAV calculation, that are likely to result in higher prices in foreign markets the following day. The market timer would redeem the Fund's shares the next day when the Fund's share price would reflect the increased prices in foreign markets, for a quick profit at the expense of long-term Fund shareholders. The Funds do not have any arrangements with any person or group of individuals to permit frequent purchases and redemptions of Fund shares.

          As described in the applicable Prospectuses, Class I Shares of the Funds are sold to financial institutions investing for their own or their customers' accounts, directly to corporate investors and, employees, directors, officers and retirees of Allegiant, PNC Financial Services Group, Inc. ("PNC") or any of its affiliates, the Funds' Co-Administrator, Underwriter, or any investment sub-adviser to the Funds and their immediate families (spouse, parents, siblings, children and grandchildren) subject to a $500 minimum initial investment, whether purchasing shares directly or through a Planned Investment Program. There is no subsequent minimum investment. Class A Shares of the Funds are sold to individuals, corporate investors and retirement plans at the public offering price based on a Fund's NAV plus a front-end load or sales charge as described in the Prospectuses for Class A and Class C Shares. Class C Shares of the Funds are sold to individuals, corporate investors and retirement plans at NAV but are subject to a 1.00% contingent deferred sales charge which is payable upon redemption of such shares within the first eighteen months after purchase, as described in the Prospectuses for Class A and Class C Shares.

          The Trust has authorized one or more brokers to receive purchase and redemption orders on behalf of the Funds. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker or the broker's authorized designee receives the order. Orders will be priced at the NAV next computed after they are received by an authorized broker or the broker's authorized designee and accepted by a Fund.

          The Adviser or its affiliates will pay finder's fees to dealers on new investments in Class A Shares as follows:

          EQUITY FUND:

          1.00% on amounts between $1 million and $5 million; plus 0.50% on amounts between $5 million and $10 million; plus 0.25% on amounts over $10 million

          TAX EXEMPT BOND FUNDS:

          0.50% on amounts between $1 million and $5 million; plus 0.25% on amounts over $5 million

          From time to time, shares may be offered as an award in promotions sponsored by the Underwriter or other parties. The Underwriter or a third party will purchase shares awarded in such promotions at NAV. The promotions may be limited to certain classes of shareholders such as the employees of the Adviser or its affiliates. As stated in the applicable Prospectuses, the Underwriter may institute certain promotional incentive programs for dealers. Such incentive programs may include cash incentive programs specific to NatCity Investments, Inc. under which NatCity Investments, Inc. or its associated persons may receive cash incentives in connection with the sale of the Funds.

          Automatic investment programs such as the Planned Investment Program ("Program") described in the Prospectuses permit an investor to use "dollar cost averaging" in making investments. Under this Program, an agreed upon fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because the Program results in more shares being purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that dollar cost averaging results in purchases of shares regardless of their price on the day of investment or market trends and does not ensure a profit, protect against losses in a declining market, or prevent a loss if an investor ultimately redeems his or her shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels. From time to time, in advertisements, sales literature, communications to shareholders and other materials, the Trust may illustrate the effects of dollar cost averaging through use of or comparison to an index such as the S&P 500 Index or Barclays Capital U.S. Intermediate Government Bond Index.

OFFERING PRICE PER CLASS A SHARES OF THE PREDECESSOR FUNDS

          An illustration of the computation of the offering price per Class A Share of the Predecessor Funds, based on the value of each Predecessor Fund's net assets and number of outstanding shares on May 31, 2009 is shown below:

PREDECESSOR DIVERSIFIED REAL ESTATE FUND
Net Assets of A Shares
Outstanding A Shares
Net Asset Value Per Shares
Sales Charge, 4.75% of Offering Price

Offering Price to Public

PREDECESSOR MARYLAND TAX EXEMPT BOND FUND
Net Assets of A Shares
Outstanding A Shares
Net Asset Value Per Shares
Sales Charge, 4.25% of Offering Price
Offering Price to Public

PREDECESSOR TAX EXEMPT LIMITED MATURITY BOND FUND
Net Assets of A Shares
Outstanding A Shares
Net Asset Value Per Shares
Sales Charge, 4.25% of Offering Price
Offering Price to Public

EXCHANGE PRIVILEGE

          Investors may exchange all or part of their Class A Shares or Class C Shares as described in the applicable Prospectuses. Any rights an investor may have (or have waived) to reduce the sales load applicable to an exchange, as may be provided in a Prospectus, will apply in connection with any such exchange. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

          By use of the exchange privilege, the investor authorizes the Transfer Agent's financial institution or his or her financial institution to act on telephonic, website or written instructions from any person representing himself or herself to be the shareholder and believed by the Transfer Agent or the financial institution to be genuine. The investor or his or her financial institution must notify the Transfer Agent of his or her prior ownership of Class A Shares or Class C Shares and the account number. The Transfer Agent's records of such instructions are binding.

                              DESCRIPTION OF SHARES

          The Trust is a Massachusetts business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of the classes or series of shares set forth in the Prospectuses, including classes or series which represent interests in the Funds as follows, and as further described in this SAI and the related Prospectuses:

Diversified Real Estate Fund
   Class __ Special Series __            Class I Shares
   Class __ Special Series __            Class A Shares
   Class __ Special Series __            Class C Shares

Maryland Tax Exempt Bond Fund
   Class __ Special Series __            Class I Shares
   Class __ Special Series __            Class A Shares
   Class __ Special Series __            Class C Shares

Tax Exempt Limited Maturity Bond Fund
   Class __ Special Series __            Class I Shares
   Class __ Special Series __            Class A Shares
   Class __ Special Series __            Class C Shares

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in their discretion. When issued for payment as described in the Prospectuses, a Fund's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets of the Trust not belonging to any particular Fund which are available for distribution.

          Rule 18f-2 under the 1940 Act provides that any matter required by the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment fund affected by such matter. Rule 18f-2 further provides that an investment fund is affected by a matter unless the interests of each fund in the matter are substantially identical or the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular fund. In addition, shareholders of each class in a particular investment fund have equal voting rights except that only Class I Shares and Class A Shares of an investment fund will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to a distribution plan for such shares, and only Class C Shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to Class C Shares.

          Although the following types of transactions are normally subject to shareholder approval, the Board of Trustees may, under certain limited circumstances: (a) sell and convey the assets of an investment fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, cause all outstanding shares of such fund involved to be redeemed at a price which is equal to their NAV and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert an investment fund's assets into money and, in connection therewith, cause all outstanding shares of such fund involved to be redeemed at their NAV; or (c) combine the assets belonging to an investment fund with the assets belonging to another investment fund of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any fund participating in such combination, and, in connection therewith, cause all outstanding shares of any fund to be redeemed at their NAV or converted into shares of another class of the Trust at NAV. In the event that shares are redeemed in cash at their NAV, a shareholder may receive in payment for such shares an amount that is more or less than his or her original investment due to changes in the market prices of the fund's securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the fund's shareholders at least 30 days prior thereto.

                     ADDITIONAL INFORMATION CONCERNING TAXES

          The following summarizes certain additional tax considerations generally affecting the Funds of the Trust and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

          The discussions of the federal tax consequences in the Prospectuses and this SAI are based on the Code and the regulations issued under it, and court decisions and administrative interpretation, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may be retroactive.

GENERAL - FEDERAL

          Each Fund of the Trust is treated as a separate corporate entity and intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. To qualify for treatment as a regulated investment company, the Funds must meet three important tests each year.

          First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

          Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund's total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

          Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

          Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, shareholders would recognize dividend income on distributions to the extent of the Fund's current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

          The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

STATE AND LOCAL TAXES

          Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

TAXATION OF INCOME FROM CERTAIN FINANCIAL INSTRUMENTS AND PFICS

          The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by a Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

          In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

ADDITIONAL TAX INFORMATION CONCERNING THE TAX EXEMPT BOND FUNDS

          As described above and in the Prospectuses, the Tax Exempt Bond Funds are designed to provide investors with tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Tax-exempt institutions and retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, the Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S corporations and their shareholders.

          In order for a Fund to pay federal exempt-interest dividends with respect to any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of the Fund must consist of tax-exempt obligations. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year. However, the aggregate amount of dividends so designated by a Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by a Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund with respect to such year.

          In purchasing tax-exempt obligations, the Funds intend to rely on opinions of bond counsel or counsel to the issuers of the tax-exempt obligations as to the excludability of interest on those obligations from gross income for federal income tax purposes. The Funds will not undertake independent investigations concerning the tax-exempt status of such obligations, nor do they guarantee or represent that bond counsels' opinions are correct. Bond counsels' opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund's distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

          Corporate taxpayers will be required to take into account all exempt-interest dividends from the Funds in determining certain adjustments for alternative minimum tax purposes.

          The Funds will determine annually the percentages of their respective net investment income which are exempt from tax, which constitute an item of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable, and will apply these percentages uniformly to all dividends declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day. Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Funds.

ADDITIONAL TAX INFORMATION CONCERNING THE MARYLAND TAX EXEMPT BOND FUND

          Distributions received from the Maryland Tax Exempt Bond Fund are exempt from Maryland personal income tax to the extent they are derived from interest on tax-exempt obligations of the State of Maryland or its political subdivisions, agencies and instrumentalities (or certain limited Federally tax-exempt obligations). Fund distributions attributable to any other source than those described above, including long or short term capital gains, will be fully taxable. Certain Fund distributions may be subject to the uniform city income tax imposed by certain Maryland cities, but to the extent they are not subject to Maryland personal income tax they are generally not subject to those city income taxes.

                                    * * * * *

                              TRUSTEES AND OFFICERS

          The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees."

                                                                                           Number of
                                                                                         Portfolios in
                                              Length of                                      Fund
                             Position(s)     Time Served                                  Complex(3)
  Name, Address(1),          Held with           in          Principal Occupation(s)      Overseen by      Other Directorships
Date of Birth and Age        the Trust       Position(2)      During Past 5 Years           Trustee         Held by Trustee(4)
-----------------------    --------------    -----------    -------------------------    -------------    ----------------------
INDEPENDENT TRUSTEES

Robert D. Neary            Chairman of          Since       Retired; Co-Chairman of           32          Director, Commercial
Date of Birth: 9/30/33     the Board and      February      Ernst & Young, 1984 -                         Metals Company.
Age: 75                    Trustee              1996        1993.

Dorothy A. Berry           Trustee           Since April    President, Talon                  32          Chairman and Director,
Date of Birth: 9/12/43                          2006        Industries, Inc.                              Professionally Managed
Age: 65                                                     (administrative,                              Portfolios.
                                                            management and business
                                                            consulting), since 1986.

Kelley J. Brennan          Trustee and         Trustee      Retired; Partner,                 32          None
Date of Birth: 7/7/42      Chairman of       since April    PricewaterhouseCoopers
Age: 67                    the Audit            2006;       LLP, 1981 - 2002.
                           Committee         Chairman of
                                              the Audit
                                              Committee
                                                since
                                                August
                                                2007.

John F. Durkott            Trustee             Since        President and Chief               32          None
Date of Birth: 7/11/44                        November      Executive Officer,
Age: 65                                         1993        Kittle's Home
                                                            Furnishings Center, Inc.
                                                            ("Kittles"), since
                                                            January 2002; Partner,
                                                            Kittle's Bloomington
                                                            Properties LLC, 1981 -
                                                            2003; KK&D LLC,  1989 -
                                                            2003; KK&D II LLC,
                                                            1998 - 2003(affiliated
                                                            real estate companies of
                                                            Kittle's).

                                                                                           Number of
                                                                                         Portfolios in
                                              Length of                                      Fund
                            Position(s)      Time Served                                  Complex(3)
  Name, Address(1),          Held with           in          Principal Occupation(s)      Overseen by      Other Directorships
Date of Birth and Age        the Trust       Position(2)      During Past 5 Years           Trustee         Held by Trustee(4)
-----------------------    --------------    -----------    -------------------------    -------------    ----------------------
Richard W. Furst           Trustee              Since       Dean Emeritus and                 32          Director, Central Bank
Date of Birth: 9/13/38                        June 1990     Garvice D. Kincaid                            & Trust Co.; Director,
Age: 70                                                     Professor of Finance                          Central Bancshares
                                                            (Emeritus), since 2003,
                                                            Garvice D. Kincaid
                                                            Professor of Finance,
                                                            2000 - 2003, Dean and
                                                            Professor of Finance,
                                                            1981 - 2003, Gatton
                                                            College of Business and
                                                            Economics, University of
                                                            Kentucky.

Gerald L. Gherlein         Trustee              Since       Retired; Executive Vice-          32          None
Date of Birth: 2/16/38                        July 1997     President and General
Age: 71                                                     Counsel, Eaton
                                                            Corporation (global
                                                            manufacturing), 1991 -
                                                            2000.

Dale C. LaPorte            Trustee and       Since April    Retired; Senior Vice              32          Director, Invacare
Date of Birth: 1/04/42     Chairman of          2005        President and General                         Corporation
Age: 67                    the Legal                        Counsel, Invacare
                           Compliance                       Corporation (manufacturer
                           Committee                        of healthcare products),
                                                            since December 2005;
                                                            Partner, 1974 - 2005 and
                                                            Chairman of Executive
                                                            Committee, 2000 - 2004,
                                                            of Calfee, Halter &
                                                            Griswold LLP.

Kathleen Cupper Obert      Trustee              Since       Chairman and CEO, Edward          32          None
Date of Birth: 8/3/58                           August      Howard & Co. (public
Age: 51                                          2002       relations agency), since
                                                            2000.

INTERESTED TRUSTEE

John G. Abunassar(5)       Trustee,             Since       Executive Vice President,         32          None
200 Public Square,         President and      November      PNC and Chief Executive
5th Floor Cleveland,       Chief                2008        Officer, Allegiant Asset
OH 44114                   Executive                        Management Company, since
Date of Birth: 4/4/67      Officer                          June 2004; Senior
Age: 42                                                     Managing Director of
                                                            Institutional Asset
                                                            Management, Banc One
                                                            Investment Advisers,
                                                            2000 - 2003.

                                                                                           Number of
                                                                                         Portfolios in
                                              Length of                                      Fund
                            Position(s)      Time Served                                  Complex(3)
  Name, Address(1),          Held with           in          Principal Occupation(s)      Overseen by      Other Directorships
Date of Birth and Age        the Trust       Position(2)      During Past 5 Years           Trustee         Held by Trustee(4)
-----------------------    --------------    -----------    -------------------------    -------------    ----------------------
OFFICERS

Kathleen T. Barr(6)        Senior Vice          Since       Senior Vice President             N/A         N/A
200 Public Square,         President,          February     (formerly Vice
5th Floor Cleveland,       Chief                2003        President), PNC and
OH  44114                  Administrative                   Managing Director,
Date of Birth: 5/2/55      Officer and                      Allegiant Asset
Age: 54                    Chief                            Management
                           Compliance                       Group (formerly Armada
                           Officer                          Funds Group), since June
                                                            1999; Managing Director,
                                                            Allegiant Asset
                                                            Management Company
                                                            (formerly, National City
                                                            Investment Management
                                                            Company), since May 1996.

Audrey C. Talley(7)        Secretary            Since       Partner, Drinker Biddle &          N/A        N/A
One Logan Square                              February      Reath LLP, (law firm).
18th and Cherry                                 2005
Streets Philadelphia,
PA 19103-6996
Date of Birth: 11/20/53
Age: 55

John Kernan(7)             Treasurer          Treasurer     Senior Vice President              N/A        N/A
200 Public Square,         (formerly            since       (formerly Vice
5th Floor                  Assistant          May 2008;     President), PNC and
Cleveland, OH  44114       Treasurer)         Assistant     Managing Director of Fund
Date of Birth: 9/17/65                        Treasurer     Administration, Allegiant
Age: 43                                         from        Asset Management Group,
                                              February      since July 2004; Senior
                                               2005 to      Director of Fund
                                              May 2008      Administration, State
                                                            Street Bank and Trust
                                                            Company, 1998 - 2004.

Patrick Glazar(7)          Assistant          Assistant     Vice President and Senior          N/A        N/A
103 Bellevue Parkway       Treasurer          Treasurer     Director, Accounting and
Wilmington, DE 19809       (formerly            since       Administration, PNC
Date of Birth: 7/8/67      Treasurer)         May 2008;     Global Investment
Age: 42                                       Treasurer     Servicing, since
                                                from        September 2002.
                                              February
                                                2006
                                             to May 2008

                                                                                           Number of
                                                                                         Portfolios in
                                              Length of                                      Fund
                            Position(s)      Time Served                                  Complex(3)
  Name, Address(1),          Held with           in          Principal Occupation(s)      Overseen by      Other Directorships
Date of Birth and Age        the Trust       Position(2)      During Past 5 Years           Trustee         Held by Trustee(4)
-----------------------    --------------    -----------    -------------------------    -------------    ----------------------
David C. Lebisky(7)        Assistant            Since       Vice President and Senior          N/A        N/A
760 Moore Road             Secretary          February      Director, Regulatory
King of Prussia,                                2007        Administration, PNC Global
PA 19406                                                    Investment Servicing,
Date of Birth: 5/19/72                                      since January 2007; Vice
Age:  37                                                    President and Director,
                                                            PNC Global Investment
                                                            Servicing, 2002 - 2007.

(1) Each Trustee can be contacted by writing to Allegiant Funds, c/o Allegiant Funds Group, 200 Public Square, 5th Floor, Cleveland, OH 44114, Attention:
     John Kernan.

(2) Each Trustee holds office until the next meeting of shareholders at which Trustees are elected following his election or appointment and until his successor has been elected and qualified.

(3) The "Fund Complex" consists of all registered investment companies for which the Adviser or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes 31 portfolios of the Trust that are offered for sale as of the date of this SAI and the Allegiant Advantage Fund.

(4) Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., "public companies"), or other investment companies registered under the 1940 Act. In addition to the Trust, each Trustee serves as a Trustee of Allegiant Advantage Fund. Mr. Neary also serves as Chairman and Mr. Abunassar also serves as President and Chief Executive Officer of Allegiant Advantage Fund.

(5) Mr. Abunassar is considered to be an "interested person" of the Trust because (1) he is an Executive Vice President of PNC and (2) he owns shares of common stock and options to purchase common stock of PNC.

(6) Ms. Barr also serves as Senior Vice President, Chief Administrative Officer and Chief Compliance Officer of Allegiant Advantage Fund. She previously served as Assistant Treasurer and Chief Compliance Officer of the Trust and Allegiant Advantage Fund from August 2002 until February 2003.

(7) Ms. Talley, Mr. Glazar, Mr. Kernan and Mr. Lebisky also serve as Officers of Allegiant Advantage Fund in their same capacities.

          Mr. Abunassar serves as Executive Vice President of PNC, the indirect parent of the Adviser. Ms. Talley is a partner of the law firm Drinker Biddle & Reath LLP, which serves as counsel to the Trust.

BOARD COMMITTEES

          The Board of Trustees has established three committees, the Audit Committee, the Nominating Committee and the Legal Compliance Committee.

          The Audit Committee consists of all Trustees who are not "interested persons" of the Trust as defined in the 1940 Act. The Audit Committee generally oversees the Trust's accounting and financial reporting process. Among its responsibilities, the Audit Committee annually determines the engagement and compensation of the Trust's Independent Registered Public Accounting Firm, reviews and approves the audit and non-audit services performed by the Independent Registered Public Accounting Firm, evaluates the adequacy of the Trust's internal financial and disclosure controls, oversees the audit process and reviews with the auditors the scope and results of the audit of the Trust's financial statements. The Audit Committee was established on May 22, 2003 and held five formal meetings during the last fiscal year.

          The Nominating Committee includes all Trustees who are not "interested persons" of the Trust as defined in the 1940 Act. The Nominating Committee is responsible for nominating individuals who are not "interested persons" of the Trust to fill any vacancies on the Board. The Nominating Committee did not meet during the last fiscal year. The Nominating Committee's procedures provide that the Trust's security holders can submit nominees for consideration for Board vacancies by sending the nomination to the Trust's Secretary, who will submit all nominations to the Committee.

          The Legal Compliance Committee includes all Trustees who are not "interested persons" of the Trust as defined in the 1940 Act. The Legal Compliance Committee is responsible for the confidential receipt, retention and consideration of any report of evidence of a material violation of securities laws relating to the Funds or Adviser. The Legal Compliance Committee was established on May 14, 2009 and did not meet during the last fiscal year.

TRUSTEE OWNERSHIP OF FUND SHARES

          The following table shows the dollar range of shares beneficially owned by each Trustee in the Funds and the Allegiant fund family in the aggregate as of December 31, 2008.

INDEPENDENT TRUSTEES

                                             AGGREGATE DOLLAR
                                              RANGE OF EQUITY
                                             SECURITIES IN ALL
                         DOLLAR RANGE OF         PORTFOLIOS
                        EQUITY SECURITIES   OF THE FUND COMPLEX
NAME OF TRUSTEE/FUND       IN THE FUNDS     OVERSEEN BY TRUSTEE
--------------------    -----------------   -------------------
ROBERT D. NEARY                N/A             Over $100,000
DOROTHY A. BERRY               N/A           $50,001 - $100,000
KELLEY J. BRENNAN              N/A           $50,001 - $100,000
JOHN F. DURKOTT                N/A            $50,001-$100,000
RICHARD W. FURST               N/A             Over $100,000
GERALD L. GHERLEIN             N/A             Over $100,000
DALE C. LAPORTE                N/A             Over $100,000
KATHLEEN CUPPER OBERT          N/A            $10,001-$50,000

INTERESTED TRUSTEE

                                             AGGREGATE DOLLAR
                                              RANGE OF EQUITY
                                             SECURITIES IN ALL
                         DOLLAR RANGE OF         PORTFOLIOS
                        EQUITY SECURITIES   OF THE FUND COMPLEX
NAME OF TRUSTEE/FUND       IN THE FUNDS     OVERSEEN BY TRUSTEE
--------------------    -----------------   -------------------
JOHN G. ABUNASSAR              N/A             Over $100,000

CERTAIN INTERESTS OF INDEPENDENT TRUSTEES

          Mr. Durkott serves as President and Chief Executive Officer of Kittle's Home Furnishings Center, Inc. ("Kittle's"). Mr. Durkott does not have an ownership interest in Kittle's. Kittle's has a $5.5 million line of credit open with PNC Bank - Indiana, which is under common control with the Adviser. The line of credit is used for working capital purposes. The highest amount outstanding on the line of credit during the period January 1, 2006 through December 31, 2007 was not greater than $7,241,000.

          The balance outstanding as of August 1, 2008 was $4,995,000. Interest is charged at a fluctuating rate equal to PNC's prime rate or at a rate equal to LIBOR plus a margin determined in accordance with a schedule based upon Kittle's financial performance.

          Ms. Obert serves as Chairman and Chief Executive Officer and owns approximately 20% of the outstanding shares of privately held Edward Howard & Co. ("EH&C"). EH&C undertakes occasional media training, employee communications, crisis planning, marketing, publicity and corporate communications consulting services for PNC. From January 1, 2006 through December 31, 2006, EH&C earned approximately $25,000 in fees for these services. From January 1, 2007 through December 31, 2007, EH&C earned approximately $4,000 in fees for these services. EH&C expects to be engaged for similar projects by PNC from time to time at comparable fee levels.

          Mr. LaPorte serves as Senior Vice President of business development and General Counsel of Invacare Corporation ("Invacare"). Invacare has a $400 million line of credit open with a lending syndicate of eleven banks, one of which is NCB. The combined NCB and NCB Canada obligation as part of the syndicate is limited to 15% of the total value of the line of credit, or US $60 million. The line of credit is used for working capital and general corporate purposes. The highest amount outstanding on the NCB pro rata share of the credit facility during the period January 1, 2006 to December 31, 2007, based on month end balances, was $25,657,000. The NCB portion of the balance outstanding as of December 31, 2007 was $4,280,000. Interest is charged at a variable rate that may be calculated on a spread over LIBOR, Fed Funds or Prime. The spreads are determined quarterly based on Invacare's Leverage Ratio (the ratio of debt to equity of the firm). In addition, Invacare engages NCB for certain treasury management and stock transfer agency services. From January 1, 2006 through December 31, 2006, NCB earned approximately $221,133 in fees for these services, which represented approximately 0.0025% of NCB's revenues for the period. From January 1, 2007 through December 31, 2007, NCB earned approximately $57,609 in fees for these services, which represented approximately 0.0008% of NCB's revenues for the period.

BOARD COMPENSATION

          Each Trustee receives an annual fee of $45,000 plus either $4,500 for each combined Board meeting attended in person, or such amount as may be determined for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities.

          The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust and the amount paid to the Trustee under the Plan will be determined based on the performance of such investments. Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Code. Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any Trustee or pay any particular level of compensation.

          The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 2009:

                                                             Pension or                          Total
                                             Aggregate       Retirement        Estimated      Compensation
                                           Compensation   Benefits Accrued       Annual         from the
Name of                                      from the      as Part of the    Benefits Upon     Trust and
Person, Position                              Trust+       Trust's Expense     Retirement    fund Complex*
-----------------                          ------------   ----------------   -------------   -------------
INDEPENDENT TRUSTEES
Robert D. Neary,
Chairman and Trustee                          $_____             $0                $0            $_____

                                                             Pension or                          Total
                                             Aggregate       Retirement        Estimated      Compensation
                                           Compensation   Benefits Accrued       Annual         from the
Name of                                      from the      as Part of the    Benefits Upon     Trust and
Person, Position                              Trust+       Trust's Expense     Retirement    fund Complex*
-----------------                          ------------   ----------------   -------------   -------------
Dorothy A. Berry, Trustee                     $_____             $0                $0            $_____
Kelley J. Brennan, Chairman of the Audit
Committee and Trustee                         $_____             $0                $0            $_____
John F. Durkott, Trustee                      $_____             $0                $0            $_____
Richard W. Furst, Trustee                     $_____             $0                $0            $_____
Gerald L. Gherlein, Trustee                   $_____             $0                $0            $_____
Dale C. LaPorte, Trustee                      $_____             $0                $0            $_____
Kathleen Cupper Obert, Trustee                $_____             $0                $0            $_____
INTERESTED TRUSTEES
John G. Abunassar, President, CEO and
Trustee                                       $0                 $0                $0            $0

+ Including Deferred Compensation in the amount of $ accrued during the Trust's fiscal year ended May 31, 2009 for Dale C. LaPorte.

*    Each Trustee also serves as a Trustee of Allegiant Advantage Fund.

CODE OF ETHICS

          The Trust and the Adviser has adopted a code of ethics under Rule 17j-1 of the 1940 Act that: (i) establishes procedures for personnel with respect to personal investing, (ii) prohibits or restricts certain transactions that may be deemed to create a conflict of interest between personnel and the Funds, and (iii) permits personnel to invest in securities, including securities that may be purchased or held by the Funds.

SHAREHOLDER AND TRUSTEE LIABILITY

          Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

          The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the Trust estate or the conduct of any business of the Trust, nor shall any Trustee be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties as Trustee. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the Trust property for payment. With the exceptions stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he or she may be involved or with which he or she may be threatened by reason of his or her being or having been a Trustee, and that the Trustees have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a Trustee.

                ADVISORY, ADMINISTRATION, UNDERWRITING, CUSTODIAN
                     SERVICES AND TRANSFER AGENCY AGREEMENTS

ADVISORY AGREEMENTS

               The Adviser serves as investment adviser to the Funds under an Advisory Agreement dated _____, 2009 (the Advisory Agreement"). The Adviser is an indirect wholly owned subsidiary of PNC, a bank holding company and financial holding company with headquarters in Pittsburgh, Pennsylvania. The Adviser is a registered investment adviser with the SEC with approximately $25.6 billion in assets under management as of March 31, 2009. Allegiant is located at 200 Public Square, 5th Floor, Cleveland, Ohio 44114.

               For services performed under the Advisory Agreements, the Adviser receives fees as an annual percentage rate, based on average daily net assets, computed daily and paid monthly, at the percentage rates as stated in the Prospectuses. From time to time, the Adviser may voluntarily waive fees or reimburse the Trust for expenses.

               Subject to the supervision of the Trust's Board of Trustees, the Adviser provides a continuous investment program for each Fund, including investment research and management with respect to all securities and investments and cash equivalents in each Fund. The Adviser determines from time to time what securities and other investments will be purchased, retained or sold by each Fund. The Adviser provides the services under the Advisory Agreement in accordance with each Fund's investment objective, policies, and restrictions as stated in the Prospectuses and resolutions of the Trust's Board of Trustees applicable to such Fund.

               The investment adviser for the Predecessor Funds was _________, a subsidiary of ________. During the last three fiscal years, ________ was paid advisory fees, after waivers, as follows:

Predecessor Fund                                    2009   2008   2007
----------------                                    ----   ----   ----
Predecessor Diversified Real Estate Fund
Predecessor Maryland Tax Exempt Bond Fund
Predecessor Tax Exempt Limited Maturity Bond Fund

  During the last three years, the Predecessor's investment adviser waived the following fees.

Predecessor Fund                                    2009   2008   2007
----------------                                    ----   ----   ----
Predecessor Diversified Real Estate Fund
Predecessor Maryland Tax Exempt Bond Fund
Predecessor Tax Exempt Limited Maturity Bond Fund

               The Adviser places orders pursuant to their investment determinations for the respective Funds either directly with the issuer or with any broker or dealer. In selecting brokers or dealers for executing portfolio transactions, the Adviser uses their best efforts to seek on behalf of the Trust and the respective Funds the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser considers all factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the respective Funds and/or other accounts over which the Adviser or any affiliate of any of them exercises investment discretion. The Adviser is authorized, subject to the prior approval of the Board, to negotiate and pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser with respect to the accounts as to which it exercises investment discretion.

          In no instance will Fund securities be purchased from or sold to the Adviser, the Underwriter (or any other principal underwriter to the Trust) or an affiliated person of either the Trust, the Adviser, or the Underwriter (or such other principal underwriter) unless permitted by an order of the SEC or applicable rules. In executing portfolio transactions for the Fund, the Adviser may, but is not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other investment portfolios of the Trust and/or its other clients where such aggregation is not inconsistent with the policies set forth in the Trust's registration statement. In such event, the Adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and/or such other clients. The Adviser will maintain all books and records with respect to the securities transactions for the Funds and furnish to the Trust's Board of Trustees such periodic and special reports as the Board may request.

          The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties and obligations thereunder.

          Unless sooner terminated, the Advisory Agreement remains in effect for an initial period of up to two years after its approval and will continue in effect with respect to the Fund to which it relates from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund (as defined by the 1940 Act) and a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Trust or the Adviser on 60 days' written notice without penalty, and will terminate immediately in the event of its assignment, as defined in the 1940 Act.

APPROVAL OF ADVISORY AGREEMENT

          A discussion of the Board's deliberations in connection with the approval of the Advisory Agreement will be included in the Trust's Semi-Annual Report to Shareholders dated November 30, 2009.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

The following tables provide information about funds and accounts, other than the Funds, for which the Funds' portfolio managers are primarily responsible for the day-to-day portfolio management as of May 31, 2009:

                                                                                  # of Accounts
                                                    Total # of                     Managed with     Total Assets with
                                          Type of    Accounts                   Performance-Based   Performance-Based
Name of Portfolio Manager                Accounts    Managed     Total Assets      Advisory Fee       Advisory Fee
-------------------------                --------   ----------   ------------   -----------------   -----------------
DIVERSIFIED REAL ESTATE FUND
MARYLAND TAX EXEMPT BOND AND
TAX EXEMPT LIMITED MATURITY BOND FUNDS

DESCRIPTION OF COMPENSATION

          The Adviser's compensation program for investment professionals is designed to be competitive and appropriate to attract and retain industry-leading talent. The Adviser's objective is to align portfolio managers' compensation with the long-term success of its clients. As determined annually, compensation is a combination of the following: (i) fixed cash base salary; (ii) variable performance based incentive compensation; and (iii) variable discretionary incentive compensation. The overall success of the Adviser determines the total amount of incentive compensation available to investment professionals. Incentive compensation may be in the form of cash or restricted stock, which vests over a four-year period. The Adviser believes that tying awards to both long term (since inception) and shorter term (1-year) performance closely aligns its investment professionals' interests with those of its clients.

          An investment professional's variable compensation is determined through a process that evaluates quantitative and qualitative factors, however, not all factors apply to each investment professional. Among the factors considered are: pre-tax performance relative to an industry peer group defined by an independent, national consulting firm; contribution to the Adviser's team-oriented management process; revenue growth in strategies managed by a team; success of marketing/business development efforts; and client servicing.

POTENTIAL CONFLICTS OF INTEREST

          When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The side-by-side management of a Fund, separate accounts, proprietary accounts and pooled investment vehicles may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. In addition, certain trading practices, such as cross trading between a Fund and another account, raise conflicts of interest. The principal types of potential conflicts of interest that may arise are discussed below. Although the Trust and the Adviser have adopted procedures that they believe are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

     - A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering.

     - A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the portfolio manager will place the order in a manner intended to result in as favorable a price as possible for such client.

     - A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation.

     - A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

               If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, the Trust and the Adviser seek to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increases the holding in such security.

               The results of the investment activities of the Funds may differ significantly from the results achieved by the Adviser for other client accounts. The Adviser will manage the Funds and the other client accounts it manages in accordance with their respective investment objectives and guidelines. However, the Adviser may give advice, and take action, with respect to any current or future other client accounts that may compete or conflict with the advice the Adviser may give to the Funds, or may involve a different timing or nature of action than with respect to the Funds.

               Transactions undertaken by the Adviser for other client accounts may adversely impact the Funds. The Adviser on behalf of one or more other client accounts may buy or sell positions while the Funds are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Funds. For example, a Fund may buy a security and the Adviser, on behalf of its other client accounts, may establish a short position in that same security. The subsequent short sale may result in impairment of the price of the security which the Fund holds. Conversely, the Fund may establish a short position in a security and the Adviser, on behalf of its other client accounts, may buy that same security. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the Fund and such increase in price would be to the Fund's detriment. Conflicts may also arise because portfolio decisions regarding a Fund may benefit other client accounts of the Adviser. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) the other client accounts of the Adviser, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) the other client accounts of the Adviser.

               The Funds have not offered shares to the public as of the date of this SAI and, accordingly, the Funds' portfolio managers do not own shares of the Funds as of that date. The dollar range of equity ownership by the portfolio managers of the Predecessor Funds' shares as of May 31, 2009 was as follows:

DIVERSIFIED REAL ESTATE FUND
_________________                       $_______

MARYLAND TAX EXEMPT BOND FUND
_________________                       $_______
_________________                       $_______

TAX EXEMPT LIMITED MATURITY BOND FUND
_________________                       $_______
_________________                       $_______

PROXY VOTING POLICIES AND PROCEDURES

               The Trust is required to disclose information concerning the Funds' proxy voting policies and procedures to shareholders. The Board of Trustees has delegated to the Adviser responsibility for implementing decisions regarding proxy voting for securities held by each Fund. The Adviser will vote such proxies in accordance with the proxy policies and procedures, which have been reviewed by the Board of Trustees and adopted by the Trust, and which are found in Appendix C. Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees for approval. Information regarding how the Predecessor Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year is available (1) without charge, upon request by calling 1-800-622-FUND (3863) and (2) on the SEC's website at http://www.sec.gov.

ADMINISTRATION AND ACCOUNTING SERVICES

               The Trust has entered into a Restated Co-Administration and Accounting Services Agreement dated February 26, 2009 (the "Co-Administration Agreement") with PNC Global Investment Servicing and the Adviser (together with PNC Global Investment Servicing, the "Co-Administrators"), pursuant to which PNC Global Investment Servicing and the Adviser have agreed to serve as Co-Administrators to the Trust. This agreement superseded a prior agreement with PNC Global Investment Servicing and National City Bank dated September 1, 2006.

               The Co-Administrators provide a wide variety of accounting, shareholder and administrative services to the Trust under the Co-Administration Agreement. The Co-Administration Agreement provides that the Co-Administrators shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Co-Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Co-Administrators in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. The Co-Administration Agreement also provides that it creates no joint and/or several liability among the Co-Administrators with respect to any loss arising out of services provided by a specific Co-Administrator.

               PNC Global Investment Servicing is a wholly owned subsidiary of PNC. The Adviser is an indirect wholly owned subsidiary of PNC.

               Under the Co-Administration Agreement, the Co-Administrators are entitled to receive administration fees with respect to the Funds, computed daily and paid monthly, at annual rates based on the average daily net assets of the Funds.

UNDERWRITER

               The Underwriter acts as principal underwriter for the Funds' shares pursuant to its Distribution Agreement with the Trust. The Underwriter has its principal business office at 760 Moore Road, King of Prussia, Pennsylvania, 19406. Shares are sold on a continuous basis. The Underwriter will use all reasonable efforts in connection with distribution of shares of the Trust.

               Unless otherwise terminated, the Distribution Agreement between the Trust and the Underwriter continues in force and renews annually, provided that such annual renewal is approved by (i) either the vote of a majority of the Trustees of the Trust, or the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of those Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party ("Qualified Trustees"), cast in person at a meeting called for the purpose of voting on the approval. The Distribution Agreement shall automatically terminate in the event of its assignment. In addition, the Distribution Agreement may at any time be terminated by the Underwriter, by a vote of a majority of Qualified Trustees or by vote of a majority of the outstanding voting securities of the Trust upon not less than sixty days prior written notice to the other party.

               The Funds had not commenced operations prior to the date of this SAI, and therefore the Underwriter did not receive any commissions on sales of Class A and Class C Shares of the Funds.

DISTRIBUTION PLANS AND RELATED AGREEMENT

               Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution Plan for Class A and Class I Shares (the "A and I Shares Plan") and a Distribution Plan for Class C Shares (the "C Shares Plan") (collectively, the "Plans") which permit the Trust to bear certain expenses in connection with the distribution of Class I Shares and Class A Shares and Class C Shares respectively. As required by Rule 12b-1, the Trust's Plans and any related agreements have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the Trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Plans or any agreement relating to the Plans (the "Disinterested Trustees"), by vote cast in person at a meeting called for the purpose of voting on the Plans and related agreements. In compliance with the Rule, the Trustees requested and evaluated information they thought necessary to an informed determination of whether the Plans and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plans and related agreements will benefit the Trust and its shareholders. For instance, asset growth resulting from the Plan can be expected to benefit Trust shareholders through the realization of economies of scale and potentially lower expense levels.

               Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a Fund (in the Trust's case, the Underwriter) provide for the Trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.

               Any change in the Plans that would materially increase the distribution expenses of a class would require approval by the shareholders of such class, but otherwise, the Plans may be amended by the Trustees, including a majority of the Disinterested Trustees who do not have any direct or indirect financial interest in the Plans or related agreements. The Plans and related agreements may be terminated as to a particular Fund or class by a vote of the Trust's Disinterested Trustees or by vote of the shareholders of the Fund or class in question, on not more than 60 days' written notice. The selection and nomination of Disinterested Trustees has been committed to the discretion of such Disinterested Trustees as required by the Rule.

               The A and I Shares Plan provides that each Fund will reimburse the Underwriter for distribution expenses related to the distribution of Class A Shares and Class I Shares in an amount not to exceed 0.10% per annum of the average aggregate net assets of such shares. Costs and expenses reimbursable under the A and I Shares Plan are (a) direct and indirect costs and expenses incurred in connection with the advertising and marketing of a Fund's Class A Shares and Class I Shares, including but not limited to any advertising or marketing via radio, television, newspapers, magazines, or direct mail solicitation, and (b) direct and indirect costs and expenses incurred in preparing, printing and distributing a Fund's prospectus for such shares (except those used for regulatory purposes or for distribution to existing shareholders) and in implementing and operating the A and I Shares Plan.

               The C Shares Plan provides that the Funds may compensate the Underwriter from Class C Share assets for distribution of Class C Shares in an amount not to exceed 0.75% per annum of the average daily net assets of such shares. Payments to the Underwriter under the C Shares Plan are to be used by the Underwriter to cover expenses and activities primarily intended to result in the sale of a Fund's Class C Shares, respectively. Such expenses and activities may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by the Underwriter in advertising and marketing Class C Shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing Prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisers, accountants, and estate planning firms (each a "Distribution Organization") with respect to a Fund's Class C Shares beneficially owned by customers for whom the Distribution Organization is the dealer of record or holder of record of such Class C Shares; (e) the direct or indirect cost of financing the payments or expenses included in (a) and (d) above; or (f) for such other services as may be construed, by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder. The Funds had not commenced operations prior to the date of this SAI, and therefore the Underwriter did not receive any commissions on sales of Class A and Class C Shares of the Funds.

               The Adviser, its affiliates or the Funds' Underwriter may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are in addition to any sales charges, 12b-1 fees and/or shareholder services fees paid by the Funds. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list or in other sales programs, as consistent with applicable rules of the SEC and National Association of Securities Dealers. These payments sometimes are referred to as "revenue sharing." In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the Funds to you, subject to their suitability as an investment option. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of the Funds' shares or the provision of services to the Funds.

               From time to time, the Adviser or the Funds' Underwriter also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts, occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

               The Predecessor Funds had adopted a Distribution and Services Plans pursuant to Rule 12b-1 under the 1940 Act with respect to Class A and Class C Shares. The following table shows the payments that the Predecessor Funds made pursuant to the Plans, for the last fiscal year.

Predecessor Fund                                    2009
----------------                                    ----
Predecessor Diversified Real Estate Fund
Predecessor Maryland Tax Exempt Bond Fund
Predecessor Tax Exempt Limited Maturity Bond Fund

CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS

               PFPC Trust Company, with offices at, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian (the "Custodian") to the Trust pursuant to a Custodian Services Agreement dated February 21, 2006. The

Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

               PNC Global Investment Servicing, in its role as transfer agent, is located at 760 Moore Road, King of Prussia, PA 19406 and provides transfer agency and dividend disbursing agent services for the Funds pursuant to a Transfer Agency and Service Agreement dated June 10, 2006. As part of these services, PNC Global Investment Servicing maintains records pertaining to the sale, redemption, and transfer of Fund shares and distributes each Fund's cash distributions to shareholders.

                            SHAREHOLDER SERVICES PLAN

               The Trust has implemented a Shareholder Services Plan with respect to Class A Shares and Class C Shares (the "Services Plan") pursuant to which the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of a Fund's Class A Shares or Class C Shares in consideration for payments for such services. The Services Plan provides for the payment (on an annualized basis) of up to 0.25% of the NAV attributable to each Fund's Class A Shares or Class C Shares held by a financial institution's customers.

               Services under the Services Plan may include:

               (i) aggregating and processing purchase and redemption requests from customers;

               (ii) providing customers with a service that invests the assets of their accounts in Class A Shares or Class C Shares;

               (iii) processing dividend payments from the Funds;

               (iv) providing information periodically to customers showing their position in Class A Shares or Class C Shares;

               (v)  arranging for bank wires;

               (vi) responding to customer inquiries relating to the services performed with respect to Class A Shares or Class C Shares beneficially owned by customers;

               (vii) providing subaccounting for customers or providing
                    information to the transfer agent for subaccounting;

               (viii) forwarding shareholder communications; and

               (ix) other similar services requested by the Trust.

               Agreements between the Trust and financial institutions will be terminable, without penalty, at any time by the Trust.

                             PORTFOLIO TRANSACTIONS

               Pursuant to the Advisory Agreement, the Adviser is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Funds. The Adviser purchases portfolio securities either directly from the issuer or from an underwriter or broker and/or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

               While the Adviser generally seeks competitive spreads or commissions, they may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreement, pursuant to
Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Such research services may include research reports on companies, industries and securities; economic and financial data; financial publications; computer databases; quotation equipment and services; and research oriented computer hardware, software and other services. Nevertheless, research services are only one of many factors considered in selecting broker-dealers. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Funds and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Funds.

               Portfolio securities will not be purchased from or sold to the Trust's Adviser, Underwriter, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, a Fund will not give preference to the Adviser's affiliates with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

               The Funds may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers.

               The Adviser has agreed to maintain a policy and practice of conducting its investment management activities independently of the respective commercial departments of all of the Adviser's affiliates. In making investment decisions for the Funds, the Adviser's personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Funds' accounts are customers of the commercial departments of any of the Adviser's affiliates.

               Investment decisions for a Fund are made independently from those for the other Funds and for other investment companies and accounts advised or managed by the Adviser. Such other Funds, investment companies and accounts may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or advisory clients.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

               _______________, Independent Registered Public Accounting Firm, with offices at ________________________________________, serve as the
Independent Registered Public Accounting Firm for the Funds. The financial highlights for the Predecessor Funds included in the Prospectuses and the financial statements for the Predecessor Funds contained in the May 31, 2009 Annual Report are incorporated by reference into this SAI and were audited by
__________.

                                     COUNSEL

               Drinker Biddle & Reath LLP (of which Ms. Talley, Secretary of the Trust, is a partner), with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, is counsel to the Trust and will pass upon the legality of the shares offered hereby.

                             PERFORMANCE INFORMATION

YIELD FOR THE TAX EXEMPT BOND FUNDS

               A Fund's "yield" is calculated by dividing the Fund's net investment income per share earned during a 30-day period (or another period permitted by the rules of the SEC) by the NAV per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                        Yield = 2 [([(a-b)/cd] + 1)(6) - 1]

          Where:  a =   dividends and interest earned during the period.

                  b =   expenses accrued for the period (net of reimbursements).

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                  d = maximum offering price per share on the last day of the period.

               The Tax Exempt Bond Funds calculate interest earned on debt obligations held in their portfolios by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the Fund. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased by a Fund at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

               Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

               Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the NAV per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. For applicable sales charges, see "Sales Charges - Front-End Sales Charges - Class A Shares" and "Sales Charges - Contingent Deferred Sales Charges -Class C Shares" in the Prospectuses.

               The "tax-equivalent yield" is computed by dividing the portion of a Fund's yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate and adding that figure to that portion, if any, of the Fund's yield that is not exempt from federal income tax.

TOTAL RETURN

Each Fund computes its "average annual total return (before taxes)" by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                             T = [(ERV / P)(1/n) - 1]

          Where:  T =    average annual total return

                  ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

                  P =    hypothetical initial payment of $1,000

                  n = period covered by the computation, expressed in terms of years

               Each Fund computes its aggregate total returns (before taxes) by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                 T = (ERV/P) - 1

               The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Fund's mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable "P" in the formula). The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of any contingent deferred sales charges and other nonrecurring charges at the end of the measuring period covered by the computation.

               "Average annual total return (after taxes on distributions)" and "average annual total return (after taxes on distributions and redemptions)" for each Fund (other than the Money Market Funds) are included in the Prospectuses.

               "Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at NAV on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards: (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

               "Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at NAV on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards: (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels; (ii) the impact of the federal alternative minimum tax; and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

PERFORMANCE REPORTING

               From time to time the performance of the Funds may be quoted in advertisements and various financial publications.

               The performance of the Funds will fluctuate and any quotation of performance should not be considered as representative of the future performance of the Funds. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance data are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any additional fees charged by institutions with respect to accounts of customers that have invested in shares of a Fund will not be included in performance calculations.

                                  MISCELLANEOUS

               The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations.

               As used in this SAI, a "vote of the holders of a majority of the outstanding shares" of the Trust or a particular investment fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) 50% or more of the outstanding shares of the Trust or such fund or
(b) 67% or more of the shares of the Trust or such fund present at a meeting if more than 50% of the outstanding shares of the Trust or such fund are represented at the meeting in person or by proxy.

               The assets belonging to a Fund include the consideration received by the Trust upon the issuance of shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to the Fund. In determining a Fund's NAV, assets belonging to a Fund are charged with the liabilities with respect to that Fund.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

     A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

     "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - The obligor's capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

     "A-3" - Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Ratings of "B1", "B-2" and "B-3" may be assigned to indicate finer distinction within the "B" category.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     Moody's Investors Service ("Moody's") short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

     Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

     "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

     "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

     Fitch, Inc. / Fitch Ratings Ltd. ("Fitch") short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

     "NR" - This designation indicates that Fitch does not publicly rate the associated issue or issuer.

     "WD" - This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

     The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

     "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

     "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits by only a small degree. Given the extremely tough definition DBRS has established for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

     "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

     "R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the "R-1 (low)" category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

     "R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. Relative to the "R-2 (high)" category, entities rated "R-2 (middle)" typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

     "R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an "R-2 (middle)" credit. However, "R-2
(low)" ratings still display a level of credit strength that allows for a higher rating than the "R-3" category, with this distinction often reflecting the issuer's liquidity profile.

     "R-3" - Short-term debt rated "R-3" is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

     "R-4" - Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

     "R-5" - Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

     "D" - A security rated "D" implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

LONG-TERM CREDIT RATINGS

     The following summarizes the ratings used by Standard & Poor's for long-term issues:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

     "NR" - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

     Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     The following summarizes the ratings used by Moody's for long-term debt:

     "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

     "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

     "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

     "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

     "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

     "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

     "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

     "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

     "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

     Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

     The following summarizes long-term ratings used by Fitch:

     "AAA" - Securities considered to be of the highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     "AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Securities considered to be of high credit quality. "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Securities considered to be of good credit quality. "BBB" ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     "BB" - Securities considered to be speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Securities considered to be highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     "RD" - Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

     "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

     Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".

     "NR" indicates that Fitch does not publicly rate the associated issue or issuer.

     The following summarizes the ratings used by DBRS for long-term debt:

     "AAA" - Long-term debt rated "AAA" is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a "AAA" rating.

     "AA" - Long-term debt rated "AA" is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated "AAA" only to a small degree. Given the extremely restrictive definition DBRS has for the "AAA" category, entities rated "AA" are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

     "A" - Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of "AA" rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

     "BBB" - Long-term debt rated "BBB" is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

     "BB" - Long-term debt rated "BB" is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession.

Entities in the "BB" range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

     "B" - Long-term debt rated "B" is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

     "CCC", CC" and "C" - Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated "B." Long-term debt rated below "B" often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with "CC" and "C" normally used for lower ranking debt of companies for which the senior debt is rated in the "CCC" to "B" range.

     "D" - A security rated "D" implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

     ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.

MUNICIPAL NOTE RATINGS

     A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

     - Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

     Note rating symbols are as follows:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

     "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

     In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

     When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

     VMIG rating expirations are a function of each issue's specific structural or credit features.

     "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

                                   APPENDIX B

                        DESCRIPTION OF FUTURES CONTRACTS

               Each Equity Fund (the "Funds") may enter into certain futures transactions and options for hedging purposes or, as described in the Statement of Additional Information ("SAI"), to seek to increase total return. Such transactions are described in this Appendix.

INTEREST RATE FUTURES CONTRACTS

               USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

               The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

               DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

               Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

               Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. These exchanges may be either designated by the Commodity Futures Trading Commission ("CFTC") as a contract market or registered with the CFTC as a derivatives transaction execution facility ("DTEF"). The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. Interest rate futures also may be traded on electronic trading facilities or over-the-counter. These various trading facilities are licensed and/or regulated to varying degrees by the CFTC.

          A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

          EXAMPLE OF FUTURES CONTRACT SALE. The Fund may engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The Adviser wants to fix the current market value of this Fund security until some point in the future. Assume the Fund security has a market value of 100, and the Adviser believes that because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for a equivalent of
98. If the market value of the Fund security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

          In that case, the five point loss in the market value of the Fund security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

          The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the Fund securities, including the Fund security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

          If interest rate levels did not change, the Fund in the above example might incur a loss (which might be reduced by a offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

          EXAMPLE OF FUTURES CONTRACT PURCHASE. The Fund may engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

          For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

          The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

          If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the Fund, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

INDEX AND SECURITY FUTURES CONTRACTS

          GENERAL. A bond or stock index assigns relative values to the bonds or stocks included in the index which fluctuates with changes in the market values of the bonds or stocks included. Some stock index futures contracts are based on broad market indexes, such as the S&P 500 Index or the New York Stock Exchange Composite Index. In contrast, certain futures contracts relate to narrower market indexes or indexes based on an industry or market segment, such as oil and gas stocks. Since 2001, trading has been permitted in futures based on a single stock and on narrow-based security indexes (as defined in the Commodity Futures Modernization Act of 2000) (together "security futures;" broader-based index futures are referred to as "index futures").

          Some futures contracts are traded on organized exchanges regulated by the CFTC. These exchanges may be either designated by the CFTC as a contract market or registered with the CFTC as a DTEF. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. Futures contracts also may be traded on electronic trading facilities or over-the-counter. These various trading facilities are licensed and/or regulated to varying degrees by the CFTC.

          The Fund may sell index futures and security futures contracts in order to offset a decrease in market value of its fund securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its fund as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase index futures and security futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

          In addition, the Fund may utilize index futures and security futures contracts in anticipation of changes in the composition of its fund holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the fund will decline prior to the time of sale.

          As described in the SAI, a Fund may use futures for non-hedging (speculative) purposes to increase total return.

MARGIN PAYMENTS

          Unlike purchase or sales of fund securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian or a subcustodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the

Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

          There are several risks in connection with the use of futures by the Fund, even if the futures are used for hedging (non-speculative) purposes. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser.

          Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

          Positions in futures may be closed out only on a board of trade or other trading facility which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge fund securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

          Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Successful use of futures by the Fund is also subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

          The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

OTHER MATTERS

          Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                       ALLEGIANT ASSET MANAGEMENT COMPANY

                SECTION 401.6 PROXY VOTING POLICY AND PROCEDURES

                                 March 13, 2009

The purpose of these proxy voting policy and procedures is to ensure that Allegiant Asset Management Company ("Allegiant") and the subsidiary banks of PNC Financial Services Group, Inc. (the "Banks") fulfill their responsibility to their clients in connection with the voting of proxies. Allegiant and the Banks view the voting of proxies as an integral part of their investment management responsibility. The general principle of this Proxy Voting Policy is to vote any beneficial interest in an equity security prudently and solely in the best long-term economic interest of the advisory clients and their beneficiaries considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

NEW ACCOUNT PROCEDURES

Allegiant's standard Investment Management Agreement conveys the authority to vote proxies to Allegiant. When the agreement states that the client has delegated proxy-voting authority to Allegiant, Allegiant will vote such proxies in accordance with this Proxy Voting Policy. In the event the client makes a written request that Allegiant vote in accordance with such client's proxy voting policy and provides this proxy voting policy to Allegiant, Allegiant will vote as instructed. In the event a contract is silent on the matter, Allegiant should get written confirmation from such client as to its preference, where possible. Allegiant will assume proxy voting responsibilities in those situations where the contract is silent and the client has provided no further instructions as to its preferences.

PROXY HANDLING PROCEDURES

With respect to those proxies for which Allegiant and any of the Banks have authority to vote, such votes will be determined by a proxy voting committee (the "Committee"). This Committee will consist of the members of the Institutional Asset Management Trust Investment Policy Committee ("TIPC"). The Committee shall be appointed by the Boards of Directors of the Banks. The same fiduciary standards apply to both the Banks and Allegiant with respect to proxy voting, therefore, it is appropriate that the Committee determine how to vote proxies for the clients of both Allegiant and the Banks.

The Committee will meet no less frequently than monthly (unless otherwise agreed) to discuss the proxy votes for upcoming shareholders meetings. So long as a quorum is present, such meetings may take place in person, via email consent and/or via telephone conference call. Notice given shall be reasonable under the circumstances. The Committee may also determine proxy votes by written consent of all members.

The Committee will appoint one or more Proxy Administrators, each of whom shall be an officer of Allegiant, to assist in the administration of proxy material and record the minutes of the Committee meeting. Allegiant and the Banks are authorized to engage the services of a proxy voting service (the "Service") to assist the Committee in the voting, research, and record-keeping associated with its proxy voting responsibilities.

The Committee delegates to the Proxy Administrators the duty to review the proxy issues and the Service's recommendations with respect to such issues. "Routine Matters" are those issues in the proxy statement for which the Service recommends that such proxy be voted in accordance with the proxy voting guidelines attached hereto as EXHIBIT A (the "Guidelines"). "Non-routine Matters" are those issues in the proxy statement for which the Guidelines are silent, or for which the Service's recommendation is not to vote in accordance with the Guidelines. The Committee may also designate a Routine Matter as a Non-routine Matter.

The Proxy Administrators are responsible for reviewing each proxy issue prior to the Committee's monthly meeting. The Proxy Administrators are also responsible for ensuring that all proxies for which the Committee has authority to vote are voted, and that such votes were cast in accordance with the Committee's instructions.

(1) AUTHORITY TO VOTE PROXIES

The Committee adopts the Guidelines, attached hereto as EXHIBIT A, and authorizes the Service to act as its voting agent. As a general matter, the Committee will instruct the Service to vote all Routine Matters in accordance with the Guidelines. Non-routine Matters will be voted in accordance with the instructions of the Committee. The Committee will decide Non-routine Matters by majority vote of the committee members present, but only in the event a quorum is in attendance. The Committee reserves the right, in all circumstances, not to vote in accordance with such Guidelines if the Committee determines that the vote recommended and/or cast is not in the best interests of the clients. The Committee remains solely responsible for determining how to vote each proxy.

In the event that Allegiant or any of the subsidiary banks of PNC Financial Services Group, Inc. have contractually agreed to vote proxies on behalf of a client in accordance with the client's proxy voting guidelines, the client guidelines will be followed.

The Committee will document the rationale for its vote in its minutes for all Non-routine Matters. The Proxy Administrators will maintain a record of the proxy voting decisions made by the Committee.

For Non-routine Matters, the Committee will determine how to vote such proxy by considering a number of factors, including, but not limited to:

-    Publicly available information

-    Research provided by the Service

-    Industry practices

-    Any special circumstances relating to the company

-    Advice from portfolio managers or investment professionals

-    Advice from legal counsel

-    Market conditions

-    Industry trends

Ultimately, any such decision must be made based on a determination that the vote being cast will be in the best interests of the shareholders. In the event that the cost of voting certain proxy issues outweighs the benefits, the Committee is not required to vote such proxies. Such situations include, but are not limited to, the following:

- the proxy is written in a language other than English and no translation has been provided;

-    the proxy require overseas travel in order to vote; or

- securities on loan must be recalled in order to vote and either the vote relates to a routine matter or the amount of securities on loan are DE MINIMUS when compared to the company's total outstanding shares.

(2) CONFLICTS OF INTEREST

A conflict of interest occurs when the interests of PNC Financial Services Group, Inc., its affiliates, and the interests of their employees, officers and directors, interfere in any way with the interests of their clients. The Committee is committed to avoiding all situations that might lead to a real or apparent material conflict between (i) the interests of PNC Financial Services Group, Inc., its affiliates, the interest of their employees, officers and directors, and (ii) the Committee's proxy voting responsibilities. Any position or interest, financial or otherwise, which could materially conflict with the Committee's responsibilities to vote proxies, or which affects or could reasonably be expected to affect the Committee's independence or judgment concerning how to vote proxies that the Committee has the discretion to vote, would be considered a conflict of interest. A material conflict of interest may also arise between the self interest of a committee member and his or her duties and responsibilities as a member of the Committee. This policy and procedures are meant to prevent material conflicts of interests from affecting the manner in which the Committee votes proxies.

IDENTIFICATION OF CONFLICTS OF INTEREST: It is acknowledged that the Allegiant and the Banks have publicly-traded affiliates, and proxies required to be voted with respect to such affiliates shall be voted in accordance with the Guidelines with respect to all Routine Matters. With respect to investment company clients, conflicts may arise involving investment adviser or the underwriter. In such cases we will follow the Guidelines described herein, including the procedures for handling conflicts of interest.

In the event that the Committee as a whole determines that it may have a material conflict of interest with respect to a Non-routine Matter, the Committee may vote such matter in accordance with the recommendation of the Service.

Any attempt by any employee, officer, or director of PNC Financial Services Group, Inc. or its affiliates to influence the Committee or any of its members in determining how to vote on a particular issue shall be reported in writing to the Committee. Any such action shall be considered a breach of PNC's Code of Ethics and shall be reported by the Committee to the Manager of Regulatory Risk Management for PNC Financial Services Group, Inc..

The Committee and each of its members have a responsibility to avoid material conflicts of interest, or the appearance of any conflicts of interest. A Committee member may recuse himself or herself from the Committee's consideration of a particular proxy issue in the event that member has determined that he or she may have a conflict of interest either personally or professionally that would impair his or her independence or judgment in deciding how to vote. The Committee may also exclude a Committee member from voting on a particular issue or issues if the Committee determines that the member has or may have a conflict of interest that would affect his or her ability to vote the proxy in the best interests of the client. Such exclusion may only take place if two-thirds of the Committee members present at such meeting, except the one for whom exclusion is being requested, agree to exclude such member.

The Committee may determine, in its discretion, whether additional action is necessary to determine whether committee members may have conflicts of interests, personal or professional, that would affect their ability to vote proxies in the best interest of the clients. The Committee may also take action it deems necessary to determine whether there is a real or apparent material conflict between (i) the interests of PNC Financial Services Group, Inc., its affiliates, the interest of their employees, officers and directors and (ii) the Committee's proxy-voting responsibilities. This may include requesting that employees and officers of PNC Financial Services Group, Inc. and its affiliated entities answer questions designed to elicit whether a material conflict of interest may exist.

Materiality: When determining whether a conflict is material, the Committee may take into account financial considerations. For example, when the Committee is asked to vote on an issue with respect to a publicly-traded company for which an affiliate of Allegiant provides services, the affiliate's relationship may be considered material if the revenue generated by such relationship exceeds 1% of that affiliate's annual revenue.

(3) REVIEW OF POLICY

This policy shall be reviewed, updated and approved by the Committee on an annual basis to ensure that it remains in compliance with its fiduciary responsibilities, and the rules and regulations of the Securities and Exchange Commission and the Office of the Comptroller of the Currency.

RECORDKEEPING

The Proxy Administrators will retain for such time periods set forth in the SEC Rule 206(4)-6, promulgated under the Advisers Act:

     (1)  A copy of this proxy voting policy and procedures

     (2)  All proxy statements regarding client securities

     (3)  All records of votes cast on behalf of clients

     (4)  All records of client requests for proxy voting information

     (5) All minutes of TIPC setting forth the basis for any proxy voting decision, and any other documents prepared on behalf of TIPC material to a proxy voting decision.

Any client requests for copies of the proxy voting policy and procedures shall be directed to the Proxy Administrators, and shall be provided to any such client within a reasonable amount of time.

PROCEDURE FOR VERIFYING INDEPENDENCE OF PROXY VOTING SERVICE

The purpose of this procedure is to ensure that Allegiant has taken reasonable steps to verify that its unaffiliated proxy voting service is independent of Allegiant. Generally, this procedure is aimed at determining whether the proxy-voting firm Allegiant has engaged (a) has the capacity and competency to adequately analyze proxy issues, and (b) can make such recommendations in an impartial manner and in the best interests of Allegiant's clients.

On an annual basis, the Proxy Voting Administrators shall request from the proxy voting service engaged by Allegiant (the "Service") the following items:

          - A copy of the Service's written policies and procedures in place to guard against any conflicts of interest;

          - A copy of the SAS 701(1) prepared by an independent public accounting firm regarding the Service.

On an annual basis, the Proxy Voting Administrators should also require representatives of the Service to address, in person, the efficacy of its proxy voting process and the integrity of its proxy voting recommendations. The Proxy Voting Administrators should also request from the Service a representation that each time it makes a voting recommendation, it faces no conflict of interest with respect to that vote.

In circumstances where the Service receives compensation from an issuer for advice on corporate governance issues, Allegiant requires that the Service disclose any relevant facts concerning the firm's relationship with the issuer when recommending how to vote proxies solicited by that issuer.

Allegiant bases its votes on a pre-established set of policy guidelines and on the recommendations of an independent third party; namely, RiskMetrics Group
(RMG). RMG makes its recommendations based on its independent, objective analysis of the economic interests of shareholders. This process ensures that our fund votes

----------
(1) A SAS 70 examination signifies that a service organization has had its controls and security procedures objectives and control activities examined by an independent accounting and auditing firm.

in the best interests of our fund shareholders, and it insulates our voting decisions from any potential conflicts of interest.

The Proxy Administrators will retain for five years the following items:

     1. Copies of the Service's policy and procedures regarding conflicts of interest;

     2.   The Service's SAS 70.

                                    EXHIBIT A
                       ALLEGIANT ASSET MANAGEMENT COMPANY
                         SUMMARY PROXY VOTING GUIDELINES
                             Amended March ___ 2009
              Approved by the Board of Trustees of Allegiant Funds
                   and Allegiant Advantage Fund March ____ 2009

1. OPERATIONAL ISSUES

The Committee recommends voting FOR matters such as the following, as long as the Committee considers the proposals to be reasonable by industry standards and not for the purpose of management entrenchment:

     -    Election of Directors in a non-contested election

     -    Ratifying Auditors

     -    Increasing or decreasing amounts of authorized stock

     -    Changing terms of authorized stock

     -    Company name changes

     -    Stock splits

     -    Changing size of board

     -    Opting into or out of optional provisions of state corporation laws

     -    Changing annual meeting date or location

     -    Changing state of incorporation

     - Changing bylaws or charter that are of a housekeeping nature (updates or corrections).

     - Allowing shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

The Committee recommends generally voting AGAINST matters such as the following:

     - Reducing quorum requirements for shareholder meetings below a majority of the shares outstanding absent a compelling reason.

     - Shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable

     - Approving "other business" when it appears as voting item, when no further details are provided.

2. BOARD OF DIRECTORS

VOTING, BOARD COMPOSITION AND CONTROL ISSUES

The Committee favors the following resolutions, as long as the proposal is reasonable by industry standards, that: (i) improve shareholder democracy; (ii) reduce the likelihood of management entrenchment or conflict-of-interest; or
(iii) are likely to make management more responsive to the concerns of institutional shareholders. Therefore:

The Committee recommends a vote FOR:

     -    Confidential voting

     -    Independent Audit Committees

     -    Independent Nominating Committees

     -    Independent Compensation Committees

     -    Auditors at annual meetings

     -    Requiring information on proponents of shareholder resolutions

     -    Fixing the board size or designating a range for the board size

     -    Repealing classified boards and electing all directors annually

     - Creation of "declawed" blank check preferred stock (stock that cannot be used as a takeover defense)

     - Creation of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

     - Creation of a new class of nonvoting or subvoting common stock if: (i) it is intended for financing purposes with minimal or no dilution to current shareholders and (ii) it is not designed to preserve the voting power of an insider or significant shareholder

     -    Reduction of the par value of common stock

     - Implementing a reverse stock split when the number of authorized shares will be proportionately reduced

     -    Implementing a reverse stock split to avoid delisting

     - Instituting open-market share repurchase plans in which all shareholders may participate on equal terms

     - Increasing the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as considered reasonable in the opinion of the Committee

     - Proposals requiring shareholder approval before extinguishing poison pills.

     - Shareholder proposals asking that any future poison pill be put to a shareholder vote.*

     -    Proposals to lower supermajority voting requirements.

     -    Management proposals requiring a majority for election of directors**.

* Management proposals to ratify a poison pill should be considered by the Committee on a case-by-case basis.

** Shareholder proposals requiring a majority for election of directors should be considered by the Committee on a case-by-case basis.

The Committee recommends a vote AGAINST:

     -    Blank check preferred stock

     -    Classifying the board

     - "Fair Price" provisions requiring greater than a majority vote of all shares

     -    Greenmail

     -    Preemptive rights

     -    Proposals requiring supermajority voting

     -    Proposals to eliminate cumulative voting*

     - Shareholder Advisory Committees, or other attempts to involve shareholders or other constituencies directly in board decision making Targeted share placements (PLACING BLOCKS OF SECURITIES WITH FRIENDLY THIRD PARTIES)

     -    Limiting shareholders' right to act by written consent

     -    Proposals giving shareholders the right to call special meetings

     -    Requiring inclusion of abstentions in voting results

     -    Repricing of "underwater" options

     - Shareholder proposals to impose a mandatory retirement age for outside directors.

* The Committee should consider a vote against cumulative voting if a company has a strong record of recognizing shareholder rights, or when a shareholder proposal is made by an entity which is likely to be counterproductive to shareholder value.

The Committee recommends voting AS RECOMMENDED BY MANAGEMENT on:

     - Required representation of specific gender, race, or interest groups on board

     -    Age or term limits for directors

     - Proposals for the same person to hold both Chairman and CEO positions and proposals to separate the Chairman and CEO positions.

     - Shareholder requests for changes in voting requirements not otherwise covered in these guidelines

With respect to specific issues relating to director and officer indemnification and liability protection, the Committee recommends voting as follows:

The Committee recommends voting FOR

     - Restoring shareholder ability to remove directors with or without cause.

     -    Permitting shareholders to elect directors to fill board vacancies.

     -    Requiring that a majority or more of directors be independent.

The Committee recommends voting AGAINST:

     - Eliminating entirely directors' and officers' liability for monetary damages for violating the duty of care.

     -    Shareholder proposals requiring two candidates per board seat.

     - Allowing only continuing directors may elect replacements to fill board vacancies.

     -    Proposals that directors may be removed only for cause.

     -    Shareholder proposals to limit the tenure of outside directors.

     - Mandating a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board

3. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS

The Committee recommends voting FOR proposals to restore, or provide shareholders with, rights of appraisal.

4. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

The Committee recommends voting FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

The Committee recommends voting FOR proposals to restore voting rights to the control shares.

The Committee recommends voting AGAINST proposals to amend the charter to include control share acquisition provisions.

CONTROL SHARE CASHOUT PROVISIONS

The Committee recommends voting FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

The Committee recommends voting FOR proposals to restore voting rights to the control shares.

The Committee recommends voting AGAINST proposals to amend the charter to include control share acquisition provisions.

DISGORGEMENT PROVISIONS

The Committee recommends voting FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

Generally, the Committee recommends voting AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS

The Committee recommends voting FOR proposals to opt out of state freezeout provisions.

STAKEHOLDER PROVISIONS

The Committee recommends voting AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

5. EXECUTIVE AND DIRECTOR COMPENSATION

The Committee generally favors compensation programs that relate management compensation to long-term performance.

As long as the Committee considers them to be reasonable by industry standards and have been approved by a compensation committee composed of independent directors, the Committee recommends voting AS RECOMMENDED BY MANAGEMENT on:

     -    Stock option plans

     -    Restricted stock bonus plans

     -    Director stock ownership proposals

     -    Executive compensation proposals

CLAW-BACK PROVISION (COMPENSATION RECOVERY POLICIES)

The Committee generally favors voting AGAINST shareholder proposals requesting adoption of policy that seeks to recoup bonuses/awards in the event of a significant negative restatement of financial results. The Committee recommends considering, on a case-by-case basis, such shareholder proposals if the company has a history of negative material restatements and/or if the company has already adopted a formal claw-back policy.

STOCK PLANS IN LIEU OF CASH

The Committee recommends voting FOR plans which provide a dollar-for-dollar cash for stock exchange.

DIRECTOR RETIREMENT PLANS

The Committee recommends voting AGAINST retirement plans for nonemployee directors.

The Committee recommends voting FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

EMPLOYEE STOCK PURCHASE PLANS

The Committee recommends voting FOR employee stock purchase plans where all of the following apply:

     1.   Purchase price is at least 85 percent of fair market value

     2.   Offering period is 27 months or less, and

     3.   Potential voting power dilution (VPD) is ten percent or less.

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

The Committee recommends voting FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

The Committee recommends voting FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

The Committee will generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

The Committee recommends voting FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS

The Committee recommends voting FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

The Committee recommends voting AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

The Committee recommends voting AGAINST shareholder proposals requiring director fees be paid in stock only.

The Committee recommends voting FOR shareholder proposals to put option repricings to a shareholder vote.

The Committee recommends voting AGAINST shareholder proposals that require management to adopt an advisory vote of shareholders for compensation practices.

The Committee recommends voting AGAINST shareholder proposals seeking to add specific performance goals for executives.

GOLDEN AND TIN PARACHUTES

The Committee recommends voting FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

The Committee recommends voting FOR executive severance agreements (golden parachutes) triggered by a change in control if the following conditions are met: the benefit does not exceed relevant IRS guidelines, which are currently an amount equal to three times an executive's annual compensation (salary and bonus), and the benefit has been approved by the company's compensation committee.

6. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY

As a general matter, the Committee recommends a vote AGAINST shareholder resolutions that seek to further specific social policies by:

     -    Requiring reports that go beyond standard industry practice.

     - Restricting the company's ability to do business in any location or with any particular group.

     - Imposing any other constraints on matters normally left to the business judgment of management or the board of directors.

7. ENVIRONMENTAL AND ENERGY

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

     -    The company's level of disclosure lags that of its competitors, or

     - The company has a poor environmental track record, such as violations of federal and state regulations.

8. GENERAL CORPORATE ISSUES

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

     - The company is in compliance with laws governing corporate political activities, and

     - The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

The Committee recommends voting AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws have reporting requirements.

The Committee recommends voting AGAINST proposals disallowing the company from making political contributions.

The Committee recommends voting AGAINST proposals restricting the company from making charitable contributions.

The Committee recommends voting AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company

9. LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

The Committee recommends voting AGAINST proposals to implement the China Principles unless:

     - There are serious controversies surrounding the company's China operations, and

     - The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

10. MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

The Committee recommends voting AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

NUCLEAR WEAPONS

The Committee recommends voting AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless: the information is already publicly available or the disclosures sought could compromise proprietary information.

11. WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

     1. The board composition is reasonably inclusive in relation to companies of similar size and business or

     2. The board already reports on its nominating procedures and diversity initiatives.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

     1.   The company has well-documented equal opportunity programs

     2. The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

     3.   The company has no recent EEO-related violations or litigation.

The Committee recommends voting AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

     1.   The composition of senior management and the board is fairly inclusive

     2. The company has well-documented programs addressing diversity initiatives and leadership development

     3. The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

     4. The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

The Committee recommends voting AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

12. MUTUAL FUND PROXIES

APPROVE NEW CLASSES OR SERIES OF SHARES

The Committee recommends voting FOR the establishment of new classes or series of shares.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

The Committee recommends voting AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

The Committee recommends voting AGAINST any of the following changes:

     - Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

     - Removal of shareholder approval requirement for amendments to the new declaration of trust

     - Removal of shareholder approval requirement to make material changes to the fund's management contract, such as increasing management fees; changes that are non-material include decreasing management fees, and changes to administrative responsibilities that do not have the effect of increasing total advisory and administrative fees under the contract

     - Removal of shareholder approval requirement to change the domicile of the fund

AUTHORIZE THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER
APPROVAL

The Committee recommends voting FOR proposals authorizing the board of a registered investment company to hire/terminate subadvisers without shareholder approval when the registered investment company has applied for or received exemptive relief from the SEC.

                                    FORM N-1A

                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS.

(a) 1. Declaration of Trust dated January 28, 1986 is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 48 to
          Registrant's Registration Statement on Form N-1A (File Nos.
          33-488/811-4416) filed on October 6, 1999 ("PEA No. 48").

    2. Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit (a)(1) to PEA No. 48.

    3. Amendment No. 2 to Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) to PEA No. 48.

    4. Amendment No. 3 to the Declaration of Trust is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 75 to
          Registrant's Registration Statement on Form N-1A filed on July 29,
          2005 ("PEA No. 75").

    5. Certificate of Classification of Shares reflecting the creation of Class A, Class B, Class C, Class D, Class E and Class F Shares of beneficial interest as filed with the Office of the Secretary of State of Massachusetts on September 30, 1985 is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 47 to
          Registrant's Registration Statement on Form N-1A (File Nos.
          33-488/811-4416) filed on September 10, 1999 ("PEA No. 47").

    6. Certificate of Classification of Shares reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26 to
          Registrant's Registration Statement filed on May 15, 1996 ("PEA No.
          26").

    7. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market,
          Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of Secretary of State of Massachusetts on December 11, 1989 is incorporated herein by reference to Exhibit 1(d) to PEA No. 26.

    8. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market,
          Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

    9. Certificate of Classification of Shares reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class
          M-Special Series 1 shares, Class N and Class N-Special Series 1 shares, Class O and Class O-Special Series 1 shares, and Class P and
          Class P-Special Series 1 shares representing interests in the National
          Tax Exempt Bond Fund, Equity Income Fund, Small Cap Value Fund
          (formerly known as the Mid Cap Regional Fund), Limited Maturity Bond
          (formerly known as the Enhanced Income Fund) and Total

          Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

    10. Certificate of Classification of Shares reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class
          R-Special Series 1 shares, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt Money Market Fund, Bond Fund
          (formerly known as the Intermediate Government Fund), GNMA Fund and
          Pennsylvania Municipal Bond Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on September 10,
          1996 is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

    11. Certificate of Classification of Shares reflecting the creation of Class U and Class U-Special Series 1 shares, Class V and Class
          V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the International Equity, Equity
          Index and Core Equity Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(h) to Post-Effective
          Amendment No. 35 to Registrant's Registration Statement filed on July
          22, 1997 ("PEA No. 35").

    12. Certificate of Classification of Shares reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class
          Y-Special Series 1 shares representing interests in the Small Cap
          Growth Fund and Real Return Advantage Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(i) to PEA No.
          35.

    13. Certificate of Classification of Shares reflecting the creation of Special Series 2 Shares representing interests in the Money Market,
          Government Money Market, Treasury Money Market, Tax-Exempt Money
          Market, Equity Growth, Equity Income, Small Cap Value (formerly known as the Mid Cap Regional), Limited Maturity Bond (formerly known as the
          Enhanced Income), Total Return Advantage, Intermediate Bond (formerly known as the Fixed Income), Ohio Tax-Exempt Bond, National Tax-Exempt
          Bond, Pennsylvania Tax-Exempt Money Market, Bond (formerly known as the "Intermediate Government Fund), GNMA, Pennsylvania Municipal Bond,
          International Equity, Equity Index, Core Equity, Small Cap Growth and
          Real Return Advantage Funds, as filed with the Office of the Secretary of State of Massachusetts on December 29, 1997 and with the City of Boston, Office of the City Clerk on December 26, 1997, is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 44 to Registrant's Registration Statement filed on September 18, 1998
          ("PEA No 44").

    14. Certificate of Classification of Shares reflecting the creation of Class Z, Class Z - Special Series 1 and Class Z - Special Series 2,
          Class AA, Class AA - Special Series 1 and Class AA - Special Series 2
          Shares representing interests in the Tax Managed Equity and Balanced
          Allocation Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts and with the City of Boston, Office of the City Clerk on July 13, 1998 is incorporated herein by reference to Exhibit 1(k) to PEA No. 44.

    15. Certificate of Classification of Shares reflecting the creation of Class BB and Class BB - Special Series 1 shares in the Ohio Municipal
          Money Market Fund, as filed with the Office of the Secretary of State and with the City of Boston, Office of the City Clerk on September 15, 1998, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 43 to Registrant's Registration Statement filed on September 15, 1998 ("PEA No. 43").

    16. Certificate of Classification of Shares reflecting the creation of Special Series 3 Shares representing interests in the International
          Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed
          Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation,
          Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced
          Income, Ohio Tax Exempt, Pennsylvania Municipal, National Tax Exempt,
          Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan
          Municipal Bond and Money Market Funds is incorporated herein by reference to Exhibit (a)(14) to Post-Effective Amendment No. 53 to
          Registrant's Registration Statement filed on September 29, 2000 ("PEA
          No. 53").

    17. Certificate of Classification of Shares representing interests in the Treasury Plus Money Market, U.S. Government Income, Mid Cap Growth and
          Michigan Municipal Bond Funds is incorporated herein by reference to Exhibit (a)(15) to PEA No. 53.

    18. Certificate of Classification of Shares reflecting the creation of Class MM, Class MM-Special Series 1, Class MM-Special Series 2 and
          Class MM-Special Series 3 Shares representing interests in the
          Strategic Income Bond Fund is incorporated herein by reference to Exhibit (a)(16) to PEA No. 53.

    19. Certificate of Classification of Shares reflecting the creation of Class NN, Class NN-Special Series 1, Class NN-Special Series 2, Class
          NN-Special Series 3, Class OO, Class OO-Special Series 1, Class
          OO-Special Series 2 and Class OO-Special Series 3 shares representing interests in the Aggressive Allocation and Conservative Allocation
          Funds is incorporated herein by reference to Exhibit (a)(17) to Post-Effective Amendment No. 54 to Registrant's Registration Statement filed on December 15, 2000 ("PEA No. 54").

    20. Certificate of Classification of Shares reflecting the creation of Class PP, Class PP - Special Series 1, Class PP - Special Series 2 and
          Class PP - Special Series 3 shares representing interests in the Micro
          Cap Value Fund is incorporated herein by reference to Exhibit (a)(18) to Post-Effective Amendment No. 59 to Registrant's Registration
          Statement on Form N-1A filed on December 21, 2001.

    21. Certificate of Classification of Shares reflecting the creation of Special Series 4 Shares representing interests in the Core Equity,
          Equity Growth, Equity Index, International Equity, Large Cap Ultra,
          Large Cap Value, Micro Cap Value, Mid Cap Growth, Small Cap Growth,
          Small Cap Value, Tax Managed Equity, Aggressive Allocation, Balanced
          Allocation, Conservative Allocation, Bond, GNMA, Intermediate Bond,
          Limited Maturity Bond, Total Return Advantage, U.S. Government Income,
          Michigan Municipal Bond, National Tax-Exempt Bond, Ohio Tax Exempt
          Bond, Pennsylvania Municipal Bond, Government Money Market, Money
          Market, Ohio Municipal Money Market, Pennsylvania Tax-Exempt Money
          Market, Tax-Exempt Money Market, Treasury Money Market, Treasury Plus
          Money Market and Strategic Income Bond Funds is incorporated herein by reference to Exhibit (a)(19) to Post Effective Amendment No. 60 to
          Registrant's Registration Statement on Form N-1A filed on January 29,
          2002.

    22. Certificate of Classification of Shares reflecting the creation of Class QQ, Class QQ-Special Series 1, Class QQ-Special Series 2, Class
          QQ-Special Series 3, Class QQ-Special Series 4 and Class RR shares representing interests in the Armada High Yield Bond Fund and Armada
          Low Fee Money Market Fund is incorporated herein by reference to Exhibit (a)(20) to Post-Effective Amendment No. 63 to Registrant's
          Registration Statement filed on June 21, 2002 ("PEA No. 63").

    23. Certificate of Classification of Shares reflecting the creation of Class SS, Class SS-Special Series 1, Class SS-Special Series 2, Class
          SS-Special Series 3 and Class SS-Special Series 4 shares representing interests in the Armada Short Duration Bond Fund is incorporated herein by reference to Exhibit (a)(21) to PEA No. 63.

    24. Certificate of Classification of Shares reflecting the creation of Class TT-UA Series 1, Class TT-UA Series 2, Class UU-UA Series 1,
          Class UU-UA Series 2, Class VV-UA Series 1, Class VV-UA Series 2,
          Class WW-UA Series 1, Class WW-UA Series 2, Class XX-UA Series 1,
          Class XX-UA Series 2, Class YY-UA Series 1, Class YY-UA Series 2,
          Class ZZ-UA Series 1, Class ZZ-UA Series 2, Class AAA-UA Series 1,
          Class AAA-UA Series 2, Class BBB-UA Series 1, Class BBB-UA Series 2,
          Class CCC-UA Series 1, Class CCC-UA Series 2, Class DDD-UA Series 1 and Class DDD-UA Series 2 shares representing interests in the UA
          Series of Funds of Armada is incorporated herein by reference to Exhibit (a)(22) to PEA No. 63.

    25. Certificate of Classification of Shares reflecting the creation of various classes of Special Series 5 Shares designated as R Shares representing interests in the Core Equity, Equity Growth, Equity
          Index, International Equity, Large Cap Value, Small Cap Growth,
          Small/Mid Cap Value, Limited Maturity Bond, Total Return Advantage,
          U.S. Government Income and Money Market Funds is incorporated herein by reference to Exhibit (a)(23) to Registrant's Registration Statement filed on May 5, 2003 ("PEA No. 68").

    26. Certificate of Classification of Shares reflecting the creation of various classes of Special Series 5 Shares designated as R Shares representing interests in the Large Cap Ultra, Mid Cap Growth, Small
          Cap Value, Tax Managed Equity, Aggressive Allocation, Balanced
          Allocation, Conservative Allocation, Bond, High Yield Bond,
          Intermediate Bond, Short Duration Bond and Strategic Income Bond Funds and the creation of Class EEE , Class EEE - Special Series 1, Class
          EEE - Special Series 2, Class EEE - Special Series 3, Class EEE -
          Special Series 4 and Class EEE - Special Series 5 representing interests in the Armada Small Cap Core Fund is incorporated by reference to Exhibit (a)(24) to Post-Effective Amendment No. 70 to
          Registrant's Registration Statement filed on September 29, 2003 ("PEA
          No. 70").

    27. Certificate of Classification of Shares reflecting the creation of Class FFF, Class FFF - Special Series 1, Class FFF - Special Series 3,
          Class FFF - Special Series 5, Class GGG, Class GGG - Special Series 1,
          Class GGG - Special Series 3, Class GGG - Special Series 5, Class HHH,
          Class HHH - Special Series 1, Class HHH - Special Series 3 and Class
          HHH - Special Series 5 representing interests in the Armada
          Multi-Factor Small Cap Value Fund, Multi-Factor Small Cap Core Fund and Multi-Factor Small Cap Growth Fund, respectively, is incorporated herein by reference to Exhibit (a)(26) to Post-Effective Amendment No.
          74 to Registrant's Registration Statement filed on July 25, 2005 ("PEA
          No. 74").

    28. Certificate of Classification of Shares reflecting the creation of _________ representing interests in the Tax Exempt Limited Maturity
          Bond, Maryland Tax Exempt Bond and Diversified Real Estate Funds to be filed by amendment.

(b) Amended and Restated Code of Regulations is incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 79 to Registrant's
          Registration Statement filed on September 28, 2007 ("PEA No. 79").

(c)       See Article V, Section 5.1, and Article V, Section 5.4, of
          Registrant's Declaration of Trust, which is incorporated herein by reference as Exhibit (a) to PEA No. 48.

(d) 1.    Advisory Agreement for the Money Market, Treasury Money Market,
          Government Money Market, Tax Exempt Money Market, Pennsylvania Tax
          Exempt Money Market, National Tax Exempt Bond, Intermediate Bond,
          GNMA, Bond, Equity Growth, Equity Income, Small Cap Value, Ohio Tax
          Exempt Bond and Pennsylvania Municipal Bond Funds between Registrant and National City Bank, dated November 19, 1997 is incorporated herein by reference to Exhibit 5(a) to PEA No. 44.

    2.    First Amendment dated March 1, 2001 to the Advisory Agreement for the
          Money Market, Treasury Money Market, Government, Tax Exempt,
          Pennsylvania Tax Exempt, National Tax Exempt, Fixed Income, GNMA,
          Intermediate Government, Equity Growth, Equity Income, MidCap
          Regional, Ohio Tax Exempt and Pennsylvania Municipal Funds between
          Registrant and National City Bank dated November 19, 1997 is incorporated herein by reference to Exhibit (d)(2) to Post-Effective
          Amendment No. 57 to Registrant's Registration Statement on Form N-1A
          (File Nos. 33-488/811-4416) filed on July 18, 2001 ("PEA No. 57").

    3. Interim Advisory Agreement for the Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between
          Registrant and National Asset Management Corporation dated March 6,
          1998 is incorporated herein by reference to Exhibit 5(b) to PEA No.
          44.

    4. Interim Advisory Agreement for the Core Equity Fund between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(c) to PEA No. 44.

    5.    New Advisory Agreement for the Core Equity, Limited Maturity Bond
          (formerly known as the Enhanced Income) and Total Return Advantage
          Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit 5(d) to PEA No. 44.

    6.    First Amendment dated June 9, 2000 to the Advisory Agreement for the
          Core Equity, Enhanced Income and Total Return Advantage Funds between
          Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit (d)(6) to PEA No. 57.

    7.    Advisory Agreement for the International Equity, Small Cap Value,
          Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed
          Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and National City Bank dated April 9, 1998 is incorporated herein by reference to Exhibit 5(m) Post-Effective
          Amendment No. 43 filed on July l, 1998 ("PEA No. 42").

    8.    Assumption Agreement between National City Bank, National City
          Investment Management Company, Armada Funds, National Asset Management
          Corporation and SEI Fund Resources, dated August 5, 1998, is incorporated herein by reference to Exhibit (h)(8) to Post-Effective
          Amendment No. 46 to Registrant's Registration Statement filed on July
          15, 1999 ("PEA No. 46").

    9.    Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S.
          Government Income, Michigan Municipal Bond and Treasury Plus Money
          Market Funds between Registrant and National City Investment
          Management Company dated June 9, 2000 is incorporated herein by reference to Exhibit (d)(8) to PEA No. 53.

    10.   Advisory Agreement for the Aggressive Allocation and Conservative
          Allocation Funds dated March 5, 2000 between Registrant and National
          City Investment Management Company is incorporated herein by reference to Exhibit (d)(11) to PEA No. 57.

    11.   Advisory Agreement dated June 28, 2002 for the Small/Mid Cap Value
          Fund between Registrant and National City Investment Management
          Company is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 64 to Registrant's Registration Statement filed on July 30, 2002 ("PEA No. 64").

    12.   Advisory Agreement for the Allegiant High Yield Bond Fund dated April
          29, 2008 between Registrant and Allegiant Asset Management Company is incorporated herein by reference to Exhibit (d)(12) to Post-Effective
          Amendment No. 81 to Registrant's Registration Statement filed on
          September 29, 2008 ("PEA No. 81").

    13.   Advisory Agreement for the Armada Short Duration Bond Fund, dated
          December 3, 2002 between Registrant and National City Investment
          Management Company is incorporated herein by reference to Exhibit
          (d)(14) to PEA No. 68.

    14.   Advisory Agreement between the Registrant and National City Investment
          Management Company with respect to the Armada Small Cap Core Fund dated April 2, 2004 is incorporated herein by reference to Exhibit
          (d)(16) to Post-Effective Amendment No. 76 to Registrant's
          Registration Statement filed on September 28, 2005 ("PEA No. 76").

    15.   Sub-Advisory Agreement dated April 1, 2004 for the Armada Small Cap
          Core Fund between National City Investment Management Company and
          Allegiant Investment Counselors on behalf of the Armada Small Cap Core
          Fund is incorporated by reference to Exhibit (6)(q) of Form N-14 filed on July 6, 2004.

    16.   Advisory Agreement between the Registrant and Allegiant Asset
          Management Company with respect to the Allegiant Multi-Factor Small
          Cap Core Fund, Allegiant Multi-Factor Small Cap Growth Fund and
          Allegiant Multi-Factor Small Cap Value Fund is incorporated by reference to Exhibit (d)(18) to PEA No. 76.

    17.   Sub-Advisory Agreement dated September 1, 2005 between Allegiant Asset
          Management Company and Polaris Capital Management, Inc. with respect to the Allegiant International Equity Fund is incorporated by reference to Exhibit (d)(19) to PEA No. 76.

    18. First Amendment dated September 28, 2005 to the Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity
          Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and Allegiant
          Asset Management Company dated April 9, 1998 is incorporated by reference to Exhibit (d)(20) to PEA No. 76.

    19. First Amendment dated September 28, 2005 to the Advisory Agreement for the Small Cap Core Fund between Registrant and Allegiant Asset
          Management Company dated April 2, 2004 is incorporated by reference to Exhibit (d)(21) to PEA No. 76.

    20.   Second Amendment dated May 16, 2006 to the Advisory Agreement for the
          Money Market, Treasury, Government, Tax Exempt, Pennsylvania Tax
          Exempt, National Tax Exempt, Fixed Income, GNMA, Intermediate
          Government, Equity Growth, Large Cap Value, Mid Cap Regional, Ohio Tax
          Exempt and Pennsylvania Municipal Funds dated November 19, 1997 is incorporated by reference to Exhibit (d)(22) to Post-Effective
          Amendment No. 77 to Registrant's Registration Statement on Form N-1A
          (File Nos. 33-488/811-4416) filed on July 28, 2006 ("PEA No. 77").

    21.   Second Amendment dated May 16, 2006 to the Advisory Agreement for the
          Core Equity, Limited Maturity Bond and Total Return Advantage Funds dated March 6, 1998 is incorporated by reference to Exhibit (d)(23) to PEA No. 77.

    22.   Second Amendment dated May 16, 2006 to the Advisory Agreement for the
          International Equity, Small Cap Value, Small Cap Growth, Equity Index,
          Real Return Advantage, Tax Managed Equity, Balanced Allocation and
          Ohio Municipal Money Market Funds dated April 9, 1998 is incorporated by reference to Exhibit (d)(24) to PEA No. 77.

    23.   First Amendment dated May 16, 2006 to the Advisory Agreement for the
          Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan
          Municipal Bond and Treasury Plus Money Market Funds dated June 9, 2000 is incorporated by reference to Exhibit (d)(25) to PEA No. 77.

    24.   First Amendment dated May 16, 2006 to the Advisory Agreement for the
          Small/Mid Cap Value Fund dated June 28, 2002 is incorporated by reference to Exhibit (d)(26) to PEA No. 77.

    25. Third Amendment dated October 1, 2008 to the Advisory Agreement for the Money Market, Treasury Money Market, Government Money Market, Tax
          Exempt Money Market, Pennsylvania Tax Exempt Money Market,
          Intermediate Tax Exempt Bond, Intermediate Bond, Bond, Large Cap
          Growth, Large Cap Value, Ohio Intermediate Tax Exempt Bond and
          Pennsylvania Intermediate Municipal Bond Funds dated November 19, 1997 is incorporated by reference to Exhibit (d)(25) to PEA No. 81.

    26. Third Amendment dated October 1, 2008 to the Advisory Agreement for the Large Cap Core Equity, Limited Maturity Bond and Total Return
          Advantage Funds dated March 6, 1998 is incorporated by reference to Exhibit (d)(26) to PEA No. 81.

    27. Third Amendment dated October 1, 2008 to the Advisory Agreement for the International Equity, Multi-Factor Small Cap Value, Small Cap
          Growth, S&P 500 Index, Balanced Allocation and Ohio Municipal Money
          Market Funds

          dated April 9, 1998 is incorporated by reference to Exhibit (d)(27) to PEA No. 81.

    28. Second Amendment dated October 1, 2008 to the Advisory Agreement for the Mid Cap Growth, Government Mortgage and Michigan Intermediate
          Municipal Bond Funds dated June 9, 2000 is incorporated by reference to Exhibit (d)(28) to PEA No. 81.

    29. Second Amendment dated October 1, 2008 to the Advisory Agreement for the Mid Cap Value Fund dated June 28, 2002 is incorporated by reference to Exhibit (d)(29) to PEA No. 81.

    30. First Amendment dated October 1, 2008 to the Advisory Agreement for the Short Duration Bond Fund dated December 3, 2002 is incorporated by reference to Exhibit (d)(30) to PEA No. 81.

    31.   Advisory Agreement between Allegiant Asset Management Company and the
          Registrant, on behalf of the Balanced Allocation Fund, International
          Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large
          Cap Value Fund, Mid Cap Value Fund, Multi-Factor Mid Cap Growth Fund,
          Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value
          Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value
          Fund, S&P 500 Index Fund, Small Cap Core Fund, Small Cap Growth Fund,
          Bond Fund, Government Mortgage Fund, High Yield Bond Fund,
          Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return
          Advantage Fund, Ultra Short Bond Fund, Intermediate Tax Exempt Bond
          Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax
          Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund,
          Government Money Market Fund, Money Market Fund, Ohio Municipal Money
          Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt
          Money Market Fund and Treasury Money Market Fund dated ______, 2009 to be filed by amendment.

    32.   Advisory Agreement with respect to the Tax Exempt Limited Maturity
          Bond Fund, Maryland Tax Exempt Bond Fund and Diversified Real Estate
          Fund to be filed by amendment.

(e) 1.    Underwriting Agreement between Registrant and Professional Funds
          Distributor, LLC, dated May 1, 2003 is incorporated by reference to Exhibit (e)(1) to PEA No. 70.

    2.    Exhibit A dated March 31, 2004 to the Underwriting Agreement dated May
          1, 2003 is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 71 to Registrant's Registration Statement filed on July 30, 2004 ("PEA No. 71").

    3.    Amendment dated April 1, 2008 to the Underwriting Agreement dated May
          1, 2003 is incorporated herein by reference to Exhibit (e)(3) to PEA
          No. 81.

(f)       None.

(g) 1.    Custodian Services Agreement between Registrant and National City
          Bank, dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(1) to PEA No. 48.

    2.    Sub-Custodian Agreement between National City Bank and The Bank of
          California, National Association, dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(2) to PEA No. 48.

    3. Exhibit A dated December 4, 2002 to the Custodian Services Agreement dated November 7, 1994 is incorporated herein by reference to Exhibit
          (g)(3) to PEA No. 68.

    4.    Amended and Restated Foreign Custody Monitoring Agreement dated May
          24, 2001 between Registrant and National City Bank is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No.
          58 to Registrant's Registration Statement filed on September 28, 2001
          ("PEA No. 58").

    5.    Form of Exhibit A dated March 31, 2004 to the Custodian Services
          Agreement dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(5) to PEA No. 71.

    6. Annex A to the Custodian Services Agreement dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(6) to PEA No. 76.

    7. Custodian Services Agreement between Registrant and PFPC Trust Company dated February 21, 2006 is incorporated by reference to Exhibit (g)(7) to PEA No. 77.

(h) 1.    Co-Administration Agreement among Registrant, PFPC Inc. and National
          City Bank, dated June 1, 2003 is incorporated herein by reference to Exhibit (h)(1) to PEA No. 70.

    2.    Exhibit A dated March 31, 2004 to Co-Administration Agreement dated
          June 1, 2003 is incorporated herein by reference to Exhibit (h)(2) to PEA No. 71.

    3.    Restated Co-Administration and Accounting Services Agreement among
          Registrant, PFPC Inc. and National City Bank, dated August 31, 2004 is incorporated herein by reference to Exhibit (h)(3) to PEA No. 73.

    4.    Amendment to the Restated Co-Administration and Accounting Services
          Agreement among Registrant, PFPC Inc. and National City Bank, dated
          September 1, 2006 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 78 to Registrant's Registration Statement filed on September 28, 2006 ("PEA No. 78").

    5.    Co-Administration and Accounting Services Agreement among Registrant,
          Allegiant Advantage Fund, Allegiant Asset Management Company and PNC
          Global Investment Servicing (U.S.) Inc. dated January 1, 2009 to be filed by amendment.

    6.    Transfer Agency and Service Agreement between Registrant and PFPC
          Inc., dated June 10, 2006, is incorporated by reference to Exhibit
          (h)(4) to PEA No. 77.

    7.    Amendment to the Transfer Agency and Service Agreement dated July 5,
          2006 is incorporated by reference to Exhibit (h)(6) to PEA No. 79.

    8. Amendment to Transfer Agency Services Agreement dated April __, 2009 to be filed by amendment.

    9.    Red Flags Amendment to Transfer Agency Services Agreement dated May 1,
          2009 to be filed by amendment.

    10.   Shareholder Services Plan adopted by the Board of Trustees on February
          15, 1997, as revised on November 27, 2001 is incorporated herein by reference to Exhibit (h)(9) to PEA No. 61.

    11.   Shareholder Services Plan for Class 2 Shares approved by the Board of
          Trustees on May 16, 2002 is incorporated herein by reference to Exhibit (h)(11) to PEA No. 63.

    12. Form of Servicing Agreement is incorporated herein by reference to Exhibit (h)(10) to PEA No. 61.

    13. Form of Servicing Agreement for Class 2 Shares is incorporated herein by reference to Exhibit (h)(13) to PEA No. 63.

    14.   Assumption Agreement between National City Bank, National City
          Investment Management Company, Armada Funds, National Asset Management
          Corporation and SEI Fund Resources, dated August 5, 1998 is incorporated herein by reference to Exhibit h(8) to PEA No. 46.

    15.   Amendment to the Administrative Services Agreement with Registrant and
          Boston Financial Data Services, Inc. dated January 1, 2004 is incorporated by reference to Exhibit (13)(o) of Form N-14 filed on July 6, 2004.

    16.   Marketing Support Services Agreement among Registrant, Allegiant
          Advantage Fund, PFPC Distributors, Inc., Allegiant Asset Management
          Company and PNC Global Investment Servicing (U.S.) Inc. dated January
          1, 2009 to be filed by amendment.

(i)       None.

(j) 1.    Consent of Drinker Biddle & Reath LLP is filed herewith.

    2.    Consent of [Predecessor Audit Firm] to be filed by amendment.

(k)       None.

(l) 1.    Purchase Agreement between Registrant and McDonald & Company
          Securities, Inc. dated January 28, 1986 is incorporated herein by reference to Exhibit (l)(1) to PEA No. 48.

    2.    Purchase Agreement between Registrant and McDonald & Company
          Securities, Inc. with respect to the Tax Exempt Money Market Portfolio dated July 19, 1988 is incorporated herein by reference to Exhibit
          (l)(2) to PEA No. 48.

    3.    Purchase Agreement between Registrant and McDonald & Company
          Securities, Inc. with respect to the Tax Exempt Money Market Portfolio
          (Trust), dated October 17, 1989 is incorporated herein by reference to Exhibit (l)(3) to PEA No. 48.

    4.    Purchase Agreement between Registrant and McDonald & Company
          Securities, Inc. with respect to the Equity Growth Portfolio and Bond
          Portfolio, dated

          December 20, 1989 is incorporated herein by reference to Exhibit
          (l)(4) to PEA No. 48.

    5.    Purchase Agreement between Registrant and McDonald & Company
          Securities, Inc. with respect to the Ohio Tax Exempt Bond Portfolio, dated January 5, 1990 is incorporated herein by reference to Exhibit
          (l)(5) to PEA No. 48.

    6.    Purchase Agreement between Registrant and Allmerica Investments, Inc.
          with respect to the Limited Maturity Bond Fund (formerly known as the Enhanced Income Fund), dated July 5, 1994 is incorporated herein by reference to Exhibit (1)(6) to PEA No. 48.

    7.    Purchase Agreement between Registrant and Allmerica Investments, Inc.
          with respect to the Equity Income Portfolio, dated June 30, 1994 is incorporated herein by reference to Exhibit (l)(7) to PEA No. 48.

    8.    Purchase Agreement between Registrant and Allmerica Investments, Inc.
          with respect to the Small Cap Value Fund (formerly known as the Mid
          Cap Regional Equity Portfolio), dated July 25, 1994 is incorporated herein by reference to Exhibit (l)(8) to PEA No. 48.

    9.    Purchase Agreement between Registrant and Allmerica Investments, Inc.
          with respect to the Total Return Advantage Fund, dated July 5, 1994 is incorporated herein by reference to Exhibit (l)(9) to PEA No. 48.

    10.   Purchase Agreement between Registrant and Allmerica Investments, Inc.
          with respect to the National Tax Exempt Bond Fund is incorporated herein by reference to Exhibit (l)(10) to PEA No. 48.

    11.   Purchase Agreement between Registrant and 440 Financial Distributors,
          Inc. with respect to the Pennsylvania Tax Exempt Money Market Fund, dated September 6, 1996, is incorporated herein by reference to
          Exhibit 13(j) to PEA No. 33.

    12.   Purchase Agreement between Registrant and 440 Financial Distributors,
          Inc. with respect to the Intermediate Government Money Market Fund, dated September 6, 1996, is incorporated herein by reference to
          Exhibit 13(k) to PEA No. 33.

    13.   Purchase Agreement between Registrant and 440 Financial Distributors,
          Inc. with respect to the GNMA Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(l) to PEA No. 33.

    14.   Purchase Agreement between Registrant and 440 Financial Distributors,
          Inc. with respect to the Pennsylvania Municipal Bond Fund, dated
          September 6, 1996, is incorporated herein by reference to Exhibit
          13(m) to PEA No. 33.

    15.   Purchase Agreement between Registrant and SEI Investments Distribution
          Co. with respect to the Core Equity Fund is incorporated herein by reference to Exhibit 13(n) to PEA No. 36.

    16.   Purchase Agreement dated August 1, 1997 between Registrant and SEI
          Investments Distribution Co. with respect to the International Equity
          Fund (Class U - Special Series 1) is incorporated herein by reference to Exhibit (l)(16) to PEA No. 52.

    17.   Purchase Agreement between Registrant and SEI Investments Distribution
          Co. with respect to the Equity Index Fund is incorporated herein by reference to Exhibit (1)(17) to PEA No. 53.

    18.   Form of Purchase Agreement between Registrant and SEI Investments
          Distribution Co. with respect to the Real Return Advantage Fund is incorporated herein by reference to Exhibit 13(r) to PEA No. 33.

    19.   Purchase Agreement between Registrant and SEI Investments Distribution
          Co. with respect to the Small Cap Growth Fund is incorporated herein by reference to Exhibit 13(r) to PEA No. 36.

    20.   Purchase Agreement between Registrant and SEI Investments Distribution
          Co. with respect to Special Series 2 shares for each Fund is incorporated herein by reference to Exhibit (1)(20) to PEA No. 53.

    21.   Purchase Agreement between Registrant and SEI Investments Distribution
          Co. with respect to the Balanced Allocation Fund is incorporated herein by reference to Exhibit (l)(21) to PEA No. 53.

    22.   Purchase Agreement dated September 14, 1998 between Registrant and SEI
          Investments Distribution Co. with respect to the Ohio Municipal Money
          Market Fund (Class BB and Class BB - Special Series 1) is incorporated herein by reference to Exhibit (l)(22) to PEA No. 52.

    23.   Purchase Agreement dated April 9, 1998 between Registrant and SEI
          Investments Distribution Co. with respect to the Tax Managed Equity
          Fund (Class Z, Class Z - Special Series 1 and Class Z - Special Series
          2) and the National Tax-Exempt Fund (Class L, Class L - Special Series
          1 and Class L - Special Series 2) is incorporated herein by reference to Exhibit (l)(23) to PEA No. 52.

    24.   Purchase Agreement dated August 1, 1997 between Registrant and SEI
          Investments Distribution Co. with respect to the International Equity
          Fund (Class U) is incorporated herein by reference to Exhibit (l)(24) to PEA No. 52.

    25.   Purchase Agreement dated January 2, 1998 between Registrant and SEI
          Investments Distribution Co. with respect to Special Series 2 shares of the Money Market, Small Cap Value, Equity Growth, Equity Income,
          Small Cap Growth, International Equity, Core Equity, Intermediate Bond and Bond Funds is incorporated herein by reference to Exhibit (l)(25) to PEA No. 52.

    26.   Purchase Agreement dated January 11, 2000 between Registrant and SEI
          Investments Distribution Co. with respect to Special Series 2 shares of the Equity Index, Total Return Advantage, Enhanced Income and GNMA
          Funds and Special Series 3 Shares of the Money Market, Small Cap
          Value, Equity Growth, Equity Income, Small Cap Growth, International
          Equity, Core Equity, Tax Managed Equity, Equity Index, Enhanced
          Income, Total Return Advantage, GNMA, Intermediate Bond, Bond,
          National Tax-Exempt Bond, Ohio Tax-Exempt Bond and Pennsylvania
          Municipal Bond Funds is incorporated herein by reference to Exhibit
          (1)(26) to PEA No. 53.

    27.   Purchase Agreement between Registrant and SEI Investments Distribution
          Co. with respect to the Aggressive Allocation and Conservative
          Allocation Funds is incorporated herein by reference to Exhibit
          (l)(28) to PEA No. 61.

    28.   Purchase Agreement between Registrant and SEI Investments Distribution
          Co. with respect to the Small/Mid Cap Value Fund is incorporated herein by reference to Exhibit (l)(29) to PEA No. 64.

    29.   Purchase Agreement between Registrant and Professional Funds
          Distributor, LLC, with respect to the Allegiant High Yield Bond Fund dated April 29, 2008 is incorporated herein by reference to Exhibit
          (1)(29) to PEA No. 81.

    30.   Form of Purchase Agreement between Registrant and SEI Investments
          Distribution Co. with respect to the Armada Short Duration Bond Fund is incorporated herein by reference to Exhibit (l)(31) to PEA No. 63.

    31.   Purchase Agreement between Registrant and Professional Funds
          Distributor, LLC, with respect to the Armada Small Cap Core Fund is incorporated herein by reference to Exhibit (l)(31) to PEA No. 79.

    32.   Purchase Agreement between Registrant and Professional Funds
          Distributor, LLC, with respect to the Allegiant Multi-Factor Small Cap
          Core Fund, Allegiant Multi-Factor Small Cap Growth Fund and Allegiant
          Multi-Factor Small Cap Value Fund is incorporated herein by reference to Exhibit (l)(34) to PEA No. 76.

    33.   Purchase Agreement between Registrant and Professional Funds
          Distributor, LLC, with respect to the Tax Exempt Limited Maturity Bond
          Fund, Maryland Tax Exempt Bond Fund and Diversified Real Estate Fund to be filed by amendment.

(m) 1.    Service and Distribution Plan for the A (formerly, Retail) and I
          (formerly, Institutional) Share Classes is incorporated herein by reference to Exhibit 15(a) to PEA No. 38.

    2. B Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(2) to PEA No. 58.

    3. C Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(3) to PEA No. 58.

    4. H Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(4) to PEA No. 59.

    5. Class 1 Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(5) to Post-Effective Amendment No. 66 to Registrant's
          Registration Statement filed on September 30, 2002 ("PEA No. 66").

    6. Class 2 Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(6) to PEA No. 66.

    7. R Shares Distribution Plan is incorporated herein by reference to Exhibit (n)(7) to PEA No 68.

(n) 1.    Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a
          Multi-Class System dated _______ to be filed by amendment.

(p) 1. Code of Ethics of Allegiant Asset Management Company, Allegiant Funds and Allegiant Advantage Fund dated April 1, 2008 is incorporated herein by reference to Exhibit (p)(1) to PEA No. 81.

    2. Code of Ethics of Polaris Capital Management, LLC is incorporated herein by reference to Exhibit (p)(2) to PEA No. 76.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          Registrant is controlled by its Board of Trustees.

ITEM 25. INDEMNIFICATION.

          Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Section 10 of the Underwriting Agreement with Professional Funds Distributor, LLC incorporated by reference as Exhibit (e)(1) hereto, and Sections 12 and 6, respectively, of the Custodian Services and Transfer Agency and Service Agreements, incorporated by reference as Exhibits (g)(7) and (h)(6) hereto. In
Section 10 of the Underwriting Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

          In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, incorporated by reference as Exhibit (a)(1) hereto, provides as follows:

          9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

          The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

          Section 12 of Registrant's Custodian Services Agreement provides as follows:

          12. INDEMNIFICATION.

          The Fund, on behalf of each Portfolio, agrees to indemnify, defend and hold harmless PFPC Trust and its affiliates, including their respective officers, directors, agents and employees, from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, attorneys' fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PFPC Trust takes in connection with the provision of services to the Fund under this Agreement. Neither PFPC Trust, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PFPC Trust's or its affiliates' own willful misfeasance, bad faith, negligence or reckless disregard in the performance of PFPC Trust's duties or responsibilities under this Agreement. Subject to paragraph
          (b) below, the provisions of this Section 12 shall survive termination of this Agreement.

               (a) A claim by PFPC Trust for indemnification under this Agreement must be made prior to the earlier of (i) one year after PFPC Trust becomes aware of the event for which indemnification is claimed; or (ii) one year after the earlier of termination of this Agreement or the expiration of the term of this Agreement.

               (b) Except for remedies that cannot be waived as a matter of law (and injunctive or professional relief), the provisions of this
          Section 12 shall be PFPC Trust's sole and exclusive remedy for claims or other actions or proceedings to which the Fund's indemnification obligations pursuant to this Section 12 apply.

          Section 12 of Registrant's Transfer Agency Agreement provides as follows:

          12. INDEMNIFICATION

          Each Fund, on behalf of the Portfolios, agrees to indemnify, defend and hold harmless PNC Global Investment Servicing (U.S.) Inc. ("PNC Global Investment Servicing")(formerly PFPC Inc.) and its affiliates, including their respective officers, directors, agents and employees, from all taxes, charges, expenses, assessments, claims and liabilities (including, reasonable attorneys' fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PNC Global Investment Servicing takes in connection with the provision of services to a Fund. Neither PNC Global Investment Servicing, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PNC Global Investment Servicing's or its affiliates' own willful misfeasance, bad faith, negligence or reckless disregard in the performance of PNC Global Investment Servicing's activities under this Agreement, provided that in the absence of a finding to the contrary the acceptance, processing and/or negotiation of a fraudulent payment for the purchase of Shares shall be presumed not to have been the result of PNC Global Investment Servicing's or its affiliates own willful misfeasance, bad faith, negligence or reckless disregard of such duties and obligations under this Agreement. Any amounts payable by a Fund hereunder shall be satisfied only against the relevant Portfolio's assets and not against the assets of any other investment portfolio of the Fund.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          (a) Investment Adviser: Allegiant Asset Management Company ("Allegiant"), previously known as National City Investment Management Company.

          Allegiant performs investment advisory services for Registrant and certain other investment advisory customers. Effective January 1, 2009, Allegiant became an indirect wholly owned subsidiary of PNC Financial Services Group, Inc. ("PNC"). Prior to such date, Allegiant was an indirect wholly owned subsidiary of National City Corporation (the "Corporation"). In 1998, the Corporation consolidated its mutual fund investment management operations under Allegiant, a registered investment adviser. As of August 5, 1998, Allegiant assumed National City Bank's rights, responsibilities, liabilities and obligations under its Advisory Agreements with the Registrant relating to each of the Funds, its Sub-Advisory Agreement with National Asset Management Corporation relating to the Core Equity Fund and the Total Return Advantage Fund, and its Sub-Administration Agreement with SEI Fund Resources relating to each of the Funds, which Sub-Administration Agreement is no longer in effect. As of August 1, 1998, Wellington Management Company LLP ceased serving as the sub-adviser to the Small Cap Growth Fund under a sub-advisory agreement with National City Bank and the Small Cap Growth Team of Allegiant began making the investment decisions for the Fund. As of April 18, 2001, National Asset Management Corporation ceased serving as the sub-adviser to the Core Equity and Total Return Advantage Funds and the Equity Team and Taxable Fixed Income Team of Allegiant began making the investment decisions of the Core Equity Fund and Total Return Advantage Fund, respectively.

          To the knowledge of Registrant, none of the directors or officers of Allegiant, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for PNC, which owns all the outstanding stock of National City Bank, which it turn owns all the outstanding stock of Allegiant. . Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of Allegiant who are engaged in any other business, profession, vocation or employment of a substantial nature.

                       ALLEGIANT ASSET MANAGEMENT COMPANY

                      Position with Allegiant
                         Asset Management           Other Business         Type of
Name                          Company                 Connections         Business
----               ----------------------------   ------------------   --------------
John Abunassar     Director, President and        National City Bank   Bank affiliate
                   Chief Executive Officer
Kathleen T. Barr   Director and Senior Managing   National City Bank   Bank affiliate
                   Director
Joseph C. Penko    Director, Treasurer and        National City Bank   Bank affiliate
                   Managing Director

          (b) Investment Sub-Adviser: Polaris Capital Management, LLC
("Polaris")

          The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

                             Position with Polaris      Other Business        Type of
Name                       Capital Management, Inc.       Connections        Business
----                     ----------------------------   --------------   ----------------
Bernard R. Horn, Jr.     President, Portfolio Manager   N/A              N/A
Sumanta Biswas, CFA      Vice President, Assistant      N/A              N/A
                         Portfolio Manager
Edward E. Wendell, Jr.   Treasurer                      President        Boston Investor
                                                                         Services, Inc.

ITEM 27. PRINCIPAL UNDERWRITER

     (a) Professional Funds Distributor, LLC (the "Distributor") acts as principal underwriter for the following investment companies as of June 1, 2009:

                    Allegiant Funds
                    Allegiant Advantage Fund
                    EIP Growth & Income Fund
                    SPARX Asia Funds
                    The Roxbury Funds
                    WT Investment Trust

     Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of The Financial Industry Regulatory Authority. Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

     (b) The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC:

          Philip H. Rinnander - President & Owner
          Barbara A. Rice     - Vice President
          Jennifer DiValerio  - Vice President

     (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

          (a) Allegiant Asset Management ("Allegiant"), 200 Public Square, 5th Floor, Cleveland, Ohio, 44114 and National City Bank, Trust Operations, 4100 West 150th Street, Cleveland, Ohio 44135 (records relating to their functions as investment adviser and co-administrator); and National City Bank, Columbus Plaza, 155 E. Broad Street, Columbus, Ohio 43251 (records relating to Allegiant's former function as investment adviser to the predecessor Parkstone Group of Funds).

          (b) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

          (c) PNC Global Investment Servicing (U.S.) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 (records relating to its function as co-administrator and transfer agent).

          (d) Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, Pennsylvania 19406 (records relating to its function as distributor).

          (e) Polaris Capital Management, LLC, 125 Summer Street, Suite 1470, Boston, Massachusetts 02110 (records relating to its function as sub-adviser to a portion of the assets of the Allegiant International Equity Fund).

          (f) PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153 (records relating to its function as custodian).

ITEM 29. MANAGEMENT SERVICES.

          Inapplicable.

ITEM 30. UNDERTAKINGS.

          None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 82 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleveland, State of Ohio, on the 17th day of June, 2009.

                                        ALLEGIANT FUNDS
                                        Registrant


                                        /s/ John G. Abunassar.
                                        ----------------------------------------
                                        John G. Abunassar
                                        President, Chief Executive Officer and
                                        Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 82 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                    Title                      Date
---------                     ----------------------------------   -------------


/s/ John Kernan               Treasurer                            June 17, 2009
---------------------------
John Kernan


*Dorothy A. Berry             Trustee                              June 17, 2009
---------------------------
Dorothy A. Berry


*Kelley J. Brennan            Trustee                              June 17, 2009
---------------------------
Kelley J. Brenna17


*John F. Durkott              Trustee                              June 17, 2009
---------------------------
John F. Durkott


*Richard W. Furst             Trustee                              June 17, 2009
---------------------------
Richard W. Furst


*Gerald L. Gherlein           Trustee                              June 17, 2009
---------------------------
Gerald L. Gherlein


*Dale C. LaPorte              Trustee                              June 17, 2009
---------------------------
Dale C. LaPorte


*Robert D. Neary              Trustee and Chairman                 June 17, 2009
---------------------------   of the Board
Robert D. Neary


*Kathleen Cupper Obert        Trustee                              June 17, 2009
---------------------------
Kathleen Cupper Obert


/s/ John G. Abunassar         President, Chief Executive Officer   June 17, 2009
---------------------------   and Trustee
John G. Abunassar


*By: /s/ Audrey C. Talley
     ----------------------
     Audrey C. Talley
     Attorney-in-Fact

                                 ALLEGIANT FUNDS
                            CERTIFICATE OF SECRETARY

     The following resolution was duly adopted by the Board of Trustees of Allegiant Funds on May 13, 2008 and remains in effect on the date hereof:

               FURTHER RESOLVED, that the trustees and officers of the Trusts required to execute any amendments to each of Allegiant's and Advantage's Registration Statement be, and hereby are, authorized to execute a power of attorney appointing Timothy L. Swanson and Audrey C. Talley, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to said Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and re-substitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.

                                        ALLEGIANT FUNDS


                                        By: /s/ Audrey C. Talley
                                            ------------------------------------
                                            Audrey C. Talley
                                            Secretary

Dated: June 16, 2009

                                 ALLEGIANT FUNDS

                                POWER OF ATTORNEY

          Know All Men by These Presents, that the undersigned, Robert D. Neary, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 17, 2006


/s/ Robert D. Neary
-------------------------------------
Robert D. Neary

                                 ALLEGIANT FUNDS

                                POWER OF ATTORNEY

          Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 13, 2006


/s/ John F. Durkott
-------------------------------------
John F. Durkott

                                 ALLEGIANT FUNDS

                                POWER OF ATTORNEY

          Know All Men by These Presents, that the undersigned, Richard W. Furst, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 14, 2006


/s/ Richard W. Furst
-------------------------------------
Richard W. Furst

                                 ALLEGIANT FUNDS

                                POWER OF ATTORNEY

          Know All Men by These Presents, that the undersigned, Dorothy A. Berry, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 14, 2006


/s/ Dorothy A. Berry
-------------------------------------
Dorothy A. Berry

                                 ALLEGIANT FUNDS

                                POWER OF ATTORNEY

          Know All Men by These Presents, that the undersigned, Kelley J. Brennan, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 14, 2006


/s/ Kelley J. Brennan
-------------------------------------
Kelley J. Brennan

                                 ALLEGIANT FUNDS

                                POWER OF ATTORNEY

          Know All Men by These Presents, that the undersigned, Gerald L. Gherlein, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 13, 2006


/s/ Gerald L. Gherlein
-------------------------------------
Gerald L. Gherlein

                                 ALLEGIANT FUNDS

                                POWER OF ATTORNEY

          Know All Men by These Presents, that the undersigned, Kathleen A. Obert, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 14, 2006


/s/ Kathleen A. Obert
-------------------------------------
Kathleen A. Obert

                                 ALLEGIANT FUNDS

                                POWER OF ATTORNEY

          Know All Men by These Presents, that the undersigned, Dale C. LaPorte, hereby constitutes and appoints Timothy L. Swanson and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: July 13, 2006


/s/ Dale C. LaPorte
-------------------------------------
Dale C. LaPorte

                                  EXHIBIT INDEX

EXHIBIT NO.   DESCRIPTION
-----------   -----------
(j) 1.        Consent of Drinker Biddle & Reath LLP.